ONE GROUP(R)
INVESTMENT TRUST

        SEMI-ANNUAL REPORT
        FOR THE SIX MONTHS ENDED JUNE 30, 2000



        MID CAP GROWTH PORTFOLIO
        MID CAP VALUE PORTFOLIO
        DIVERSIFIED MID CAP PORTFOLIO
        LARGE CAP GROWTH PORTFOLIO
        DIVERSIFIED EQUITY PORTFOLIO
        EQUITY INDEX PORTFOLIO
        BALANCED PORTFOLIO
        BOND PORTFOLIO
        GOVERNMENT BOND PORTFOLIO

Table of Contents
--------------------------------------------------------------------------------
ONE GROUP INVESTMENT TRUST                                         JUNE 30, 2000

Schedules of Portfolio Investments..........................................   2
Statements of Assets and Liabilities......................................... 41
Statements of Operations..................................................... 43
Statements of Changes in Net Assets.......................................... 45
Financial Highlights......................................................... 48
Notes to Financial Statements................................................ 57

One Group Investment Trust
Mid Cap Growth Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 2000
(Unaudited)

  SHARES
    OR
 PRINCIPAL                                         MARKET
  AMOUNT            SECURITY DESCRIPTION           VALUE
-----------   --------------------------------  ------------
COMMON STOCKS (96.6%):
Business Equipment & Services (16.2%):
     39,930   Apollo Group, Inc., Class A
                (b)...........................  $  1,118,040
     16,870   Checkfree Holdings Corp. (b)....       869,859
     80,180   Cintas Corp. ...................     2,941,603
     60,550   Comdisco, Inc. .................     1,351,022
     62,050   Concord EFS, Inc. (b)...........     1,613,300
      7,870   Convergys Corp. (b).............       408,256
     13,710   CSG Systems International, Inc.
                (b)...........................       768,617
      2,000   eBay, Inc. (b)..................       108,625
     61,030   Fiserv, Inc. (b)................     2,639,548
     38,200   Galileo International, Inc. ....       797,425
      5,500   Heidrick & Struggles
                International, Inc. (b).......       347,188
     38,670   Herman Miller, Inc. ............     1,000,586
     37,860   Manpower, Inc. .................     1,211,520
     61,770   MarchFirst, Inc. (b)............     1,127,303
     61,980   Nova Corp. (b)..................     1,731,566
     11,580   Nvidia Corp. (b)................       736,054
      9,040   Omnicom Group, Inc..............       805,125
      1,800   Oni Systems Corp. (b)...........       210,966
     29,020   QLogic Corp. (b)................     1,917,134
     36,670   Reynolds & Reynolds Co. ........       669,228
     80,820   Robert Half International, Inc.
                (b)...........................     2,303,370
     39,300   Viad Corp. .....................     1,070,925
     41,540   Waters Corp. (b)................     5,184,710
                                                ------------
                                                  30,931,970
                                                ------------
Capital Goods (1.1%):
     30,870   American Standard Companies
                (b)...........................     1,265,670
     16,880   Fastenal Co. ...................       854,550
                                                ------------
                                                   2,120,220
                                                ------------
Consumer Durable (1.6%):
      8,740   Harley-Davidson, Inc. ..........       336,490
     21,760   SPX Corp. (b)...................     2,631,600
                                                ------------
                                                   2,968,090
                                                ------------
Consumer Non-Durable (3.4%):
     45,680   Dial Corp. .....................       473,930
     64,438   Energizer Holdings, Inc. (b)....     1,175,999
     37,900   Hormel Foods Corp. .............       637,194
     28,280   International Paper Co. ........       843,098
     16,940   Jones Apparel Group, Inc. (b)...       398,090
     33,310   McCormick & Co., Inc. ..........     1,082,574
     31,080   Nabisco Group Holdings Corp. ...       806,138
     23,250   Ralston Purina Group............       463,547
     31,560   Sara Lee Corp. .................       609,503
                                                ------------
                                                   6,490,073
                                                ------------

  SHARES
    OR
 PRINCIPAL                                         MARKET
  AMOUNT            SECURITY DESCRIPTION           VALUE
-----------   --------------------------------  ------------
COMMON STOCKS, CONTINUED:
Consumer Services (6.3%):
     44,780   Hispanic Broadcasting Corp.
                (b)...........................  $  1,483,338
     18,760   International Speedway Corp. ...       776,195
     46,740   Readers Digest Association,
                Inc. .........................     1,857,915
     52,310   Univision Communications, Inc.
                (b)...........................     5,414,084
     71,940   Westwood One, Inc. (b)..........     2,454,953
                                                ------------
                                                  11,986,485
                                                ------------
Energy (1.1%):
     51,450   Nabors Industries, Inc. (b).....     2,138,391
                                                ------------
Financial Services (4.9%):
     12,370   Cigna Corp. ....................     1,156,595
     71,300   E*Trade Group, Inc. (b).........     1,176,450
     25,250   First Tennessee National
                Corp. ........................       418,203
     26,750   Legg Mason, Inc. ...............     1,337,500
     29,720   National Commerce Bancorp.......       477,378
     10,200   PNC Financial Services Group,
                Inc. .........................       478,125
     35,200   Southtrust Corp. ...............       796,400
     38,800   TD Waterhouse Group (b).........       671,725
     34,600   Waddell & Reed Financial, Inc.,
                Class A.......................     1,135,313
     37,690   Zions Bancorp...................     1,729,617
                                                ------------
                                                   9,377,306
                                                ------------
Health Care (16.2%):
     11,490   Beckman Coulter, Inc. ..........       670,729
     52,860   Chiron Corp. (b)................     2,510,850
     33,780   Forest Laboratories, Inc., Class
                A (b).........................     3,411,780
     15,800   Gilead Sciences, Inc. (b).......     1,123,775
    107,460   Health Management Associates,
                Inc. (b)......................     1,403,696
     15,700   Idec Pharmaceuticals Corp.
                (b)...........................     1,841,806
     19,180   Incyte Genomics, Inc. (b).......     1,576,356
     67,060   Ivax Corp. (b)..................     2,782,990
     15,560   MedImmune, Inc. (b).............     1,151,440
     35,990   Millennium Pharmaceuticals
                (b)...........................     4,026,380
     13,070   Minimed, Inc. (b)...............     1,542,260
     29,320   Sepracor, Inc. (b)..............     3,536,725
     81,230   Stryker Corp. ..................     3,553,813
     45,090   Sybron International Corp.
                (b)...........................       893,346
     15,890   Watson Pharmaceutical, Inc.
                (b)...........................       854,088
                                                ------------
                                                  30,880,034
                                                ------------
Multi-Industry (1.9%):
     20,880   Nasdaq-100 Shares (b)...........     1,945,755

Continued

One Group Investment Trust
Mid Cap Growth Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 2000
(Unaudited)

  SHARES
    OR
 PRINCIPAL                                         MARKET
  AMOUNT            SECURITY DESCRIPTION           VALUE
-----------   --------------------------------  ------------
COMMON STOCKS, CONTINUED:
Multi-Industry, continued:
     20,080   S&P Mid-Cap 400 Depository
                Receipt.......................  $  1,782,100
                                                ------------
                                                   3,727,855
                                                ------------
Raw Materials (0.9%):
      5,500   Avery Dennison Corp. ...........       369,188
     17,210   Praxair, Inc. ..................       644,299
     19,440   Rohm & Haas Co. ................       670,680
                                                ------------
                                                   1,684,167
                                                ------------
Retail (5.3%):
     37,300   Abercrombie & Fitch (b).........       454,594
     32,920   BJ's Wholesale Club, Inc. (b)...     1,086,360
     30,800   CDW Computer Center, Inc. (b)...     1,925,000
     29,990   Dollar Tree Stores, Inc. (b)....     1,186,479
     73,390   Family Dollar Stores, Inc. .....     1,435,692
     30,080   Hannaford Brothers Co. .........     2,162,000
     15,080   Kohl's Corp. (b)................       838,825
     13,600   Lands' End, Inc. (b)............       453,900
     28,730   Limited, Inc. ..................       621,286
                                                ------------
                                                  10,164,136
                                                ------------
Shelter (0.4%):
     13,800   Sealed Air Corp. (b)............       722,775
                                                ------------
Technology (33.6%):
     29,340   Adtran, Inc. (b)................     1,756,733
     14,910   Antec Corp. (b).................       619,697
      2,340   Applied Materials, Inc. (b).....       212,063
    122,400   ATMEL Corp. (b).................     4,513,499
        700   Bookham Technology, P.L.C.
                (b)...........................        41,475
      3,410   Broadcom Corp., Class A (b).....       746,790
     27,170   Burr-Brown Corp. (b)............     2,355,299
     96,620   Cadence Design Systems, Inc.
                (b)...........................     1,968,633
     21,900   Commscope Inc. (b)..............       897,900
     11,720   Comverse Technology, Inc. (b)...     1,089,960
     44,800   Cypress Semiconductor Corp.
                (b)...........................     1,892,800
     30,890   Electronic Arts, Inc. (b).......     2,253,039
      9,830   General Dynamics Corp. .........       513,618
     35,810   Integrated Device Technology,
                Inc. (b)......................     2,144,124
     44,170   Intuit, Inc. (b)................     1,827,534
     16,830   Investment Technology Group,
                Inc. (b)......................       664,785
     90,670   Jabil Circuit, Inc. (b).........     4,499,498
     18,450   Lam Research Corp. (b)..........       691,875
     21,340   Macromedia, Inc. (b)............     2,063,311
     24,520   Micrel, Inc. (b)................     1,065,088
     23,240   Microchip Technology, Inc.
                (b)...........................     1,354,093

  SHARES
    OR
 PRINCIPAL                                         MARKET
  AMOUNT            SECURITY DESCRIPTION           VALUE
-----------   --------------------------------  ------------
COMMON STOCKS, CONTINUED:
Technology, continued:
     13,280   Novellus Systems, Inc. (b)......  $    751,150
      3,830   PMC -- Sierra, Inc. (b).........       680,543
      8,000   Polycom, Inc. (b)...............       752,750
     23,590   Powerwave Technologies, Inc.
                (b)...........................     1,037,960
     56,940   Rational Software Corp. (b).....     5,291,860
      5,770   Sanmina Corp. (b)...............       493,335
     15,100   Sawtek, Inc. (b)................       869,194
     81,950   SCI Systems, Inc. (b)...........     3,211,416
     13,600   Semtech Corp. (b)...............     1,040,188
        700   Sonus Networks, Inc. (b)........       110,513
        900   StorageNetworks, Inc. (b).......        81,225
     44,610   Symantec Corp. (b)..............     2,406,152
     83,380   Symbol Technologies, Inc. ......     4,643,223
     29,900   Synopsys, Inc. (b)..............     1,033,419
     18,030   Titan Corp. (b).................       806,843
     17,150   Transwitch Corp. (b)............     1,323,766
     12,700   Triquint Semiconductor, Inc.
                (b)...........................     1,215,231
     58,470   Vitesse Semiconductor Corp.
                (b)...........................     4,301,199
     12,690   Xilinx, Inc. (b)................     1,035,028
                                                ------------
                                                  64,256,809
                                                ------------
Utilities (3.7%):
     93,480   Broadwing, Inc. (b).............     2,424,638
     56,580   Calpine Corp. (b)...............     3,720,134
     17,990   El Paso Energy Corp. ...........       916,366
                                                ------------
                                                   7,061,138
                                                ------------
  Total Common Stocks                            184,509,449
                                                ------------
REPURCHASE AGREEMENTS (3.0%):
$ 5,792,000   State Street Bank, 6.45%,
                7/3/00, (Collateralized by
                $5,925,000 Fannie Mae, 6.35%,
                6/22/01, market value
                $5,910,188)...................     5,792,000
                                                ------------
  Total Repurchase Agreements                      5,792,000
                                                ------------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES
  LENDING (12.7%):
Repurchase Agreements (12.7%):
 24,318,853   Lehman Brothers, 7.18%, 7/3/00,
                (Collateralized by $25,537,249
                Galaxy Funding Commercial
                Paper, 0.00%, 10/10/00, market
                value $25,052,041.75).........    24,318,853
                                                ------------
  Total Short-Term Securities Held as
    Collateral for Securities Lending             24,318,853
                                                ------------
Total (Cost $193,203,335) (a)                   $214,620,302
                                                ============

Continued

One Group Investment Trust
Mid Cap Growth Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 2000
(Unaudited)

------------

Percentages indicated are based on net assets of $191,177,072.

(a) Represents cost for federal income tax and financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows:

                   Unrealized appreciation......................  $ 32,490,847
                   Unrealized depreciation......................   (11,073,880)
                                                                  ------------
                   Net unrealized appreciation (depreciation)...  $ 21,416,967
                                                                  ============

(b) Non-income producing securities.

See notes to financial statements.

One Group Investment Trust
Mid Cap Value Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 2000
(Unaudited)

  SHARES
    OR
PRINCIPAL                                          MARKET
  AMOUNT            SECURITY DESCRIPTION            VALUE
----------   ----------------------------------  -----------
COMMON STOCKS (99.6%):
Business Equipment & Services (5.2%):
     7,100   A.C. Nielson Corp. (b)............  $   156,200
    10,000   Acxiom Corp. (b)..................      279,375
     5,900   Affiliated Computer Services, Inc.
               (b).............................      195,069
     7,300   DST Systems, Inc. (b).............      555,712
     7,700   Jacobs Engineering Group, Inc.
               (b).............................      251,694
    11,900   Modis Professional Services, Inc.
               (b).............................      105,612
     7,800   Sensormatic Electronics Corp.
               (b).............................      123,338
    17,000   Sungard Data Systems, Inc. (b)....      527,000
                                                 -----------
                                                   2,194,000
                                                 -----------
Capital Goods (4.9%):
     6,100   Agco Corp. .......................       74,725
    11,800   Diebold, Inc. ....................      328,925
     2,100   Dover Corp. ......................       85,181
     7,700   Harsco Corp. .....................      196,350
     8,800   Hubbell, Inc., Class B............      224,400
     4,400   Mark IV Industries, Inc. .........       91,850
     4,700   Martin Marietta Materials,
               Inc. ...........................      190,056
     3,900   Precision Castparts Corp. ........      176,475
     3,600   Southdown, Inc. ..................      207,900
     4,200   Teleflex, Inc. ...................      155,663
     7,400   USG Corp. ........................      224,775
     4,300   York International Corp. .........      112,338
                                                 -----------
                                                   2,068,638
                                                 -----------
Consumer Durable (1.2%):
     4,400   Borg-Warner Automotive, Inc. .....      154,550
    14,800   Federal Mogul Corp. ..............      141,525
     9,500   Lear Corp. (b)....................      190,000
                                                 -----------
                                                     486,075
                                                 -----------
Consumer Non-Durable (5.1%):
     2,800   Blyth Industries, Inc. ...........       82,600
     3,400   Dean Foods Co. ...................      107,738
    12,300   Dole Food Co., Inc. ..............      201,413
    15,300   Flowers Industries, Inc. .........      305,043
    18,300   IBP, Inc. ........................      282,506
     4,100   Lancaster Colony Corp. ...........       78,669
     9,200   Mohawk Industries, Inc. (b).......      200,100
    16,200   R.J. Reynolds Tobacco Holdings,
               Inc. ...........................      452,587
     2,800   Suiza Foods Corp. (b).............      136,850
    19,600   Tyson Foods, Inc., Class A........      171,500
    10,400   Whittman Corp. ...................      128,700
                                                 -----------
                                                   2,147,706
                                                 -----------

  SHARES
    OR
PRINCIPAL                                          MARKET
  AMOUNT            SECURITY DESCRIPTION            VALUE
----------   ----------------------------------  -----------
COMMON STOCKS, CONTINUED:
Consumer Services (5.6%):
    15,900   A.H. Belo Corp., Series A.........  $   275,269
     3,218   Chris-Craft Industries, Inc.
               (b).............................      212,589
     7,200   Harte-Hanks, Inc. ................      180,000
     3,400   Houghton Mifflin Co. .............      158,738
     4,800   International Game Technology
               (b).............................      127,200
     9,500   Mandalay Resort Group (b).........      190,000
    36,300   Park Place Entertainment Corp.
               (b).............................      442,406
     7,900   Premier Parks, Inc. (b)...........      179,725
     1,000   Washington Post Co. ..............      477,999
     3,100   Westwood One, Inc. (b)............      105,788
                                                 -----------
                                                   2,349,714
                                                 -----------
Energy (11.6%):
     9,600   BJ Services Co. (b)...............      599,999
       750   Capstone Turbine Corp. (b)........       33,797
    13,600   Devon Energy Corp. ...............      764,149
    16,700   Grant Prideco Inc. (b)............      417,500
     7,700   Murphy Oil Corp. .................      457,669
     4,500   Newfield Exploration Co. (b)......      176,063
    20,600   Noble Drilling Corp. (b)..........      848,462
     5,600   Smith International, Inc. (b).....      407,750
       900   Tidewater, Inc. ..................       32,400
     6,800   Tosco Corp. ......................      192,525
     4,200   Transocean Offshore Sedco Forex,
               Inc. ...........................      224,438
     9,800   Ultramar Diamond Shamrock
               Corp. ..........................      243,163
    12,700   Weatherford International, Inc.
               (b).............................      505,619
                                                 -----------
                                                   4,903,534
                                                 -----------
Financial Services (16.1%):
     5,800   A.G. Edwards, Inc. ...............      226,200
     4,800   Allmerica Financial Corp. ........      251,400
    10,400   AMBAC Financial Group, Inc. ......      570,049
     6,900   American Financial Group, Inc. ...      171,206
     3,900   CCB Financial Corp. ..............      144,300
     4,800   Charter One Financial, Inc. ......      110,400
     9,900   City National Corp. ..............      351,450
    11,500   Compass Bancshares, Inc. .........      196,219
    10,700   Dime Bancorp, Inc. ...............      168,525
     7,300   Everest Reinsurance Group,
               Ltd. ...........................      239,988
    13,500   Finova Group, Inc. ...............      175,500
    15,300   First Security Corp. .............      207,506
     5,200   FirstMerit Corp. .................      111,150
     3,700   GATX Corp. .......................      125,800
     9,900   Greenpoint Financial Corp. .......      185,625
    29,800   Hibernia Corp., Class A...........      324,075
     2,300   Legg Mason, Inc. .................      115,000
     8,000   Marshall & Ilsley Corp. ..........      332,000
     9,800   Mercantile Bankshares Corp. ......      292,163

Continued

One Group Investment Trust
Mid Cap Value Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 2000
(Unaudited)

  SHARES
    OR
PRINCIPAL                                          MARKET
  AMOUNT            SECURITY DESCRIPTION            VALUE
----------   ----------------------------------  -----------
COMMON STOCKS, CONTINUED:
Financial Services, continued:
    16,000   North Fork Bancorp, Inc. .........  $   242,000
     5,400   Old Republic International
               Corp. ..........................       89,100
    14,400   Pacific Century Financial
               Corp. ..........................      210,600
     2,500   Paine Webber Group, Inc. .........      113,750
     7,900   PMI Group, Inc. ..................      375,249
     1,400   Progressive Corp. ................      103,600
     2,300   Provident Financial Group,
               Inc. ...........................       54,769
     2,200   Radian Group, Inc. ...............      113,850
     5,600   Reliastar Financial Corp. ........      293,650
     8,200   Southtrust Corp. .................      185,525
    18,400   Sovereign Bancorp, Inc. ..........      129,375
     2,700   SunTrust Banks, Inc. .............      123,356
     2,500   TCF Financial Corp. ..............       64,219
     5,400   Unitrin, Inc. ....................      167,738
     2,200   Wilmington Trust Corp. ...........       94,050
     2,100   XL Capital, Ltd., Class A.........      113,663
                                                 -----------
                                                   6,773,050
                                                 -----------
Health Care (7.3%):
     4,200   Covance, Inc. (b).................       37,013
     5,300   Dentsply International, Inc. .....      168,606
     4,800   Edwards Lifescience International
               (b).............................       91,800
     3,800   Express Scripts, Inc. (b).........      236,075
    16,200   Foundation Health Systems, Class A
               (b).............................      210,600
     8,400   Genzyme Corp. (b).................      499,274
     8,300   ICN Pharmaceuticals, Inc. ........      230,844
     5,300   Lincare Holdings, Inc. (b)........      130,513
    11,600   Mylan Laboratories, Inc. .........      211,700
     8,000   Omnicare, Inc. ...................       72,500
     2,400   Pacificare Health Systems, Inc.
               (b).............................      144,450
     2,500   Quest Diagnostics, Inc. (b).......      178,906
     4,100   Steris Corp. (b)..................       36,388
     8,000   Tenet Healthcare Corp. ...........      216,000
     4,200   Trigon Healthcare, Inc. (b).......      216,563
     2,100   Universal Health Services, Inc.
               (b).............................      138,600
     5,100   Watson Pharmaceuticals, Inc.
               (b).............................      274,124
                                                 -----------
                                                   3,093,956
                                                 -----------
Raw Materials (4.6%):
    11,400   AK Steel Holding Corp. ...........       91,200
    12,900   Cabot Corp. ......................      351,524
    23,100   Crompton Corp. ...................      282,975
     4,200   Cytec Industries, Inc. (b)........      103,688
     4,000   Dexter Corp. .....................      192,000
     4,100   Ferro Corp. ......................       86,100
     4,500   IMC Global, Inc. .................       58,500
    14,600   Lubrizol Corp. ...................      306,600

  SHARES
    OR
PRINCIPAL                                          MARKET
  AMOUNT            SECURITY DESCRIPTION            VALUE
----------   ----------------------------------  -----------
COMMON STOCKS, CONTINUED:
Raw Materials, continued:
     4,700   Lyondell Chemical Co. ............  $    78,725
     1,900   Minerals Technologies, Inc. ......       87,400
     4,200   Olin Corp. .......................       69,300
    24,700   RPM, Inc. ........................      250,088
                                                 -----------
                                                   1,958,100
                                                 -----------
Retail (4.3%):
     4,800   Abercrombie & Fitch Co. (b).......       58,500
     6,000   Barnes & Noble, Inc. (b)..........      133,500
     7,300   Borders Group, Inc. (b)...........      113,606
    10,900   Brinker International, Inc. (b)...      318,824
     5,100   Claire's Stores, Inc. ............       98,175
     8,100   Furniture Brands International,
               Inc. (b)........................      122,513
     1,800   Hannaford Brothers Co. ...........      129,375
     1,600   Kohl's Corp. (b)..................       89,000
     8,100   Limited, Inc. ....................      175,163
     5,000   Neiman-Marcus Group, Inc., Class A
               (b).............................      150,938
     9,600   Outback Steakhouse, Inc. (b)......      280,800
     2,400   Payless Shoesource, Inc. (b)......      125,250
                                                 -----------
                                                   1,795,644
                                                 -----------
Shelter (4.3%):
     7,900   Bowater, Inc. ....................      348,587
     5,000   Chesapeake Corp. .................      148,125
    17,500   Clayton Homes, Inc. ..............      140,000
     6,600   Consolidated Papers, Inc. ........      241,313
     6,000   HON Industries, Inc. .............      141,000
     7,500   Pentair, Inc. ....................      266,250
     3,200   Rayonier, Inc. ...................      114,800
    16,200   Shaw Industry, Inc. ..............      202,500
    10,900   Sonoco Products Co. ..............      224,131
                                                 -----------
                                                   1,826,706
                                                 -----------
Technology (5.3%):
     9,200   Arrow Electronics, Inc. (b).......      285,200
     3,900   ATMEL Corp. (b)...................      143,813
     2,400   Avnet, Inc. ......................      142,200
    10,900   Harris Corp. .....................      356,974
     4,200   L-3 Communications Holdings, Inc.
               (b).............................      239,663
     4,500   Lam Research Corp. (b)............      168,750
     4,900   Litton Industries, Inc. (b).......      205,800
     3,600   SCI Systems, Inc. (b).............      141,075
    19,600   Storage Technology Corp. (b)......      214,375
     8,900   Vishay Intertechnology, Inc.
               (b).............................      337,644
                                                 -----------
                                                   2,235,494
                                                 -----------

Continued

One Group Investment Trust
Mid Cap Value Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 2000
(Unaudited)

  SHARES
    OR
PRINCIPAL                                          MARKET
  AMOUNT            SECURITY DESCRIPTION            VALUE
----------   ----------------------------------  -----------
COMMON STOCKS, CONTINUED:
Transportation (1.3%):
     6,600   Alaska Air Group, Inc. (b)........  $   179,025
     6,400   Alexander & Baldwin, Inc. ........      141,200
    10,300   CNF Transportation, Inc. .........      234,325
                                                 -----------
                                                     554,550
                                                 -----------
Utilities (22.8%):
    16,000   Allegheny Energy, Inc. ...........      437,999
     9,100   American Water Works, Inc. .......      227,500
     5,300   CMS Energy Corp. .................      117,263
     4,800   Coastal Corp. ....................      292,200
     8,700   Conectiv, Inc. ...................      135,394
    18,500   DPL, Inc. ........................      405,844
     7,100   DQE, Inc. ........................      280,894
    16,900   Dynegy, Inc. .....................    1,154,480
    17,600   Energy East Corp. ................      335,500
     8,200   Interstate Energy Corp. ..........      213,200
     8,500   Ipalco Enterprises, Inc. .........      171,063
     4,900   Kansas City Power & Light Co. ....      110,250
    10,100   Keyspan Corp. ....................      310,575
    15,400   Kinder Morgan, Inc. ..............      532,262
    12,500   LG&E Energy Corp. ................      298,438
    13,200   Montana Power Co. ................      466,124
     9,800   Niagara Mohawk Holdings, Inc.
               (b).............................      136,588
    14,600   NiSource, Inc. ...................      271,925
    19,300   Northeast Utilities...............      419,775
     5,500   NSTAR.............................      223,781
     7,300   OGE Energy Corp. .................      135,050

  SHARES
    OR
PRINCIPAL                                          MARKET
  AMOUNT            SECURITY DESCRIPTION            VALUE
----------   ----------------------------------  -----------
COMMON STOCKS, CONTINUED:
Utilities, continued:
     4,000   Pinnacle West Capital Corp. ......  $   135,500
     9,200   Potomac Electric Power Co. .......      230,000
     6,300   Puget Sound Energy, Inc. .........      134,269
    21,500   Questar Corp. ....................      416,563
     5,100   SCANA Corp. ......................      123,038
    11,800   Sierra Pacific Resources..........      148,238
     9,800   TECO Energy, Inc. ................      196,613
     7,300   Telephone & Data Systems, Inc. ...      731,824
    12,200   UtiliCorp United, Inc. ...........      242,475
     8,300   Williams Companies, Inc. .........      346,006
     8,900   Wisconsin Energy Corp. ...........      176,331
                                                 -----------
                                                   9,556,962
                                                 -----------
  Total Common Stocks                             41,944,129
                                                 -----------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES
  LENDING (3.5%):
Repurchase Agreements (3.5%):
$1,463,832   Lehman Brothers, 7.18%,7/3/00,
               (Collateralized by $1,537,171
               Galaxy Funding Commercial Paper,
               0.00%, 10/10/00, market value
               $1,507,965.05)..................    1,463,832
                                                 -----------
  Total Short-Term Securities Held as
    Collateral for Securities Lending              1,463,832
                                                 -----------
Total (Cost $42,541,366) (a)                     $43,407,961
                                                 ===========

------------

Percentages indicated are based on net assets of $42,115,248.

(a) Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows:

                   Unrealized appreciation......................  $ 4,351,142
                   Unrealized depreciation......................   (3,484,547)
                                                                  -----------
                   Net unrealized appreciation (depreciation)...  $   866,595
                                                                  ===========

(b) Non-income producing securities.

See notes to financial statements.

One Group Investment Trust
Diversified Mid Cap Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 2000
(Unaudited)

  SHARES
    OR
PRINCIPAL                                          MARKET
  AMOUNT            SECURITY DESCRIPTION            VALUE
----------   ----------------------------------  -----------
COMMON STOCKS (96.9%):
Business Equipment & Services (12.0%):
     9,740   Ceridian Corp. (b)................  $   234,369
     5,040   Cintas Corp. .....................      184,905
     9,280   Concord EFS, Inc. (b).............      241,280
     6,200   DST Systems, Inc. (b).............      471,975
     5,350   Fiserv, Inc. (b)..................      231,389
     5,370   Jacobs Engineering Group, Inc.
               (b).............................      175,531
     6,710   Manpower, Inc. ...................      214,720
     2,530   QLogic Corp. (b)..................      167,138
     7,660   Reynolds & Reynolds Co., Class
               A...............................      139,795
    12,830   Sungard Data Systems, Inc. (b)....      397,730
     8,030   Waters Corp. (b)..................    1,002,244
     4,370   Young & Rubicam, Inc. ............      249,909
                                                 -----------
                                                   3,710,985
                                                 -----------
Capital Goods (4.1%):
    11,007   Crane Co. ........................      267,608
     4,530   Harsco Corp. .....................      115,515
     4,615   IDEXX Corp. ......................      145,661
     7,720   Littelfuse, Inc. (b)..............      378,280
     1,760   Sanmina Corp. (b).................      150,480
     5,890   Teleflex, Inc. ...................      218,298
                                                 -----------
                                                   1,275,842
                                                 -----------
Commercial Services (3.5%):
     5,110   A. H. Belo Corp. .................       88,467
    13,930   Charter Communications, Inc.
               (b).............................      228,974
     3,900   Hispanic Broadcasting Corp. (b)...      129,188
     1,510   New York Times Co. ...............       59,645
     4,210   Reader's Digest Association,
               Inc. ...........................      167,348
     3,870   Univision Communications, Inc.
               (b).............................      400,544
                                                 -----------
                                                   1,074,166
                                                 -----------
Consumer Durable (3.3%):
     8,030   Borg-Warner Automotive, Inc. .....      282,054
     9,860   Dana Corp. .......................      208,909
     2,890   SPX Corp. (b).....................      349,509
    14,830   Tower Automotive, Inc. (b)........      185,375
                                                 -----------
                                                   1,025,847
                                                 -----------
Consumer Non-Durable (4.7%):
    15,430   AptarGroup, Inc. .................      416,609
    11,390   Dole Food, Inc. ..................      159,460
    16,740   IBP, Inc. ........................      258,424
     2,150   Liz Claiborne, Inc. ..............       75,788
     8,760   McCormick & Co., Inc. ............      284,700
    20,540   Whitman Corp. ....................      254,183
                                                 -----------
                                                   1,449,164
                                                 -----------
Energy (8.9%):
     4,320   Apache Corp. .....................      254,070
     4,740   BJ Services Co. (b)...............      296,250

  SHARES
    OR
PRINCIPAL                                          MARKET
  AMOUNT            SECURITY DESCRIPTION            VALUE
----------   ----------------------------------  -----------
COMMON STOCKS, CONTINUED:
Energy, continued:
     6,690   Devon Energy Corp. ...............  $   375,893
     7,120   Grant Prideco, Inc. (b)...........      178,000
     3,320   Murphy Oil Corp. .................      197,333
     8,560   Nabors Industries, Inc. (b).......      355,775
     5,760   Nobile Drilling Corp. (b).........      237,240
     2,320   Smith International, Inc. (b).....      168,925
     3,650   Tosco Corp. ......................      103,341
     5,350   Transocean Sedco Forex, Inc. .....      285,891
     7,120   Weatherford International, Inc.
               (b).............................      283,465
                                                 -----------
                                                   2,736,183
                                                 -----------
Financial Services (9.2%):
     8,690   A.G. Edwards, Inc. ...............      338,910
     9,562   Associated Banc Corp. ............      208,571
    21,630   Banknorth Group, Inc. ............      331,209
     3,990   City National Corp. ..............      141,645
     7,880   Compass Bancshares, Inc. .........      134,453
    10,810   Everest Re Group Ltd. ............      355,379
    10,350   Finova Group, Inc. ...............      134,550
    12,580   First Tennessee National Corp. ...      208,356
     8,490   Heller Financial, Inc. ...........      174,045
     7,140   Radian Group, Inc. ...............      369,494
       110   Silicon Valley Bankshares (b).....        4,689
     9,120   TD Waterhouse Group, Inc. (b).....      157,890
     3,410   Transatlantic Holdings, Inc. .....      285,588
                                                 -----------
                                                   2,844,779
                                                 -----------
Health Care (9.0%):
     3,700   Forest Laboratories, Inc. (b).....      373,699
     1,400   Gilead Sciences, Inc. (b).........       99,575
    30,953   Health Management Association,
               Inc., Class A (b)...............      404,323
     3,810   ICN Pharmaceuticals, Inc. ........      105,966
     2,630   Incyte Genomics, Inc. (b).........      216,153
     5,710   Ivax Corp. (b)....................      236,965
     3,000   MedImmune, Inc. (b)...............      222,000
       940   Minimed, Inc. (b).................      110,920
     2,460   Sepracor, Inc. (b)................      296,738
     5,840   Sybron International Corp. (b)....      115,705
       230   Tenet Healthcare Corp. (b)........        6,210
     4,500   Universal Health Services, Inc.,
               Class B (b).....................      297,000
     5,590   Watson Pharmaceutical, Inc. (b)...      300,463
                                                 -----------
                                                   2,785,717
                                                 -----------
Raw Materials (2.1%):
    13,010   Crompton Corp. ...................      159,373
     4,060   Lubrizol Corp. ...................       85,260

Continued

One Group Investment Trust
Diversified Mid Cap Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 2000
(Unaudited)

  SHARES
    OR
PRINCIPAL                                          MARKET
  AMOUNT            SECURITY DESCRIPTION            VALUE
----------   ----------------------------------  -----------
COMMON STOCKS, CONTINUED:
Raw Materials, continued:
     7,230   OM Group, Inc. ...................  $   318,120
     9,800   RPM, Inc. ........................       99,225
                                                 -----------
                                                     661,978
                                                 -----------
Retail (6.0%):
     8,880   Barnes & Noble, Inc. (b)..........      197,580
     3,970   BJ's Wholesale Club, Inc. (b).....      131,010
     4,140   Brinker International, Inc. (b)...      121,095
     4,290   Dollar Tree Stores, Inc. (b)......      169,723
     9,820   Kohl's Corp. (b)..................      546,237
     6,420   Kroger Co. (b)....................      141,641
    12,300   Limited, Inc. ....................      265,988
     4,370   Radioshack Corp. .................      207,029
     2,300   Zale Corp. (b)....................       83,950
                                                 -----------
                                                   1,864,253
                                                 -----------
Shelter (1.3%):
     4,560   Bowater, Inc. ....................      201,210
    11,700   Leggett & Platt, Inc. ............      193,050
                                                 -----------
                                                     394,260
                                                 -----------
Technology (20.6%):
     3,210   Altera Corp. (b)..................      327,219
       350   American Power Conversion
               Corp. (b).......................       14,284
    10,630   Ametek, Inc. .....................      186,025
     3,540   Analog Devices, Inc. (b)..........      269,040
     4,300   Arrow Electronics, Inc. (b).......      133,300
    14,420   Atmel Corp. (b)...................      531,737
     4,860   Cadence Design System, Inc. (b)...       99,023
     4,000   Comverse Technology, Inc. (b).....      372,000
     3,020   Electronic Arts, Inc. (b).........      220,271
       640   Integrated Device Technology,
               Inc. (b)........................       38,320
     8,320   Intuit, Inc. (b)..................      344,240
     9,250   Jabil Circuit, Inc. (b)...........      459,031
       740   Lam Research Corp. (b)............       27,750
     2,350   Lexmark International Group,
               Inc. (b)........................      158,038
     3,710   Linear Technology Corp. ..........      237,208
     3,470   Maxim Integrated Products, Inc.
               (b).............................      235,743
     2,980   PE Corp-PE Biosystems Group.......      196,308
     6,530   Rational Software Corp. (b).......      606,881
     8,280   SCI Systems, Inc. (b).............      324,473
     3,130   Symantec Corp. (b)................      168,824
     7,870   Symbol Technologies, Inc. ........      438,261
     3,630   Synopsys, Inc. (b)................      125,462
     2,650   Teradyne, Inc. (b)................      194,775

  SHARES
    OR
PRINCIPAL                                          MARKET
  AMOUNT            SECURITY DESCRIPTION            VALUE
----------   ----------------------------------  -----------
COMMON STOCKS, CONTINUED:
Technology, continued:
     4,400   Vishay Intertechnology, Inc.
               (b).............................  $   166,925
     2,850   Vitesse Semiconductor Corp. (b)...      209,653
     3,460   Xilinx, Inc. (b)..................      282,206
                                                 -----------
                                                   6,366,997
                                                 -----------
Transportation (0.3%):
     3,030   Alaska Airgroup, Inc. (b).........       82,189
                                                 -----------
Utilities (11.9%):
    11,800   Allegheny Energy, Inc. ...........      323,025
     5,570   Calpine Corp. (b).................      366,228
     6,740   Constellation Energy Group........      219,471
     5,260   Dynegy, Inc. .....................      359,324
     5,290   El Paso Energy Corp. .............      269,459
    10,400   Energy East Corp. ................      198,250
     4,630   Florida Progress Corp. ...........      217,031
     5,510   Kinder Morgan, Inc. ..............      190,439
     9,510   Montana Power Co. ................      335,822
    15,250   Northeast Utilities...............      331,688
     3,810   Pinnacle West Capital Corp. ......      129,064
     5,800   Potomac Electric Power Co. .......      145,000
     4,010   Puget Sound Energy, Inc. .........       85,463
     2,761   Scana Corp. ......................       66,609
     8,194   Sierra Pacific Resources..........      102,937
     3,470   Telephone and Data Systems,
               Inc. ...........................      347,868
                                                 -----------
                                                   3,687,678
                                                 -----------
  Total Common Stocks                             29,960,038
                                                 -----------
REPURCHASE AGREEMENTS (8.1%):
$2,497,000   State Street Bank, 6.45%, 7/3/00,
               (Collateralized by $2,525,000
               Fannie Mae, 5.94%, 9/4/01,
               market value $2,547,094)........    2,497,000
                                                 -----------
  Total Repurchase Agreements                      2,497,000
                                                 -----------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES
  LENDING (3.0%):
Repurchase Agreements (3.0%):
   913,596   Lehman Brothers, 7.18%, 7/3/00,
               (Collateralized by $959,368
               Galaxy Funding Commercial Paper,
               0.00%, 10/10/00, market value
               $941,139.99)....................      913,596
                                                 -----------
 Total Short-Term Securities Held as Collateral
  for
    Securities Lending
                                                     913,596
                                                 -----------
Total (Cost $31,104,917) (a)                     $33,370,634
                                                 ===========

------------

Percentages indicated are based on net assets of $30,888,411.

Continued

One Group Investment Trust
Diversified Mid Cap Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 2000
(Unaudited)

------------

(a) Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows:

                   Unrealized appreciation......................  $ 4,167,466
                   Unrealized depreciation......................   (1,901,749)
                                                                  -----------
                   Net unrealized appreciation (depreciation)...  $ 2,265,717
                                                                  ===========

(b) Non-income producing securities.

See notes to financial statements.

One Group Investment Trust
Large Cap Growth Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 2000
(Unaudited)

  SHARES
    OR
 PRINCIPAL                                         MARKET
  AMOUNT            SECURITY DESCRIPTION           VALUE
-----------   --------------------------------  ------------
COMMON STOCKS (93.6%):
Business Equipment & Services (4.2%):
     85,270   America Online, Inc. (b)........  $  4,497,992
     43,670   Automatic Data Processing,
                Inc. .........................     2,339,074
     39,860   eBay, Inc. (b)..................     2,164,896
    133,620   eToys, Inc. (b).................       847,652
      6,180   Infospace, Inc. (b).............       341,445
     13,140   Inktomi Corp. (b)...............     1,553,805
     44,180   Interpublic Group Co., Inc. ....     1,899,740
     18,680   Waters Corp. (b)................     2,331,498
      9,320   Yahoo, Inc. (b).................     1,111,993
                                                ------------
                                                  17,088,095
                                                ------------
Capital Goods (6.8%):
    498,220   General Electric Co. ...........    26,405,660
     22,400   Tyco International, Ltd. .......     1,061,200
                                                ------------
                                                  27,466,860
                                                ------------
Consumer Durable (0.3%):
     29,390   Harley-Davidson, Inc. ..........     1,131,515
                                                ------------
Consumer Non-Durable (3.9%):
     26,470   Anheuser Busch Co., Inc. .......     1,976,978
     74,180   Coca-Cola Co. ..................     4,260,713
     81,830   Gillette Co. ...................     2,858,935
     57,800   PepsiCo, Inc. ..................     2,568,488
     66,120   Philip Morris Co., Inc. ........     1,756,313
     19,070   Proctor & Gamble Co. ...........     1,091,758
     77,270   Sara Lee Corp. .................     1,492,277
                                                ------------
                                                  16,005,462
                                                ------------
Consumer Services (2.7%):
     20,960   Clear Channel Communications,
                Inc. (b)......................     1,572,000
     52,800   Comcast Corp., Class A (b)......     2,138,400
     31,430   Time Warner, Inc. ..............     2,388,680
     68,200   Viacom, Inc. (b)................     4,650,388
                                                ------------
                                                  10,749,468
                                                ------------
Financial Services (2.1%):
      9,310   Capital One Financial Corp. ....       415,459
     54,150   Charles Schwab Corp. ...........     1,820,794
      5,950   Chase Manhattan Corp. ..........       274,072
     34,390   Federal Home Loan Mortgage
                Corp. ........................     1,392,795
     23,740   Firstar Corp. ..................       500,024
     16,470   Merrill Lynch & Co., Inc. ......     1,894,050
     22,480   Providian Financial Corp. ......     2,023,199
                                                ------------
                                                   8,320,393
                                                ------------
Health Care (14.2%):
     65,780   Abbott Labs.....................     2,931,321
     22,410   Allergan, Inc. .................     1,669,545

  SHARES
    OR
 PRINCIPAL                                         MARKET
  AMOUNT            SECURITY DESCRIPTION           VALUE
-----------   --------------------------------  ------------
COMMON STOCKS, CONTINUED:
Health Care, continued:
     69,330   American Home Products Corp. ...  $  4,073,138
     73,710   Amgen, Inc. (b).................     5,178,128
     16,170   Baxter International, Inc. .....     1,136,953
     78,620   Bristol Myers Squibb Co. .......     4,579,615
     30,680   Eli Lilly & Co. ................     3,064,165
     46,250   Guidant Corp. (b)...............     2,289,375
     47,780   HCA-Healthcare Co. .............     1,451,318
      2,910   Human Genome Sciences, Inc.
                (b)...........................       388,121
     14,510   Johnson & Johnson...............     1,478,206
     83,040   Medtronic, Inc. ................     4,136,430
     43,070   Merck & Co., Inc. ..............     3,300,239
    327,595   Pfizer, Inc. ...................    15,724,559
     12,720   Pharmacia Corp. ................       657,465
     87,770   Schering Plough Corp. ..........     4,432,385
     12,100   Sepracor, Inc. (b)..............     1,459,563
                                                ------------
                                                  57,950,526
                                                ------------
Multi-Industry (2.7%):
     13,820   Corning, Inc. ..................     3,729,673
     48,500   S&P Depositary Receipt..........     7,046,140
                                                ------------
                                                  10,775,813
                                                ------------
Raw Materials (0.2%):
      9,200   Praxair, Inc. ..................       344,425
     10,110   Rohm & Haas Co. ................       348,795
                                                ------------
                                                     693,220
                                                ------------
Retail (5.8%):
     49,930   Costco Wholesale Corp. (b)......     1,647,690
     33,730   CVS Corp. ......................     1,349,200
     68,250   Home Depot, Inc. ...............     3,408,234
     42,800   Kohl's Corp. (b)................     2,380,750
     89,020   Kroger Co. (b)..................     1,964,004
      8,910   McDonald's Corp. ...............       293,473
     45,950   Safeway, Inc. (b)...............     2,073,494
    121,800   Wal-Mart Stores, Inc. ..........     7,018,725
    105,380   Walgreen Co. ...................     3,391,919
                                                ------------
                                                  23,527,489
                                                ------------
Shelter (0.8%):
     10,880   International Paper Co. ........       324,360
     41,650   Kimberly Clark Corp. ...........     2,389,669
      6,530   Sealed Air Corp. (b)............       342,009
                                                ------------
                                                   3,056,038
                                                ------------
Technology (45.0%):
     46,760   ADC Telecommunications, Inc.
                (b)...........................     3,921,995
     19,770   Adobe Systems, Inc. ............     2,570,100
      4,170   Adtran, Inc. (b)................       249,679
     12,095   Agilent Technologies, Inc.
                (b)...........................       892,006

Continued

One Group Investment Trust
Large Cap Growth Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 2000
(Unaudited)

  SHARES
    OR
 PRINCIPAL                                         MARKET
  AMOUNT            SECURITY DESCRIPTION           VALUE
-----------   --------------------------------  ------------
COMMON STOCKS, CONTINUED:
Technology, continued:
      8,900   Altera Corp. (b)................  $    907,244
     55,160   Applied Materials, Inc. (b).....     4,998,875
     28,400   Atmel Corp. (b).................     1,047,250
      9,590   BMC Software, Inc. (b)..........       349,885
     13,060   Broadcom Corp., Class A (b).....     2,860,140
     81,770   Cadence Design Systems, Inc.
                (b)...........................     1,666,064
    345,300   Cisco Systems, Inc. (b).........    21,861,805
        100   Citrix Systems, Inc (b).........         1,894
     27,390   Compaq Computer Corp. ..........       700,157
     22,360   Comverse Technology, Inc. (b)...     2,079,480
    163,140   Dell Computer Corp. (b).........     8,044,841
    133,230   EMC Corp. (b)...................    10,250,382
      2,810   Foundry Networks, Inc. (b)......       309,100
     21,370   Hewlett Packard Co. ............     2,668,579
    174,150   Intel Corp. ....................    23,281,677
     89,000   International Business
                Machines......................     9,751,063
     10,170   JDS Uniphase Corp. (b)..........     1,219,129
      5,260   Juniper Networks, Inc. (b)......       765,659
     28,360   KLA-Tencor Corp. (b)............     1,660,833
     28,500   Linear Technology Corp. ........     1,822,219
    137,750   Lucent Technologies, Inc. ......     8,161,688
     15,850   Maxim Integrated Products, Inc.
                (b)...........................     1,076,809
     16,350   Micron Technology, Inc. (b).....     1,439,822
    230,430   Microsoft Corp. (b).............    18,434,399
     18,350   Network Appliance, Inc. (b).....     1,477,175
     19,540   Nortel Networks Corp. ..........     1,333,605
    106,190   Oracle Corp. (b)................     8,926,597
    140,000   Parametric Technology Corp.
                (b)...........................     1,540,000
     37,050   PE Corp-PE Biosystems Group.....     2,440,669
     10,930   PMC -- Sierra, Inc. (b).........     1,942,124
     28,260   Qualcomm, Inc. (b)..............     1,695,600
     24,410   Rational Software Corp. (b).....     2,268,604
      1,370   Redback Networks, Inc. (b)......       243,860
      3,260   SCI Systems, Inc. (b)...........       127,751
     98,390   Sun Microsystems, Inc. (b)......     8,947,341
      3,950   Sycamore Networks, Inc. (b).....       435,981
     28,410   Symantec Corp. (b)..............     1,532,364
     36,990   Symbol Technologies, Inc. ......     2,059,881
     49,720   Tellabs, Inc. (b)...............     3,402,713

  SHARES
    OR
 PRINCIPAL                                         MARKET
  AMOUNT            SECURITY DESCRIPTION           VALUE
-----------   --------------------------------  ------------
COMMON STOCKS, CONTINUED:
Technology, continued:
     32,730   Teradyne, Inc. (b)..............  $  2,405,655
     73,380   Texas Instruments, Inc. ........     5,040,289
      3,430   Tibco Software, Inc. (b)........       367,814
     11,130   Veritas Software Corp. (b)......     1,176,998
     28,200   Xilinx, Inc. (b)................     2,300,063
                                                ------------
                                                 182,657,858
                                                ------------
Transportation (0.2%):
      9,580   Kansas City Southern Industries,
                Inc. .........................       849,626
                                                ------------
Utilities (4.7%):
     15,260   AES Corp. (b)...................       696,238
     31,820   El Paso Energy Corp. ...........     1,620,831
     19,910   Enron Corp. ....................     1,284,195
     30,790   Mcleod USA, Inc. (b)............       636,968
     17,480   Metromedia Fiber Network, Inc.
                (b)...........................       693,738
     42,600   Nextel Communications, Inc.,
                Class A (b)...................     2,606,587
     13,480   Nextlink Communications, Inc.
                (b)...........................       511,398
     21,000   Qwest Communications
                International (b).............     1,043,438
     27,200   Sprint Corp. (b)................     1,618,400
     19,980   U.S. West, Inc. ................     1,713,285
     17,400   Voicestream Wireless Corp.
                (b)...........................     2,023,565
     27,900   Williams Co., Inc. .............     1,163,081
     77,500   Worldcom, Inc. (b)..............     3,555,312
                                                ------------
                                                  19,167,036
                                                ------------
  Total Common Stocks                            379,439,399
                                                ------------
REPURCHASE AGREEMENTS (4.8%):
$19,555,000   State Street Bank, 6.45%,
                7/3/00, (Collateralized by
                $19,750,000 Fannie Mae, 6.10%,
                9/14/01, market value
                $19,947,500)..................    19,555,000
                                                ------------
  Total Repurchase Agreements                     19,555,000
                                                ------------

Continued

One Group Investment Trust
Large Cap Growth Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 2000
(Unaudited)

  SHARES
    OR
 PRINCIPAL                                         MARKET
  AMOUNT            SECURITY DESCRIPTION           VALUE
-----------   --------------------------------  ------------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES
LENDING (1.6%):
Repurchase Agreements (1.6%):
  6,350,363   Lehman Brothers, 7.18%, 7/3/00,
                (Collateralized by $6,668,522
                Galaxy Funding Commercial
                Paper, 0.00%, 10/10/00, market
                value $6,541,820.00)..........  $  6,350,363
                                                ------------
  Total Short-Term Securities Held as
    Collateral for Securities Lending              6,350,363
                                                ------------
Total (Cost $342,621,763) (a)                   $405,344,762
                                                ============

------------

Percentages indicated are based on net assets of $402,349,040.

(a) Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows:

                   Unrealized appreciation......................  $ 77,945,413
                   Unrealized depreciation......................   (15,222,414)
                                                                  ------------
                   Net unrealized appreciation (depreciation)...  $ 62,722,999
                                                                  ============

(b) Non-income producing securities.

See notes to financial statements.

One Group Investment Trust
Diversified Equity Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 2000
(Unaudited)

  SHARES
    OR
PRINCIPAL                                          MARKET
  AMOUNT            SECURITY DESCRIPTION            VALUE
----------   ----------------------------------  -----------
COMMON STOCKS (97.6%):
Business Equipment & Services (2.9%):
    18,960   America Online, Inc. (b)..........  $ 1,000,140
     8,340   Automatic Data Processing,
               Inc. ...........................      446,711
    10,970   Electronic Data Systems Corp. ....      452,513
    14,000   eToys, Inc. (b)...................       88,813
     5,620   Waters Corp. (b)..................      701,446
                                                 -----------
                                                   2,689,623
                                                 -----------
Capital Goods (6.3%):
    10,740   Crane Co. ........................      261,116
     5,710   Fastenal Co. .....................      289,069
    66,040   General Electric Co. .............    3,500,119
         6   Huttig Building Products, Inc.
               (b).............................           25
     6,680   Johnson Controls, Inc. ...........      342,768
    26,010   Tyco International Ltd. ..........    1,232,224
     5,590   USG Corp. ........................      169,796
                                                 -----------
                                                   5,795,117
                                                 -----------
Consumer Durable (2.2%):
     8,940   Danaher Corp. ....................      441,971
     3,950   Eaton Corp. ......................      264,650
     9,140   General Motors Corp. .............      530,692
     6,830   Lear Corp. (b)....................      136,600
     3,450   SPX Corp. (b).....................      417,234
     4,120   Whirlpool Corp. ..................      192,095
                                                 -----------
                                                   1,983,242
                                                 -----------
Consumer Non-Durable (4.4%):
    11,640   Coca-Cola Co. ....................      668,573
    10,620   Energizer Holdings, Inc. (b)......      193,815
    17,330   Gillette Co. .....................      605,467
    10,630   Intimate Brands, Inc. ............      209,943
     9,530   Nabisco Group Holdings, Corp. ....      247,184
    20,840   Philip Morris Co., Inc. ..........      553,563
    12,200   Procter & Gamble Co. .............      698,449
    14,240   Ralston Purina Group Co. .........      283,910
    31,260   Sara Lee Corp. ...................      603,709
                                                 -----------
                                                   4,064,613
                                                 -----------
Consumer Services (4.0%):
    10,470   Comcast Corp. (b).................      424,035
    16,920   Time Warner, Inc. ................    1,285,920
    20,897   Viacom, Inc., Class B (b).........    1,424,914
    14,760   Walt Disney Co. ..................      572,873
                                                 -----------
                                                   3,707,742
                                                 -----------
Energy (6.4%):
    33,975   Exxon Mobil Corp. ................    2,667,037
    10,200   Halliburton Co. ..................      481,313
    14,910   Occidental Petroleums Corp. ......      314,042
    12,370   Royal Dutch Petroleum Co. ........      761,528
    10,580   Texaco, Inc. .....................      563,385

  SHARES
    OR
PRINCIPAL                                          MARKET
  AMOUNT            SECURITY DESCRIPTION            VALUE
----------   ----------------------------------  -----------
COMMON STOCKS, CONTINUED:
Energy, continued:
     8,990   Tosco Corp. ......................  $   254,529
     7,110   Transocean Sedco Forex, Inc. .....      379,941
    18,220   USX-Marathon Group................      456,639
                                                 -----------
                                                   5,878,414
                                                 -----------
Financial Services (13.5%):
    12,040   American Express Co. .............      627,585
    13,860   American International Group,
               Inc. ...........................    1,628,549
    10,740   Associates First Capital, Class
               A...............................      239,636
    21,910   Bank of America Corp. ............      942,130
     9,920   Charter One Financial, Inc. ......      228,160
    14,505   Chase Manhattan Corp. ............      668,137
     7,230   Cigna Corp. ......................      676,005
    34,250   Citigroup, Inc. ..................    2,063,562
    15,040   Fannie Mae........................      784,900
    14,660   First Security Corp. .............      198,826
    21,870   FleetBoston Financial Corp. ......      743,580
    11,760   Hartford Financial Services
               Group...........................      657,825
     9,320   John Hancock Financial Services
               (b).............................      220,768
     5,920   Marsh & McLennan Co. .............      618,270
    13,840   Morgan Stanley Dean Witter
               Discover........................    1,152,179
     9,120   Pacific Century Financial
               Corp. ..........................      133,380
    10,570   SouthTrust Corp. .................      239,146
     5,870   SunTrust Banks, Inc. .............      268,186
     8,990   Wells Fargo Co. ..................      348,363
                                                 -----------
                                                  12,439,187
                                                 -----------
Health Care (10.9%):
    18,290   Abbott Laboratories...............      815,048
    15,450   American Home Products Corp. .....      907,688
     8,090   Amgen, Inc. (b)...................      568,323
     7,690   Baxter International, Inc. .......      540,703
    20,470   Bristol Myers Squibb Co. .........    1,192,378
     5,200   Guidant Corp. (b).................      257,400
     4,810   Johnson & Johnson.................      490,019
     6,030   MedImmune (b).....................      446,220
    17,870   Medtronic, Inc. ..................      890,149
     8,550   Merck & Co., Inc. ................      655,144
    42,030   Pfizer, Inc. .....................    2,017,439
    13,530   Schering Plough Corp. ............      683,265
    19,450   Tenet Healthcare Corp. ...........      525,150
                                                 -----------
                                                   9,988,926
                                                 -----------
Multi-Industry (0.4%):
    10,170   Honeywell International, Inc. ....      342,602
                                                 -----------
Raw Materials (2.1%):
    18,940   Alcoa, Inc. ......................      549,259
     8,350   Cabot Corp. ......................      227,538

Continued

One Group Investment Trust
Diversified Equity Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 2000
(Unaudited)

  SHARES
    OR
PRINCIPAL                                          MARKET
  AMOUNT            SECURITY DESCRIPTION            VALUE
----------   ----------------------------------  -----------
COMMON STOCKS, CONTINUED:
Raw Materials, continued:
    17,190   Crompton Corp. ...................  $   210,578
     7,710   Cytec Industries, Inc. (b)........      190,341
     7,140   Du Pont (EI) de Nemours & Co. ....      312,375
    16,450   RPM, Inc. ........................      166,556
     8,840   Sigma-Aldrich Corp. ..............      258,570
                                                 -----------
                                                   1,915,217
                                                 -----------
Retail (5.9%):
     6,500   Applebee's International, Inc. ...      197,031
     6,660   Brinker International, Inc. (b)...      194,805
     8,220   Costco Wholesale Corp. (b)........      271,260
    16,890   CVS Corp. ........................      675,600
     3,400   Home Depot, Inc. .................      169,788
    16,000   Kohl's Corp. (b)..................      890,000
    20,880   Kroger Co. (b)....................      460,665
    18,240   Limited, Inc. ....................      394,440
    11,590   Tricon Global Restaurants (b).....      327,418
    23,450   Wal-Mart Stores, Inc. ............    1,351,306
    15,500   Walgreen Co. .....................      498,906
                                                 -----------
                                                   5,431,219
                                                 -----------
Shelter (1.6%):
    10,780   Georgia-Pacific Corp. ............      282,975
    16,820   Kimberly Clark Corp. .............      965,048
     6,430   Pentair, Inc. ....................      228,265
                                                 -----------
                                                   1,476,288
                                                 -----------
Technology (28.5%):
    10,370   ADC Telecommunications, Inc.
               (b).............................      869,784
    12,570   Applied Materials, Inc. (b).......    1,139,156
    43,450   Cisco Systems, Inc. (b)...........    2,750,928
     5,240   Comverse Technology, Inc. (b).....      487,320
    23,950   Dell Computer Corp. (b)...........    1,181,034
     6,750   Digital Island, Inc. (b)..........      328,219
    27,580   EMC Corp. (b).....................    2,121,936
     6,030   Hewlett Packard Co. ..............      752,996
    23,410   Intel Corp. ......................    3,129,624
     9,370   International Business Machines...    1,026,601
     6,860   Linear Technology Corp. ..........      438,611
    23,200   Lucent Technologies, Inc. ........    1,374,600
    13,190   Maxim Integrated Products, Inc.
               (b).............................      896,096
    36,470   Microsoft Corp. (b)...............    2,917,600
    14,400   Motorola, Inc. ...................      418,500
    27,970   Nortel Networks Corp. ............    1,908,953

  SHARES
    OR
PRINCIPAL                                          MARKET
  AMOUNT            SECURITY DESCRIPTION            VALUE
----------   ----------------------------------  -----------
COMMON STOCKS, CONTINUED:
Technology, continued:
     7,060   Oracle Corp. (b)..................  $   593,481
     5,450   Rational Software Corp. (b).......      506,509
    13,450   SCI Systems, Inc. (b).............      527,072
    14,170   Sun Microsystems, Inc. (b)........    1,288,584
     6,620   Symantec Corp. (b)................      357,066
     9,260   Symbol Technologies, Inc. ........      515,666
     9,530   Xilinx, Inc. (b)..................      777,291
                                                 -----------
                                                  26,307,627
                                                 -----------
Transportation (0.8%):
     4,700   Kansas City Southern Industries,
               Inc. (b)........................      416,831
     4,870   United Parcel Service, Class B....      287,330
                                                 -----------
                                                     704,161
                                                 -----------
Utilities (7.7%):
    10,000   AT&T Corp. .......................      316,250
     9,210   CenturyTel, Inc. .................      264,788
    10,280   CMS Energy Corp. .................      227,445
     9,300   El Paso Energy Corp. .............      473,719
    21,150   Energy East Corp. ................      403,172
     8,350   Florida Power & Light Group,
               Inc. ...........................      413,325
    13,530   General Public Utilities, Inc. ...      366,156
     8,230   Nextel Communications, Inc., Class
               A (b)...........................      503,573
     7,970   Pinnacle West Capital Corp. ......      269,984
    10,620   Qwest Communications International
               (b).............................      527,681
    32,900   SBC Communications, Inc. .........    1,422,924
    11,900   Sprint Corp. .....................      606,900
    11,390   Williams Co., Inc. ...............      474,821
    18,780   Worldcom, Inc. (b)................      861,532
                                                 -----------
                                                   7,132,270
                                                 -----------
  Total Common Stocks                             89,856,248
                                                 -----------
REPURCHASE AGREEMENTS (7.1%):
$6,518,000   State Street Bank, 6.45%, 7/3/00,
               (Collateralized by $6,585,000
               Fannie Mae, 6.10%, 9/14/01,
               market value $6,650,850)........    6,518,000
                                                 -----------
  Total Repurchase Agreements                      6,518,000
                                                 -----------

Continued

One Group Investment Trust
Diversified Equity Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 2000
(Unaudited)

  SHARES
    OR
PRINCIPAL                                          MARKET
  AMOUNT            SECURITY DESCRIPTION            VALUE
----------   ----------------------------------  -----------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES
LENDING (1.0%):
Repurchase Agreements (1.0%):
$  884,924   Lehman Brothers, 7.18%, 7/3/00,
               (Collateralized by $929,259
               Galaxy Funding Commercial Paper,
               0.00%, 10/10/00, market value
               $911,603.56)....................  $   884,924
                                                 -----------
  Total Short-Term Securities Held as
    Collateral for Securities Lending                884,924
                                                 -----------
Total (Cost $86,881,735) (a)                     $97,259,172
                                                 ===========

------------

Percentages indicated are based on net assets of $92,053,601.

(a) Represents cost for federal income tax and financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows:

                   Unrealized appreciation......................  $16,044,356
                   Unrealized depreciation......................   (5,666,919)
                                                                  -----------
                   Net unrealized appreciation (depreciation)...  $10,377,437
                                                                  ===========

(b) Non-income producing securities.

See notes to financial statements.

One Group Investment Trust
Equity Index Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 2000
(Unaudited)

  SHARES
    OR
PRINCIPAL                                          MARKET
  AMOUNT            SECURITY DESCRIPTION            VALUE
----------   ----------------------------------  -----------
COMMERCIAL PAPER (2.1%):
Financial Services (2.1%):
$1,800,000   Morgan Stanley Dean Witter, 6.58%,
               9/11/00.........................  $ 1,777,032
                                                 -----------
  Total Commercial Paper                           1,777,032
                                                 -----------
COMMON STOCKS (95.1%):
Business Equipment & Services (3.0%):
     1,200   Allied Waste Industries, Inc.
               (b).............................       12,000
    14,600   America Online, Inc. (b)..........      770,150
     4,000   Automatic Data Processing,
               Inc. ...........................      214,250
       900   Ceridian Corp. (b)................       21,656
     1,100   Computer Sciences Corp. (b).......       82,156
     1,000   Convergys Corp. (b)...............       51,875
       500   Deluxe Corp. .....................       11,781
     1,000   Dun & Bradstreet Corp. ...........       28,625
     3,000   Electronic Data System Corp. .....      123,750
       900   Equifax, Inc. ....................       23,625
     2,600   First Data Corp. .................      129,025
       600   H & R Block, Inc. ................       19,425
     1,900   Interpublic Group of Companies,
               Inc. ...........................       81,700
       300   National Service Industries,
               Inc. ...........................        5,850
     2,000   Office Depot, Inc. (b)............       12,500
     1,100   Omnicom Group, Inc. ..............       97,969
     2,375   Paychex, Inc. ....................       99,750
     1,600   Pitney Bowes, Inc. ...............       64,000
       800   R.R. Donnelley & Sons Co. ........       18,050
       400   Ryder Systems, Inc. ..............        7,575
       778   Sabre Group Holdings, Inc. .......       22,173
       400   Sapient Corp. (b).................       42,775
     3,100   Staples, Inc. (b).................       47,663
     3,900   Waste Management, Inc. ...........       74,100
     3,500   Yahoo, Inc. (b)...................      417,594
       500   Young & Rubicam, Inc. ............       28,594
                                                 -----------
                                                   2,508,611
                                                 -----------
Capital Goods (5.7%):
       500   Black & Decker Corp. .............       19,656
     2,200   Caterpillar, Inc. ................       74,525
       600   Cooper Industries, Inc. ..........       19,538
       350   Crane Corp. ......................        8,509
       300   Cummins Engine, Inc. .............        8,175
     1,500   Deere & Co. ......................       55,500
     1,300   Dover Corp. ......................       52,731
     2,700   Emerson Electric Co. .............      163,013
       500   Fluor Corp. ......................       15,813
    62,900   General Electric Co. .............    3,333,699
     1,900   Illinois Tool Works, Inc. ........      108,300
     1,000   Ingersoll Rand Co. ...............       40,250
       500   Johnson Controls, Inc. ...........       25,656

  SHARES
    OR
PRINCIPAL                                          MARKET
  AMOUNT            SECURITY DESCRIPTION            VALUE
----------   ----------------------------------  -----------
COMMON STOCKS, CONTINUED:
Capital Goods, continued:
     1,275   Molex, Inc. ......................  $    61,359
       400   Navistar International Corp.
               (b).............................       12,425
       400   Owens-Corning Fiberglass Corp. ...        3,700
       500   Paccar, Inc. .....................       19,844
       700   Parker-Hannifin Corp. ............       23,975
     1,100   PPG Industries, Inc. .............       48,744
       800   Sanmina Corp. (b).................       68,400
     1,000   Sherwin-Williams Co. .............       21,188
       400   Snap-On, Inc. ....................       10,650
       600   Stanley Works.....................       14,250
     1,000   Thermo Electron Corp. (b).........       21,063
       400   Timken Co. .......................        7,450
    10,752   Tyco International Ltd. ..........      509,375
       600   W.W. Grainger, Inc. ..............       18,488
                                                 -----------
                                                   4,766,276
                                                 -----------
Consumer Durable (1.1%):
       900   Autozone, Inc. (b)................       19,800
       100   Briggs & Stratton Corp. ..........        3,425
       500   Cooper Tire & Rubber Co. .........        5,563
       992   Dana Corp. .......................       21,018
       900   Danaher Corp. ....................       44,494
     3,608   Delphi Automotive Systems
               Corp. ..........................       52,542
       500   Eaton Corp. ......................       33,500
     7,700   Ford Motor Co. ...................      331,099
     3,400   General Motors Corp. .............      197,412
     1,100   Genuine Parts Co. ................       22,000
     1,000   Goodyear Tire & Rubber Co. .......       20,000
     1,900   Harley-Davidson, Inc. ............       73,149
       600   ITT Industries, Inc. .............       18,225
       500   Maytag Corp. .....................       18,438
     1,008   Visteon Corp. (b).................       12,224
       500   Whirlpool Corp. ..................       23,313
                                                 -----------
                                                     896,202
                                                 -----------
Consumer Non-Durable (5.7%):
       400   Alberto Culver Co., Class B.......       12,225
       400   American Greetings Corp., Class
               A...............................        7,600
     2,900   Anheuser Busch Co., Inc. .........      216,594
     3,795   Archer-Daniels-Midland Co. .......       37,238
     1,500   Avon Products, Inc. ..............       66,750
       200   Ball Corp. .......................        6,438
       300   Bemis Co. ........................       10,088
     1,700   Bestfoods.........................      117,725
       400   Brown-Forman Corp., Class B.......       21,500
     2,700   Campbell Soup Co. ................       78,638
     1,500   Clorox Co. .......................       67,219
    15,700   Coca-Cola Co. ....................      901,768
     2,700   Coca-Cola Enterprises, Inc. ......       44,044

Continued

One Group Investment Trust
Equity Index Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 2000
(Unaudited)

  SHARES
    OR
PRINCIPAL                                          MARKET
  AMOUNT            SECURITY DESCRIPTION            VALUE
----------   ----------------------------------  -----------
COMMON STOCKS, CONTINUED:
Consumer Non-Durable, continued:
     3,700   Colgate Palmolive Co. ............  $   221,537
     3,100   ConAgra, Inc. ....................       59,094
       200   Coors Adolph Co., Class B.........       12,100
       800   Crown Cork & Seal, Inc. ..........       12,000
     2,000   Eastman Kodak Co. ................      119,000
     1,300   Fort James Corp. .................       30,063
     1,000   Fortune Brands, Inc. .............       23,063
     1,900   General Mills, Inc. ..............       72,675
     6,600   Gillette Co. .....................      230,587
     2,200   H.J. Heinz Co. ...................       96,250
       900   Hershey Foods Corp. ..............       43,819
       700   International Flavors &
               Fragrances, Inc. ...............       21,131
     2,600   Kellogg Co. ......................       77,350
       300   Liz Claiborne, Inc. ..............       10,575
     2,100   Nabisco Group Holdings Corp. .....       54,469
     1,657   Newell Rubbermaid, Inc. ..........       42,668
     1,700   Nike, Inc., Class B...............       67,681
     1,100   Pactiv Corp. (b)..................        8,663
     9,200   PepsiCo, Inc. ....................      408,824
    14,500   Philip Morris Co., Inc. ..........      385,155
       300   Polaroid Corp. ...................        5,419
     8,300   Procter & Gamble Co. .............      475,174
       800   Quaker Oats Co. ..................       60,100
     2,000   Ralston Purina Group..............       39,875
       400   Reebok International Ltd. (b).....        6,375
       200   Russell Corp. ....................        4,000
     5,500   Sara Lee Corp. ...................      106,219
     2,800   Seagram Co., Ltd. ................      162,400
       100   Springs Industries, Inc., Class
               A...............................        3,219
       800   SUPERVALU, Inc. ..................       15,250
     2,100   Sysco Corp. ......................       88,463
       400   Tupperware Corp. .................        8,800
     3,671   Unilever NV.......................      157,853
     1,000   UST, Inc. ........................       14,688
       700   V.F. Corp. .......................       16,756
       700   Wrigley (Wm.) Junior Co. .........       56,131
                                                 -----------
                                                   4,805,253
                                                 -----------
Consumer Services (3.8%):
       600   Brunswick Corp. ..................        9,938
     3,800   Carnival Corp., Class A...........       74,100
     4,600   Cendant Corp. (b).................       64,400
     2,200   Clear Channel Communications,
               Inc. (b)........................      165,000
     5,700   Comcast Corp., Class A (b)........      230,850
       600   Dow Jones & Co., Inc. ............       43,950
     1,700   Gannett Co., Inc. ................      101,681
       500   Harcourt General, Inc. ...........       27,188

  SHARES
    OR
PRINCIPAL                                          MARKET
  AMOUNT            SECURITY DESCRIPTION            VALUE
----------   ----------------------------------  -----------
COMMON STOCKS, CONTINUED:
Consumer Services, continued:
       800   Harrah's Entertainment, Inc.
               (b).............................  $    16,750
     1,100   Hasbro, Inc. .....................       16,569
     2,300   Hilton Hotels Corp. ..............       21,563
       500   Knight-Ridder, Inc. ..............       26,594
     1,500   Marriott International, Inc.,
               Class A.........................       54,094
     2,700   Mattel, Inc. .....................       35,606
     1,200   McGraw-Hill Co., Inc. ............       64,800
     3,500   Media One Group, Inc. (b).........      232,098
       300   Meredith Corp. ...................       10,125
     1,100   New York Times Co., Class A.......       43,450
     8,400   Time Warner, Inc. ................      638,399
     2,530   Tribune Co. ......................       88,568
     9,698   Viacom, Inc., Class B (b).........      661,281
    13,200   Walt Disney Co. ..................      512,325
                                                 -----------
                                                   3,139,329
                                                 -----------
Energy (5.1%):
       600   Amerada Hess Corp. ...............       37,050
       800   Anadarko Petroleum Corp. .........       39,450
       700   Apache Corp. .....................       41,169
       400   Ashland, Inc. ....................       14,025
     2,070   Baker Hughes, Inc. ...............       66,240
     1,400   Burlington Resources, Inc. .......       53,550
     4,100   Chevron Corp. ....................      347,731
     3,944   Conoco, Inc., Class B.............       96,875
    22,104   Exxon Mobil Corp. ................    1,735,163
     2,800   Halliburton Co. ..................      132,125
       636   Kerr McGee Corp. .................       37,484
       400   McDermott International, Inc. ....        3,525
     2,300   Occidental Petroleum Corp. .......       48,444
     1,600   Phillips Petroleum Co. ...........       81,100
       600   Rowan Co., Inc. (b)...............       18,225
    13,600   Royal Dutch Petroleum Co. ........      837,250
     3,600   Schlumberger Ltd. ................      268,650
       600   Sunoco, Inc. .....................       17,663
     3,500   Texaco, Inc. .....................      186,375
       900   Tosco Corp. ......................       25,481
     1,290   Transocean Offshore Sedco Forex,
               Inc. ...........................       68,934
     1,600   Union Pacific Resources Group,
               Inc. ...........................       35,200
     1,500   Unocal Corp. .....................       49,688
     2,000   USX-Marathon Group, Inc. .........       50,125
                                                 -----------
                                                   4,291,522
                                                 -----------
Financial Services (12.0%):
     1,700   AFLAC, Inc. ......................       78,094
     4,700   Allstate Corp. ...................      104,575
     8,500   American Express Co. .............      443,062

Continued

One Group Investment Trust
Equity Index Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 2000
(Unaudited)

  SHARES
    OR
PRINCIPAL                                          MARKET
  AMOUNT            SECURITY DESCRIPTION            VALUE
----------   ----------------------------------  -----------
COMMON STOCKS, CONTINUED:
Financial Services, continued:
     1,600   American General Corp. ...........  $    97,600
     9,820   American International Group,
               Inc. ...........................    1,153,849
     2,500   AmSouth Bancorp...................       39,375
     1,650   Aon Corp. ........................       51,253
     4,600   Associates First Capital Corp.,
               Class A.........................      102,638
    10,492   Bank of America Corp. ............      451,155
     4,700   Bank of New York Co., Inc. .......      218,550
     7,286   Bank One Corp. ...................      193,534
     2,200   BB&T Corp. .......................       52,525
       725   Bear Stearns Co., Inc. ...........       30,178
     1,200   Capital One Financial Corp. ......       53,550
     8,650   Charles Schwab Corp. .............      290,856
     1,300   Charter One Financial, Inc. ......       29,900
     7,900   Chase Manhattan Corp. ............      363,894
     1,100   Chubb Corp. ......................       67,650
     1,000   Cigna Corp. ......................       93,500
     1,000   Cincinnati Financial Corp. .......       31,438
    21,425   Citigroup, Inc. ..................    1,290,855
     1,000   Comerica, Inc. ...................       44,875
     2,091   Conseco, Inc. ....................       20,387
       700   Countrywide Credit Industries,
               Inc. ...........................       21,219
     6,400   Fannie Mae........................      334,000
     2,000   Fifth Third Bancorp...............      126,500
     6,200   First Union Corp. ................      153,838
     6,136   Firstar Corp. ....................      129,240
     5,765   FleetBoston Financial Corp. ......      196,010
     1,500   Franklin Resources, Inc. .........       45,563
     4,400   Freddie Mac.......................      178,200
     1,000   Golden West Financial Corp. ......       40,813
     1,400   Hartford Financial Services Group,
               Inc. ...........................       78,313
     3,006   Household International, Inc. ....      124,937
     1,371   Huntington Bancshares, Inc. ......       21,679
     1,000   J.P. Morgan & Co., Inc. ..........      110,125
       700   Jefferson Pilot Corp. ............       39,506
     2,800   Key Corp. ........................       49,350
       800   Lehman Brothers Holding, Inc. ....       75,650
     1,200   Lincoln National Corp. ...........       43,350
       600   Loews Corp. ......................       36,000
     1,750   Marsh & McLennan Co. .............      182,766
       600   MBIA, Inc. .......................       28,913
     5,050   MBNA Corp. .......................      136,981
     3,100   Mellon Financial Corp. ...........      112,956
     2,500   Merrill Lynch & Co., Inc. ........      287,500
       700   MGIC Investment Corp. ............       31,850
     7,200   Morgan Stanley Dean Witter &
               Co. ............................      599,399
     3,900   National City Corp. ..............       66,544
     1,400   Northern Trust Corp. .............       91,088

  SHARES
    OR
PRINCIPAL                                          MARKET
  AMOUNT            SECURITY DESCRIPTION            VALUE
----------   ----------------------------------  -----------
COMMON STOCKS, CONTINUED:
Financial Services, continued:
       900   Paine Webber Group, Inc. .........  $    40,950
     1,800   PNC Financial Services Group,
               Inc. ...........................       84,375
       500   Progressive Corp. ................       37,000
       950   Providian Financial Corp. ........       85,500
     1,400   Regions Financial Corp. ..........       27,825
       800   SAFECO Corp. .....................       15,900
     1,000   SLM Holding Corp. ................       37,438
     1,100   Southtrust Corp. .................       24,888
     1,300   St. Paul Co., Inc. ...............       44,363
     1,000   State Street Corp. ...............      106,063
     1,100   Summit Bancorp....................       27,088
     1,900   SunTrust Banks, Inc. .............       86,806
     1,750   Synovus Financial Corp. ..........       30,844
       720   T. Rowe Price Associates, Inc. ...       30,600
       800   Torchmark Corp. ..................       19,750
     4,800   U.S. Bancorp......................       92,400
       900   Union Planters Corp. .............       25,144
     1,492   UnumProvident Corp. ..............       29,933
     1,300   Wachovia Corp. ...................       70,525
     3,518   Washington Mutual, Inc. ..........      101,582
    10,200   Wells Fargo & Co. ................      395,249
                                                 -----------
                                                  10,059,806
                                                 -----------
Health Care (11.1%):
     9,900   Abbott Laboratories...............      441,169
       900   Aetna, Inc. ......................       57,769
       800   Allergan, Inc. ...................       59,600
       700   Alza Corp. (b)....................       41,388
     8,300   American Home Products Corp. .....      487,624
     6,500   Amgen, Inc. (b)...................      456,625
       300   Bard C.R., Inc. ..................       14,438
       300   Bausch & Lomb, Inc. ..............       23,213
     1,800   Baxter International, Inc. .......      126,563
     1,600   Becton Dickinson & Co. ...........       45,900
       900   Biogen, Inc. (b)..................       58,050
       800   Biomet, Inc. .....................       30,750
     2,600   Boston Scientific Corp. (b).......       57,038
    12,500   Bristol Myers Squibb Co. .........      728,124
     1,750   Cardinal Health, Inc. ............      129,500
     7,200   Eli Lilly & Co. ..................      719,099
     1,900   Guidant Corp. (b).................       94,050
     3,500   HCA Healthcare Corp. .............      106,313
     2,500   Healthsouth Corp. (b).............       17,969
     1,100   Humana, Inc. (b)..................        5,844
     1,900   IMS Health, Inc. .................       34,200
     8,800   Johnson & Johnson.................      896,499
       400   Mallinckrodt Group, Inc. .........       17,375
       700   Manor Care, Inc. (b)..............        4,900
     1,822   McKesson HBOC, Inc. ..............       38,148

Continued

One Group Investment Trust
Equity Index Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 2000
(Unaudited)

  SHARES
    OR
PRINCIPAL                                          MARKET
  AMOUNT            SECURITY DESCRIPTION            VALUE
----------   ----------------------------------  -----------
COMMON STOCKS, CONTINUED:
Health Care, continued:
     1,350   Medimmune, Inc. (b)...............  $    99,900
     7,600   Medtronic, Inc. ..................      378,575
    14,600   Merck & Co., Inc. ................    1,118,724
       300   Millipore Corp. ..................       22,613
    38,250   Pfizer, Inc. .....................    1,835,999
     8,113   Pharmacia Corp. ..................      419,341
       700   Quintiles Transnational Corp.
               (b).............................        9,888
     9,300   Schering Plough Corp. ............      469,650
       500   St. Jude Medical Center, Inc.
               (b).............................       22,938
     2,000   Tenet Healthcare Corp. (b)........       54,000
     1,000   UnitedHealth Group, Inc. .........       85,750
       600   Watson Pharmaceuticals, Inc.
               (b).............................       32,250
       400   Wellpoint Health Networks, Inc.
               (b).............................       28,975
                                                 -----------
                                                   9,270,751
                                                 -----------
Multi-Industry (1.1%):
     1,800   Corning, Inc. ....................      485,775
       200   FMC Corp. (b).....................       11,600
     5,062   Honeywell International, Inc. ....      170,526
     2,500   Minnesota Mining & Manufacturing
               Co. ............................      206,250
       900   Textron, Inc. ....................       48,881
       800   TRW, Inc. ........................       34,700
                                                 -----------
                                                     957,732
                                                 -----------
Raw Materials (1.5%):
     1,500   Air Products & Chemical, Inc. ....       46,219
     1,400   Alcan Aluminum Ltd. ..............       43,400
     5,536   Alcoa, Inc. ......................      160,543
       500   Allegheny Technologies, Inc. .....        9,000
       700   Avery Dennison Corp. .............       46,988
       700   B. F. Goodrich Co. ...............       23,844
     2,500   Barrick Gold Corp. ...............       45,469
       800   Bethlehem Steel Corp. (b).........        2,850
     4,300   Dow Chemical Co. .................      129,805
     6,611   E.I. du Pont de Nemours & Co. ....      289,230
       500   Eastman Chemical Co. .............       23,875
       800   Ecolab, Inc. .....................       31,250
       800   Engelhard Corp. ..................       13,650
     1,000   Freeport-McMoran Copper & Gold,
               Inc., Class B (b)...............        9,250
       300   Great Lakes Chemical Corp. .......        9,450
       700   Hercules, Inc. ...................        9,844
     1,700   Homestake Mining Co. .............       11,688
     1,200   Inco Ltd. (b).....................       18,450
     1,100   Newmont Mining Corp. .............       23,788
       500   Nucor Corp. ......................       16,594
       800   Pall Corp. .......................       14,800
       470   Phelps Dodge Corp. ...............       17,478

  SHARES
    OR
PRINCIPAL                                          MARKET
  AMOUNT            SECURITY DESCRIPTION            VALUE
----------   ----------------------------------  -----------
COMMON STOCKS, CONTINUED:
Raw Materials, continued:
     2,100   Placer Dome, Inc. ................  $    20,081
     1,000   Praxair, Inc. ....................       37,438
     1,410   Rohm & Haas Co. ..................       48,645
       600   Sigma-Aldrich Corp. ..............       17,550
       900   Union Carbide Corp. ..............       44,550
       600   USX -- U.S. Steel Group, Inc. ....       11,138
       600   Vulcan Materials Co. .............       25,613
       400   W.R. Grace & Co. (b)..............        4,850
       500   Worthington Industries, Inc. .....        5,250
                                                 -----------
                                                   1,212,580
                                                 -----------
Retail (5.7%):
     2,741   Albertsons, Inc. .................       91,138
       920   Bed Bath & Beyond, Inc. (b).......       33,350
     1,300   Best Buy, Inc. (b)................       82,225
     1,300   Circuit City Stores, Inc. ........       43,144
       700   Consolidated Stores Co. (b).......        9,056
     2,800   Costco Wholesale Corp. (b)........       92,400
     2,500   CVS Corp. ........................      100,000
       800   Darden Restaurants, Inc. .........       13,000
       600   Dillard Department Stores, Inc.,
               Class A.........................        7,350
     2,082   Dollar General Corp. .............       40,599
     1,400   Federated Department Stores,
               Inc. (b)........................       47,250
     5,400   Gap, Inc. ........................      168,750
       200   Great Atlantic & Pacific Tea,
               Inc. ...........................        3,325
    14,750   Home Depot, Inc. .................      736,577
     1,700   J.C. Penney, Inc. ................       31,344
     3,100   K-Mart, Inc. (b)..................       21,119
     2,100   Kohl's Corp. (b)..................      116,813
     5,300   Kroger Co. (b)....................      116,931
     2,700   Limited, Inc. ....................       58,388
       300   Longs Drug Stores, Inc. ..........        6,525
     2,400   Lowe's Co. Inc. ..................       98,550
     2,100   May Department Stores Co. ........       50,400
     8,500   McDonald's Corp. .................      279,968
       900   Nordstrom, Inc. ..................       21,713
     1,200   Radioshack Corp. .................       56,850
     1,600   Rite Aid Corp. (b)................       10,500
     3,200   Safeway, Inc. (b).................      144,400
     2,200   Sears Roebuck & Co. ..............       71,775
     1,200   Starbucks Corp. (b)...............       45,825
     2,900   Target Corp. .....................      168,200
       500   Tiffany & Co. ....................       33,750
     1,900   TJX Co., Inc. ....................       35,625
     1,400   Toys R Us, Inc. (b)...............       20,388
       900   Tricon Global Restaurants, Inc.
               (b).............................       25,425
    28,300   Wal-Mart Stores, Inc. ............    1,630,787

Continued

One Group Investment Trust
Equity Index Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 2000
(Unaudited)

  SHARES
    OR
PRINCIPAL                                          MARKET
  AMOUNT            SECURITY DESCRIPTION            VALUE
----------   ----------------------------------  -----------
COMMON STOCKS, CONTINUED:
Retail, continued:
     6,400   Walgreen Co. .....................  $   206,000
       700   Wendy's International, Inc. ......       12,469
       900   Winn Dixie Stores, Inc. ..........       12,881
                                                 -----------
                                                   4,744,790
                                                 -----------
Shelter (0.7%):
       300   Armstrong Holdings, Inc. .........        4,594
       400   Boise Cascade Corp. ..............       10,350
       400   Centex Corp. .....................        9,400
       100   Drew Industries, Inc. (b).........          788
     1,100   Georgia Pacific Corp. ............       28,875
     3,472   International Paper Co. ..........      103,508
       300   Kaufman & Broad Home Corp. .......        5,944
     3,500   Kimberly Clark Corp. .............      200,812
     1,275   Leggett & Platt, Inc. ............       21,038
       700   Louisiana Pacific Corp. ..........        7,613
     2,900   Masco Corp. ......................       52,380
       700   Mead Corp. .......................       17,675
       900   Owens-Illinois, Inc. (b)..........       10,519
       200   Potlatch Corp. ...................        6,625
       300   Pulte Corp. ......................        6,488
       500   Sealed Air Corp. (b)..............       26,188
       300   Temple Inland, Inc. ..............       12,600
       600   Westvaco Corp. ...................       14,888
     1,500   Weyerhaeuser Co. .................       64,499
       700   Williamette Industries, Inc. .....       19,075
                                                 -----------
                                                     623,859
                                                 -----------
Technology (29.5%):
     2,200   3Com Corp. (b)....................      126,775
       700   Adaptec, Inc. (b).................       15,925
     1,900   ADC Telecommunications, Inc.
               (b).............................      159,363
       800   Adobe Systems, Inc. ..............      104,000
     1,000   Advanced Micro Devices, Inc.
               (b).............................       77,250
     2,912   Agilent Technologies, Inc. (b)....      214,760
     1,300   Altera Corp. (b)..................      132,519
     1,200   American Power Conversion
               Corp. (b).......................       48,975
     2,200   Analog Devices, Inc. (b)..........      167,200
       500   Andrew Corp. (b)..................       16,781
     2,000   Apple Computer, Inc. (b)..........      104,750
     5,100   Applied Materials, Inc. (b).......      462,188
       400   Auto Desk, Inc. ..................       13,875
     1,600   BMC Software, Inc. (b)............       58,375
     5,800   Boeing Co. .......................      242,513
     1,200   Cabletron Systems, Inc. (b).......       30,300
    44,200   Cisco Systems, Inc. (b)...........    2,798,412
     1,200   Citrix System, Inc. (b)...........       22,725
    10,794   Compaq Computer Corp. ............      275,922

  SHARES
    OR
PRINCIPAL                                          MARKET
  AMOUNT            SECURITY DESCRIPTION            VALUE
----------   ----------------------------------  -----------
COMMON STOCKS, CONTINUED:
Technology, continued:
     3,700   Computer Associates International,
               Inc. ...........................  $   189,394
     2,300   Compuware Corp. (b)...............       23,863
     1,000   Comverse Technology, Inc. (b).....       93,000
     1,400   Conexant Systems, Inc. (b)........       68,075
    16,400   Dell Computer Corp. (b)...........      808,725
    13,824   EMC Corp. (b).....................    1,063,584
     2,000   Gateway, Inc. (b).................      113,500
     1,300   General Dynamics Corp. ...........       67,925
     5,620   Global Crossing Ltd. (b)..........      147,876
     6,400   Hewlett Packard Co. ..............      799,200
    21,300   Intel Corp. ......................    2,847,543
    11,300   International Business Machines
               Corp. ..........................    1,238,056
     1,200   KLA-Tencor Corp. (b)..............       70,275
       800   Lexmark International Group,
               Inc. (b)........................       53,800
     2,000   Linear Technology Corp. ..........      127,875
     2,500   Lockheed Martin Corp. ............       62,031
     2,000   LSI Logic Corp. (b)...............      108,250
    20,690   Lucent Technologies, Inc. ........    1,225,883
     1,800   Maxim Integrated Products, Inc.
               (b).............................      122,288
       600   Mercury Interactive Corp. (b).....       58,050
     3,500   Micron Technology, Inc. (b).......      308,219
    33,500   Microsoft Corp. (b)...............    2,679,999
    13,690   Motorola, Inc. ...................      397,866
     1,100   National Semiconductor Corp.
               (b).............................       62,425
       600   NCR Corp. (b).....................       23,363
     1,900   Network Appliance, Inc. (b).......      152,950
    18,840   Nortel Networks Corp. ............    1,285,829
       400   Northrop Grumman Corp. ...........       26,500
     2,100   Novell, Inc. (b)..................       19,425
       800   Novellus Systems, Inc. (b)........       45,250
    18,000   Oracle Corp. (b)..................    1,513,124
     1,800   Parametric Technology Corp. (b)...       19,800
     1,300   PE Corp. .........................       85,638
     1,800   Peoplesoft, Inc. (b)..............       30,150
       300   Perkinelmer, Inc. ................       19,838
     4,700   Qualcomm, Inc. (b)................      282,000
     2,200   Raytheon Co., Class B.............       42,350
     1,200   Rockwell International Corp. .....       37,800
     1,000   Scientific-Atlanta, Inc. .........       74,500
     1,400   Seagate Technology, Inc. (b)......       77,000
     1,300   Siebel Systems, Inc. (b)..........      212,631
     3,800   Solectron Corp. (b)...............      159,125
    10,100   Sun Microsystems, Inc. (b)........      918,469
       300   Tektronix, Inc. ..................       22,200
     2,600   Tellabs, Inc. (b).................      177,938
     1,100   Teradyne, Inc. (b)................       80,850

Continued

One Group Investment Trust
Equity Index Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 2000
(Unaudited)

  SHARES
    OR
PRINCIPAL                                          MARKET
  AMOUNT            SECURITY DESCRIPTION            VALUE
----------   ----------------------------------  -----------
COMMON STOCKS, CONTINUED:
Technology, continued:
    10,400   Texas Instruments, Inc. ..........  $   714,350
       400   Thomas & Betts Corp. .............        7,650
     2,000   Unisys Corp. (b)..................       29,125
     3,000   United Technologies Corp. ........      176,625
     2,500   Veritas Software Corp. (b)........      264,375
     4,200   Xerox Corp. ......................       87,150
     2,000   Xilinx, Inc. (b)..................      163,125
                                                 -----------
                                                  24,559,440
                                                 -----------
Transportation (0.5%):
     1,000   AMR Corp. (b).....................       26,438
     2,700   Burlington Northern Santa Fe
               Corp. ..........................       61,931
     1,400   CSX Corp. ........................       29,663
       800   Delta Air Lines, Inc. ............       40,450
     1,800   FedEx Corp. (b)...................       68,399
       700   Kansas City Southern Industries,
               Inc. ...........................       62,081
     2,400   Norfolk Southern Corp. ...........       35,700
     3,125   Southwest Airlines Co. ...........       59,180
     1,600   Union Pacific Corp. ..............       59,500
       400   US Airways Group, Inc. (b)........       15,600
                                                 -----------
                                                     458,942
                                                 -----------
Utilities (8.6%):
     2,700   AES Corp. (b).....................      123,188
     2,000   Alltel Corp. .....................      123,875
       900   Ameren Corp. .....................       30,375
     2,020   American Electric Power Co.,
               Inc. ...........................       59,843
    23,863   AT&T Corp. .......................      754,666
     9,800   Bell Atlantic Corp. (b)...........      497,962
    12,000   BellSouth Corp. ..................      511,499
       850   Centurytel, Inc. .................       24,438
     1,000   Cinergy Corp. ....................       25,438
       700   CMS Energy Corp. .................       15,488
     1,400   Coastal Corp. ....................       85,225
       550   Columbia Gas System, Inc. ........       36,094
     1,300   Consolidated Edison, Inc. ........       38,513
     1,000   Constellation Energy Group,
               Inc. ...........................       32,563
     1,000   CP&L, Inc. .......................       31,938
       900   Detroit Edison Co. ...............       27,506
     1,484   Dominion Resources, Inc. .........       63,627
     2,300   Duke Energy Corp. ................      129,663
       200   Eastern Enterprises...............       12,600
     2,100   Edison International..............       43,050
     1,500   El Paso Energy Corp. .............       76,406
     4,700   Enron Corp. ......................      303,150
     1,500   Entergy Corp. ....................       40,781

  SHARES
    OR
PRINCIPAL                                          MARKET
  AMOUNT            SECURITY DESCRIPTION            VALUE
----------   ----------------------------------  -----------
COMMON STOCKS, CONTINUED:
Utilities, continued:
     1,500   First Energy Corp. ...............  $    35,063
     1,100   Florida Power & Light Group,
               Inc. ...........................       54,450
       600   Florida Progress Corp. ...........       28,125
       800   General Public Utilities Corp. ...       21,650
     6,100   GTE Corp. ........................      379,724
       700   New Century Energies, Inc. .......       21,000
     4,800   Nextel Communications, Inc.,
               Class A (b).....................      293,700
     1,100   Niagara Mohawk Holdings, Inc.
               (b).............................       15,331
       300   NICOR, Inc. ......................        9,788
     1,000   Northern States Power Co. ........       20,188
       200   Oneok, Inc. ......................        5,188
     1,100   Peco Energy Corp. ................       44,344
       200   Peoples Energy Corp. .............        6,475
     2,500   PG&E Corp. .......................       61,563
       500   Pinnacle West Capital Corp. ......       16,938
       900   PPL Corp. ........................       19,744
     1,400   Public Service Enterprise Group...       48,475
     1,900   Reliant Energy, Inc. .............       56,169
    21,648   SBC Communications, Inc. .........      936,275
     1,300   Sempra Energy.....................       22,100
     4,100   Southern Co. .....................       95,581
     5,600   Sprint Corp. .....................      285,600
     5,800   Sprint Corp., PCS (b).............      345,099
     2,800   The Williams Companies, Inc. .....      116,725
     1,700   TXU Corp. ........................       52,806
     1,100   Unicom Corp. .....................       42,556
     3,205   US West, Inc. ....................      274,829
    18,205   Worldcom, Inc. (b)................      835,153
                                                 -----------
                                                   7,232,527
                                                 -----------
  Total Common Stocks                             79,527,620
                                                 -----------
U.S. TREASURY OBLIGATIONS (0.7%):
U.S. Treasury Bills (0.7%):
$  415,000   7/20/00 (c).......................      413,938
   120,000   8/24/00 (c).......................      119,043
    15,000   9/21/00 (c).......................       14,812
                                                 -----------
  Total U.S. Treasury Obligations                    547,793
                                                 -----------
REPURCHASE AGREEMENTS (2.3%):
 1,963,000   State Street Bank, 6.45%, 7/3/00,
               (Collateralized by $1,985,000
               Fannie Mae, 5.94%, 9/4/01,
               market value $2,002,369)........    1,963,000
                                                 -----------
  Total Repurchase Agreements                      1,963,000
                                                 -----------

Continued

One Group Investment Trust
Equity Index Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 2000
(Unaudited)

  SHARES
    OR
PRINCIPAL                                          MARKET
  AMOUNT            SECURITY DESCRIPTION            VALUE
----------   ----------------------------------  -----------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES
LENDING (2.5%):
Repurchase Agreements (2.5%):
$2,056,773   Lehman Brothers, 7.18%, 7/3/00,
               (Collateralized by $2,159,819
               Galaxy Funding Commercial Paper,
               0.00%, 10/10/00, market value
               $2,118,782.62)..................  $ 2,056,773
                                                 -----------
  Total Short-Term Securities Held as
    Collateral for Securities Lending              2,056,773
                                                 -----------
Total (Cost $80,116,760) (a)                     $85,872,218
                                                 ===========

------------

Percentages indicated are based on net assets of $83,613,331.

(a) Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows:

                   Unrealized appreciation......................  $12,701,049
                   Unrealized depreciation......................   (6,945,591)
                                                                  -----------
                   Net unrealized appreciation (depreciation)...  $ 5,755,458
                                                                  ===========

(b) Non-income producing securities.

(c) Serves as collateral for futures contracts.

(d) The following is a schedule of futures position as of June 30, 2000:

                                                                      CURRENT
NUMBER OF                                               OPENING        MARKET
CONTRACTS                CONTRACT TYPE                 POSITIONS       VALUE
---------                -------------                 ----------    ----------
   11        Long S&P 500, September 2000 Futures      $4,104,683    $4,037,275

See notes to financial statements.

One Group Investment Trust
Balanced Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 2000
(Unaudited)

  SHARES
    OR
 PRINCIPAL                                        MARKET
  AMOUNT           SECURITY DESCRIPTION           VALUE
-----------  --------------------------------  ------------
ASSET BACKED SECURITIES (6.3%):
Banking, Finance & Insurance (6.3%):
$   164,326  Advanta Equipment Receivables,
               Series 98-1, Class A2, 5.82%,
               12/15/06......................  $    163,646
    325,000  Advanta Mortgage Loan Trust,
               Series 98-1, Class A4, 6.42%,
               9/24/21.......................       317,780
    145,000  Advanta Mortgage Loan Trust,
               Series 97-4, Class A4, 6.66%,
               3/25/22.......................       142,974
    360,000  Advanta Mortgage Loan Trust,
               Series 97-4, Class A5, 6.72%,
               3/25/24.......................       352,849
     54,014  Americredit Automobile
               Receivables Trust, Series
               99-A, Class A2, 5.38%,
               4/12/02.......................        53,924
    250,000  Americredit Automobile
               Receivables Trust, Series
               98-B, Class A4, 6.06%,
               12/12/02......................       247,749
    300,000  Americredit Automobile
               Receivables Trust, Series
               00-A, Class A4, 7.29%,
               12/12/06......................       300,353
    470,000  Americredit Automobile
               Receivables Trust, Series
               99-A, Class A4, 5.88%,
               12/12/05......................       459,577
     18,546  Amresco Residential Securities
               Mortgage Loan Trust, Series
               97-2, Class A4, 6.93%,
               3/25/23.......................        18,468
    217,671  Arcadia Automobile Receivables
               Trust, Series 97-D, Class A3,
               6.20%, 5/15/03................       216,738
    150,000  Arcadia Automobile Receivables
               Trust, Series 99-B, Class A4,
               6.51%, 9/15/04................       147,946
     23,757  Case Equipment Loan Trust,
               Series 97-A, Class A3, 6.45%,
               3/15/04.......................        23,719
    170,650  Case Equipment Loan Trust,
               Series 98-A, Class A4, 5.83%,
               2/15/05.......................       168,156
    375,000  Chase Credit Card Master Trust,
               Series 98-3, Class A, 6.00%,
               8/15/05.......................       365,079
    300,000  Chase Manhatten Rv Owner Trust,
               Series 97-A, Class A7, 6.14%,
               10/16/06......................       297,374
    250,000  Chemical Master Credit Card
               Trust, Series 95-2, Class A,
               6.23%, 6/15/03................       249,666

  SHARES
    OR
 PRINCIPAL                                        MARKET
  AMOUNT           SECURITY DESCRIPTION           VALUE
-----------  --------------------------------  ------------
ASSET BACKED SECURITIES, CONTINUED:
Banking, Finance & Insurance, continued:
$   350,000  Circuit City Credit Card Master
               Trust, Series 95-1, Class A,
               6.38%, 8/15/05................  $    349,851
     39,265  Consumer Portfolio Services,
               Series 97, Class 2A, 6.65%,
               10/15/02......................        39,150
    500,000  Contimortgage Home Equity Loan
               Trust, Series 98-1, Class A4,
               6.28%, 1/15/13................       494,707
    155,000  Contimortgage Home Equity Loan
               Trust, Series 98-1, Class A5,
               6.43%, 4/15/16................       152,126
     16,712  Copelco Capital Funding Corp.,
               Series 96-A, Class A, 6.34%,
               7/20/04.......................        16,678
    175,000  Discover Card Master Trust,
               Series 99-2, Class A, 5.90%,
               10/15/04......................       171,399
    375,000  EQCC Home Equity Loan Trust,
               Series 99-2, Class A2F, 6.22%,
               6/25/11.......................       368,923
    210,000  EQCC Home Equity Loan Trust,
               Series 97-3, Class A5, 6.45%,
               9/15/12.......................       208,630
    305,242  Fleetwood Credit Corp. Grantor
               Trust, Series 97-B, Class A,
               6.40%, 5/15/13................       302,060
    252,820  Ford Credit Auto Owner Trust,
               Series 98-B, Class A3, 5.85%,
               10/15/01......................       252,387
    276,746  Ford Credit Auto Owner Trust,
               Series 99-C, Class A3, 5.77%,
               11/15/01......................       276,042
    100,000  Green Tree Financial Corp.,
               Series 96-2, Class A3, 6.90%,
               4/15/27.......................        99,264
    400,000  Green Tree Financial Corp.,
               Series 97-7, Class A5, 6.54%,
               7/15/29.......................       395,442
    366,850  Green Tree Recreational,
               Equipment, & Consumer Trust,
               Series 98-A, Class A1C, 6.18%,
               6/15/19.......................       359,559
    249,545  Harley-Davidson Eaglemark
               Motorcycle Trust, Series 98-1,
               Class A2, 5.94%, 2/15/04......       247,121
    400,000  Nationsbank Auto Grantor Trust,
               Series 96-1, Class A, 5.85%,
               9/15/11.......................       400,034

Continued

One Group Investment Trust
Balanced Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 2000
(Unaudited)

  SHARES
    OR
 PRINCIPAL                                        MARKET
  AMOUNT           SECURITY DESCRIPTION           VALUE
-----------  --------------------------------  ------------
ASSET BACKED SECURITIES, CONTINUED:
Banking, Finance & Insurance, continued:
$   366,105  Nationscredit Grantor Trust,
               Series 96-1, Class A, 5.85%,
               9/15/11.......................  $    355,852
      1,530  Newcourt Receivables Asset
               Trust, Series 96-2, Class A,
               6.87%,
               6/20/04.......................         1,525
      4,568  Newcourt Receivables Asset
               Trust, Series 96-3, Class A,
               6.24%, 12/20/04...............         4,568
     78,075  Oakwood Mortgage Investors,
               Inc., Series 96-C, Class A3,
               6.75%, 4/15/27................        77,838
    130,282  Oakwood Mortgage Investors,
               Inc., Series 97-C, Class A2,
               6.45%, 11/15/27...............       129,826
    180,000  Olympic Automobile Receivables
               Trust, Series 97-A, Class A5,
               6.80%, 2/15/05................       179,310
    292,661  Onyx Acceptance Auto Trust,
               Series 97-2, Class A, 6.35%,
               10/15/03......................       290,815
    215,000  Onyx Acceptance Auto Trust,
               Series 99-A, Class A2, 5.83%,
               3/15/04.......................       210,742
    500,000  Onyx Acceptance Auto Trust,
               Series 98-A, Class CTFS,
               5.99%, 1/15/05................       488,677
    350,000  Premier Auto Trust, Series 98-5,
               Class A3, 5.07%, 7/8/02.......       345,816
    189,617  Provident Bank Equipment Lease
               Trust, Series 98-A, Class A3,
               5.60%, 4/25/06................       185,036
     18,503  Prudential Home Mortgage, Series
               92-27, Class A11, 6.00%,
               10/25/07......................        18,434
    175,000  Sears Credit Account Master
               Trust, Series 98-1, Class A,
               5.80%,
               8/15/05.......................       173,599
    200,000  Sears Credit Account Master
               Trust, Series 95-5, Class A,
               6.05%,
               1/15/08.......................       194,791
    191,253  Sears Mortgage Funding Trust,
               Series 98-1, Class D, 9.93%,
               4/1/19........................       196,755
    160,000  Standard Credit Card Trust,
               Series 93-2, Class A, 5.95%,
               10/7/04.......................       154,492

  SHARES
    OR
 PRINCIPAL                                        MARKET
  AMOUNT           SECURITY DESCRIPTION           VALUE
-----------  --------------------------------  ------------
ASSET BACKED SECURITIES, CONTINUED:
Banking, Finance & Insurance, continued:
$   423,765  Student Loan Mortgage Trust,
               Series 99-1, Class A1T, 6.67%,
               4/25/08*......................  $    423,144
    119,611  The Money Store Home Equity
               Trust, Series 96-C, Class A12,
               7.25%, 7/15/13................       119,376
     56,069  The Money Store Home Equity
               Trust, Series 96-B, Class A7,
               7.55%, 2/15/20................        55,966
     25,099  The Money Store Home Equity
               Trust, Series 94-C, Class A4,
               7.80%, 10/15/21...............        25,105
     95,000  The Money Store Home Equity
               Trust, Series 97-D, Class AF7,
               6.49%, 12/15/38...............        90,870
    100,000  Toyota Auto Lease Trust, Series
               98-B, Class A2, 5.45%,
               3/25/03.......................        97,813
    140,027  Union Acceptance Corp., Series
               96-C, Class A2, 6.51%,
               11/8/02.......................       139,835
    242,504  Union Acceptance Corp., Series
               97-B, Class A2, 6.70%,
               6/8/03........................       241,693
    260,000  Union Acceptance Corp., Series
               98-A, Class A4, 6.11%,
               10/8/03.......................       257,690
    170,000  Union Acceptance Corp., Series
               99-A, Class A4, 5.70%,
               6/8/04........................       165,730
    100,346  WFS Financial Owner Trust,
               Series 98-B, Class A3, 5.95%,
               7/20/01.......................       100,148
    242,287  WFS Financial Owner Trust,
               Series 99-A, Class A3, 5.55%,
               2/20/03.......................       239,555
    225,000  WFS Financial Owner Trust,
               Series 99-B, Class A4, 6.42%,
               7/20/04.......................       222,756
                                               ------------
  Total Asset Backed Securities                  12,847,128
                                               ------------
COMMON STOCKS (58.7%):
Business Equipment & Service (1.8%):
     25,330  America Online, Inc. (b)........     1,336,158
     11,000  Automatic Data Processing,
               Inc. .........................       589,188
     14,500  Electronic Data Systems
               Corp. ........................       598,125
     18,500  eToys, Inc. (b).................       117,357

Continued

One Group Investment Trust
Balanced Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 2000
(Unaudited)

  SHARES
    OR
 PRINCIPAL                                        MARKET
  AMOUNT           SECURITY DESCRIPTION           VALUE
-----------  --------------------------------  ------------
COMMON STOCKS, CONTINUED:
Business Equipment & Service, continued:
      7,540  Waters Corp. (b)................  $    941,086
                                               ------------
                                                  3,581,914
                                               ------------
Capital Goods (3.8%):
     14,320  Crane Co. ......................       348,155
      7,670  Fastenal Co. ...................       388,294
     87,970  General Electric Co. ...........     4,662,409
          1  Huttig Building Products, Inc.
               (b)...........................             4
      8,730  Johnson Controls, Inc. .........       447,958
     34,580  Tyco International, Ltd. .......     1,638,228
      7,490  USG Corp. ......................       227,509
                                               ------------
                                                  7,712,557
                                               ------------
Consumer Durable (1.1%):
     11,920  Danaher Corp. ..................       589,295
     12,090  General Motors Corp. ...........       701,975
      9,100  Lear Corp. (b)..................       182,000
      4,620  SPX Corp. (b)...................       558,731
      5,500  Whirlpool Corp. ................       256,438
                                               ------------
                                                  2,288,439
                                               ------------
Consumer Non-Durable (2.6%):
     15,310  Coca-Cola Co. ..................       879,368
     14,100  Energizer Holdings, Inc. (b)....       257,325
     22,930  Gillette Co. ...................       801,117
     14,220  Intimate Brands, Inc. ..........       280,845
     12,700  Nabisco Group Holdings,
               Corp. ........................       329,406
     27,700  Philip Morris Co., Inc. ........       735,781
     16,160  Proctor & Gamble Co. ...........       925,160
     19,000  Ralston Purina Group............       378,813
     41,610  Sara Lee Corp. .................       803,593
                                               ------------
                                                  5,391,408
                                               ------------
Consumer Services (2.4%):
     14,030  Comcast Corp., Special Class A
               (b)...........................       568,215
     22,640  Time Warner, Inc. ..............     1,720,640
     27,736  Viacom, Inc. (b)................     1,891,249
     19,700  Walt Disney Co. ................       764,606
                                               ------------
                                                  4,944,710
                                               ------------
Energy (3.8%):
     44,938  Exxon Mobil Corp. ..............     3,527,632
     13,590  Halliburton Co. ................       641,278
     19,900  Occidental Petroleums Corp. ....       419,144
     16,520  Royal Dutch Petroleum Co., NY
               Shares........................     1,017,013
     14,150  Texaco, Inc. ...................       753,488
     12,020  Tosco Corp. ....................       340,316
      9,520  Transocan Sedco Forex, Inc. ....       508,725

  SHARES
    OR
 PRINCIPAL                                        MARKET
  AMOUNT           SECURITY DESCRIPTION           VALUE
-----------  --------------------------------  ------------
COMMON STOCKS, CONTINUED:
Energy, continued:
     24,420  USX-Marathon Group, Inc. .......  $    612,026
                                               ------------
                                                  7,819,622
                                               ------------
Financial Services (8.2%):
     16,040  American Express Co. ...........       836,085
     18,432  American International Group,
               Inc. .........................     2,165,760
     14,340  Associates First Capital Corp.,
               Class A.......................       319,961
     29,310  Bank of America Corp. (b).......     1,260,330
     13,369  Charter One Financial, Inc. ....       307,487
     19,410  Chase Manhattan Corp. ..........       894,073
      9,670  Cigna Corp. ....................       904,145
     46,390  Citigroup, Inc. ................     2,794,998
     20,180  Fannie Mae......................     1,053,144
     20,800  First Security Corp. ...........       282,100
     29,050  FleetBoston Financial Corp. ....       987,700
     15,690  Hartford Financial Services
               Group.........................       877,659
     12,500  John Hancock Financial Services
               (b)...........................       296,094
      7,990  Marsh & McLennan Co. ...........       834,456
     18,460  Morgan Stanley Dean Witter
               Discover......................     1,536,795
     12,270  Pacific Century Financial
               Corp. ........................       179,449
     14,130  SouthTrust Corp. ...............       319,691
      7,900  SunTrust Banks, Inc. ...........       360,931
     12,100  Wells Fargo Co. ................       468,875
                                               ------------
                                                 16,679,733
                                               ------------
Health Care (6.5%):
     24,380  Abbott Labs.....................     1,086,434
     20,670  American Home Products Co. .....     1,214,363
     10,790  Amgen, Inc. (b).................       757,998
     10,210  Baxter International, Inc. .....       717,891
     27,520  Bristol Myers Squibb Co. .......     1,603,039
      6,920  Guidant Corp. (b)...............       342,540
      6,450  Johnson & Johnson...............       657,094
      8,020  MedImmune, Inc. (b).............       593,480
     23,890  Medtronic, Inc. ................     1,190,021
     11,370  Merck & Co., Inc. ..............       871,226
     56,252  Pfizer, Inc. ...................     2,700,095
     18,100  Schering Plough Corp. ..........       914,050
     25,470  Tenet Healthcare Corp. .........       687,690
                                               ------------
                                                 13,335,921
                                               ------------
Multi-Industry (0.2%):
     13,500  Honeywell International,
               Inc. .........................       454,781
                                               ------------
Raw Materials (1.3%):
     24,920  Alcoa, Inc. ....................       722,680

Continued

One Group Investment Trust
Balanced Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 2000
(Unaudited)

  SHARES
    OR
 PRINCIPAL                                        MARKET
  AMOUNT           SECURITY DESCRIPTION           VALUE
-----------  --------------------------------  ------------
COMMON STOCKS, CONTINUED:
Raw Materials, continued:
     11,140  Cabot Corp. ....................  $    303,565
     22,980  Crompton Corp. .................       281,505
     10,370  Cytec Industries, Inc. (b)......       256,009
      9,580  Du Pont (EI) de Nemours &
               Co. ..........................       419,125
     21,970  RPM, Inc. ......................       222,446
     11,850  Sigma-Aldrich Corp. ............       346,613
                                               ------------
                                                  2,551,943
                                               ------------
Retail (3.7%):
      8,700  Applebee's International,
               Inc. .........................       263,719
      8,910  Brinker International, Inc.
               (b)...........................       260,618
     11,140  Costco Wholesale Corp. (b)......       367,620
     22,850  CVS Corp. ......................       914,000
      4,630  Home Depot, Inc. ...............       231,211
     21,420  Kohl's Corp. (b)................     1,191,487
     28,340  Kroger Co. (b)..................       625,251
     24,460  Limited, Inc. ..................       528,948
     15,480  Tricon Global Restaurants, Inc.
               (b)...........................       437,310
     34,560  Wal-Mart Stores, Inc. ..........     1,991,519
     21,060  Walgreen Co. ...................       677,869
                                               ------------
                                                  7,489,552
                                               ------------
Shelter (1.0%):
     14,480  Georgia Pacific Corp. ..........       380,100
     22,370  Kimberly Clark Corp. ...........     1,283,479
      8,610  Pentair, Inc. ..................       305,655
                                               ------------
                                                  1,969,234
                                               ------------
Technology (17.2%):
     13,900  ADC Telecommunications, Inc.
               (b)...........................     1,165,863
     16,860  Applied Materials, Inc. (b).....     1,527,938
     57,940  Cisco Systems, Inc. (b).........     3,668,325
      7,040  Comverse Technology, Inc. (b)...       654,720
     31,990  Dell Computer Corp. (b).........     1,577,507
      8,900  Digital Island, Inc. (b)........       432,763
     36,900  EMC Corp. (b)...................     2,838,993
      8,120  Hewlett Packard Co. ............     1,013,985
     31,340  Intel Corp. ....................     4,189,765
     12,580  International Business Machines
               Corp. ........................     1,378,296
      9,700  Linear Technology Corp. ........       620,194
     30,760  Lucent Technologies, Inc. ......     1,822,530
     17,620  Maxim Integrated Products, Inc.
               (b)...........................     1,197,059
     48,500  Microsoft Corp. (b).............     3,879,999
     19,200  Motorola, Inc. .................       558,000
     37,340  Nortel Networks Corp. ..........     2,548,455
      9,380  Oracle Corp. (b)................       788,506

  SHARES
    OR
 PRINCIPAL                                        MARKET
  AMOUNT           SECURITY DESCRIPTION           VALUE
-----------  --------------------------------  ------------
COMMON STOCKS, CONTINUED:
Technology, continued:
      7,200  Rational Software Corp. (b).....  $    669,150
     18,040  SCI Systems, Inc. (b)...........       706,943
     19,010  Sun Microsystems, Inc. (b)......     1,728,722
      8,840  Symantec Corp. (b)..............       476,808
     12,660  Symbol Technologies, Inc. ......       705,004
     12,720  Xilinx, Inc. (b)................     1,037,475
                                               ------------
                                                 35,187,000
                                               ------------
Transportation (0.5%):
      6,320  Kansas City Southern Industries,
               Inc. .........................       560,505
      6,390  United Parcel Service, Inc.,
               Class B.......................       377,010
                                               ------------
                                                    937,515
                                               ------------
Utilities (4.6%):
     13,199  AT&T Corp. .....................       417,418
     12,335  Centurytel, Inc. ...............       354,631
     13,790  CMS Energy Corp. ...............       305,104
     12,490  El Paso Energy Corp. ...........       636,209
     28,280  Energy East Corp. ..............       539,088
     11,140  Florida Power & Light, Inc. ....       551,430
     18,140  General Public Utilities
               Corp. ........................       490,914
     10,900  Nextel Communications, Inc.,
               Class A (b)...................       666,944
     10,390  Pinnacle West Capital Corp. ....       351,961
     14,220  Qwest Communications
               International, Inc. (b).......       706,556
     44,060  SBC Communications, Inc. .......     1,905,596
     16,170  Sprint Corp. ...................       824,670
     15,180  Williams Cos., Inc. ............       632,816
     22,470  Worldcom, Inc. (b)..............     1,030,811
                                               ------------
                                                  9,414,148
                                               ------------
  Total Common Stocks                           119,758,477
                                               ------------
CORPORATE BONDS (6.1%):
Capital Goods (0.1%):
$   300,000  Tyco International Group, 6.25%,
               6/15/03.......................       285,783
                                               ------------
Consumer Services (0.4%):
    250,000  Hertz Corp., 6.00%, 1/15/03.....       241,403
    495,000  Rental Car Finance, 6.45%,
               8/25/05.......................       481,847
                                               ------------
                                                    723,250
                                               ------------
Energy (0.1%):
    250,000  Occidental Petroleum Corp.,
               9.25%, 8/1/19.................       272,848
                                               ------------

Continued

One Group Investment Trust
Balanced Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 2000
(Unaudited)

  SHARES
    OR
 PRINCIPAL                                        MARKET
  AMOUNT           SECURITY DESCRIPTION           VALUE
-----------  --------------------------------  ------------
CORPORATE BONDS, CONTINUED:
Financial Services (3.0%):
$   200,000  Associates Corp., 6.38%,
               7/15/02.......................  $    196,401
    300,000  Associates Corp., 5.75%,
               10/15/03......................       283,647
    300,000  Associates Corp., 8.58%,
               11/23/04......................       308,285
    500,000  Bank of America Corp., 9.20%,
               5/15/03.......................       520,659
    250,000  BCH Cayman Islands, 7.50%,
               6/15/05.......................       247,426
    300,000  Boatmans Bancshares, 6.75%,
               3/15/03.......................       295,020
    500,000  Caterpillar Financial Services
               Corp., 6.40%, 4/16/01.........       496,682
    250,000  Chrysler Financial Corp., 5.88%,
               2/7/01........................       248,244
    230,000  Countrywide Funding Corp.,
               6.28%, 1/15/03................       222,459
    451,000  First Hawaiian, Inc., 6.25%,
               8/15/00.......................       450,448
    200,000  Ford Capital, 9.38%, 5/15/01....       203,360
    250,000  General Motors Acceptance Corp.,
               8.25%, 2/24/04................       256,323
    300,000  Goldman Sachs Group, Inc.,
               7.20%, 3/1/07.................       285,582
    250,000  Huntington National Bank, 6.75%,
               6/15/03.......................       243,680
    475,000  Inter-American Development Bank,
               8.40%, 9/1/09.................       514,963
    250,000  International Lease Finance
               Corp., 5.88%, 1/15/01.........       248,261
    333,000  McDonnell Douglas Financial
               Corp., 6.45%, 12/5/02.........       325,695
    350,000  Metropolitan Life Insurance Co.,
               6.30%, 11/01/03...............       336,161
    200,000  Morgan Stanley Dean Witter,
               6.50%, 3/30/01................       199,077
    230,000  Society National Bank, 6.75%,
               6/15/03.......................       224,420
                                               ------------
                                                  6,106,793
                                               ------------
Retail (0.4%):
    250,000  Dayton Hudson Corp., 7.25%,
               9/1/04........................       249,709
    250,000  JC Penney Co., 7.25%, 4/1/02....       243,216
    250,000  Sears Roebuck Acceptance, 7.13%,
               5/2/03........................       246,672
                                               ------------
                                                    739,597
                                               ------------
Technology (0.4%):
    465,000  Lockheed Martin Corp., 6.75%,
               3/15/03.......................       453,768

  SHARES
    OR
 PRINCIPAL                                        MARKET
  AMOUNT           SECURITY DESCRIPTION           VALUE
-----------  --------------------------------  ------------
CORPORATE BONDS, CONTINUED:
Technology, continued:
$   395,000  Oracle Corp., 6.72%, 2/15/04....       387,569
                                               ------------
                                                    841,337
                                               ------------
Transportation (0.1%):
    250,000  JB Hunt Transportation Services,
               6.25%, 9/1/03.................       240,134
                                               ------------
Utilities (1.6%):
    250,000  AT&T Corp., 7.50%, 6/1/06.......       250,000
    248,000  Columbia Gas System, 6.80%,
               11/28/05......................       239,318
    900,000  Hydro Quebec, 6.52%, 2/23/06....       861,041
    130,000  National Rural Utilities, 7.30%,
               9/15/06.......................       128,435
    200,000  Southwestern Bell Telephone,
               5.98%, 10/22/07...............       183,612
  1,500,000  Tennessee Valley Authority,
               5.00%, 12/18/03...............     1,404,742
    250,000  Virginia Electric & Power,
               6.63%, 4/1/03.................       245,123
                                               ------------
                                                  3,312,271
                                               ------------
  Total Corporate Bonds                          12,522,013
                                               ------------
U.S. GOVERNMENT AGENCY (2.8%):
Federal Home Loan Bank (2.8%):
    250,000  5.57%, 8/14/00..................       249,652
    250,000  4.98%, 9/15/00..................       249,133
    400,000  4.95%, 9/18/00..................       398,503
  1,000,000  5.51%, 12/29/03.................       952,368
  1,750,000  5.88%, 11/25/08.................     1,590,787
  2,000,000  5.61%, 2/11/09..................     1,802,333
    415,000  5.89%, 3/30/09..................       380,929
                                               ------------
  Total U.S. Government Agency                    5,623,705
                                               ------------
U.S. GOVERNMENT AGENCY MORTGAGES (16.5%):
Fannie Mae (7.4%):
    212,038  7.00%, 7/25/01, Series 94-75,
               Class OB......................       211,240
    200,000  7.55%, 4/22/02..................       202,202
    194,659  6.50%, 9/1/02, Pool #250357.....       191,713
    585,500  7.24%, 10/1/03, Pool #73712.....       580,240
     80,635  9.00%, 11/1/06, Pool #124017....        83,200
    348,369  6.94%, 12/1/06, Pool #73798.....       341,322
    100,000  6.00%, 8/25/07, Series 92-151,
               Class H.......................        96,220
    267,995  6.85%, 10/1/07, Pool #375435....       261,171
    299,588  6.53%, 12/1/07, Pool #375568....       286,991
    175,000  6.00%, 6/25/08, Series 99-19,
               Class PB......................       172,845
    167,003  8.00%, 9/1/08, Pool #190586.....       168,627

Continued

One Group Investment Trust
Balanced Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 2000
(Unaudited)

  SHARES
    OR
 PRINCIPAL                                        MARKET
  AMOUNT           SECURITY DESCRIPTION           VALUE
-----------  --------------------------------  ------------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
$   200,000  8.30%, 10/25/08, Series 93-197,
               Class SC, IF*.................  $    199,255
    539,909  7.50%, 8/1/09, Pool #292020.....       540,207
    114,017  6.50%, 4/17/12, Series 95-24,
               Class C.......................       113,682
    424,251  6.50%, 4/1/13, Pool #414513.....       410,176
    287,930  7.00%, 6/1/13, Pool #427488.....       282,802
    200,000  6.65%, 6/25/13, Series 93-140,
               Class J.......................       191,407
    416,044  6.00%, 8/1/13, Pool #251899.....       394,110
    421,141  6.00%, 11/1/13, Pool #323458....       398,938
    912,508  8.00%, 5/1/17, Pool #50000......       921,457
    188,527  9.00%, 11/1/17, Pool #359455....       195,128
     45,864  7.00%, 10/25/18, Series 93-25,
               Class D.......................        45,700
    544,035  8.50%, 11/1/18, Pool #313280....       557,002
    163,215  10.45%, 4/25/19, Series 89-21,
               Class G.......................       173,834
    514,690  8.00%, 7/25/19, Series 89-37,
               Class G.......................       518,851
    119,971  8.75%, 11/25/19, Series 89-86,
               Class E.......................       123,248
    275,719  6.50%, 3/25/20, Series 90-30,
               Class E.......................       263,820
    282,169  6.50%, 9/25/20, Series 90-105,
               Class J.......................       269,525
    101,947  7.50%, 1/25/21, Series G92-41
               Class K.......................       101,871
    300,533  8.00%, 3/25/21, Series 92-132,
               Class PL......................       302,924
    226,000  6.75%, 5/25/21, Series 93-26,
               Class JA......................       219,228
    201,004  7.00%, 8/18/21, Series 97-19,
               Class A.......................       200,520
    165,332  8.75%, 9/25/21, Series 91-129,
               Class G.......................       169,907
    110,000  5.00%, 10/25/21, Series 93-19,
               Class M.......................       103,765
    234,000  5.00%, 12/25/21, Series G93-16,
               Class J.......................       196,646
    347,000  4.00%, 1/25/22, Series G93-2 ,
               Class JB......................       302,916
    400,000  5.00%, 8/25/22, Series 93-38,
               Class L.......................       334,928
    180,157  6.50%, 10/25/22, Series 95-23,
               Class M.......................       179,207
    300,000  6.50%, 4/25/03, Series 93-225,
               Class UD......................       290,710

  SHARES
    OR
 PRINCIPAL                                        MARKET
  AMOUNT           SECURITY DESCRIPTION           VALUE
-----------  --------------------------------  ------------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
$   299,621  7.13%, 5/18/23, Series 97-11,
               Class R.......................  $    298,798
    100,070  0.00%, 5/25/23, Series 93-92,
               Class E, PO...................        73,647
    194,439  6.50%, 8/25/23, Series 93-183,
               Class OA......................       180,712
    289,000  6.50%, 12/25/23, Series 93-225,
               Class D.......................       275,513
    195,000  6.50%, 12/25/23, Series 93-225,
               Class UB......................       186,942
    250,000  5.00%, 12/25/23, Series 94-22,
               Class C.......................       229,199
    169,429  6.40%, 1/18/24, Series 97-63,
               Class E.......................       164,991
    253,000  7.50%, 2/25/24, Series 94-81,
               Class LL......................       247,337
     61,187  7.00%, 8/1/25, Pool # 270725....        59,197
    137,239  10.00%, 6/17/27, Series 97-49,
               Class B.......................       147,781
     91,183  7.50%, 10/1/27, Pool #402032....        90,112
    921,867  6.00%, 6/1/28, Pool #428970.....       845,222
    716,236  6.50%, 8/1/28, Pool #433526.....       676,753
    989,410  6.50%, 8/1/29 , Pool #323862....       933,507
                                               ------------
                                                 15,007,246
                                               ------------
Freddie Mac (6.0%):
    180,834  9.50%, 1/15/05, Series 24, Class
               B.............................       183,043
     23,862  6.25%, 1/15/06, Series 1519,
               Class E.......................        23,815
    881,563  6.50%, 8/15/06, Series 1513,
               Class K.......................       877,654
    387,000  5.50%, 1/15/07, Series 1554,
               Class FA......................       380,338
    151,788  8.00%, 10/1/10, Gold Pool
               #G10518.......................       153,419
    359,492  6.50%, 3/1/13, Gold Pool
               #E69466.......................       347,752
    395,343  6.00%, 3/1/13, Gold Pool
               #E69409.......................       375,081
    351,381  7.00%, 6/1/13, Gold Pool
               #E00554.......................       345,343
    387,538  6.50%, 6/1/13, Gold Pool
               #E00552.......................       374,266
    207,742  8.00%, 4/1/17, Pool #290302.....       208,576
    391,147  6.65%, 9/25/17, Series 93-30,
               Class PG......................       388,924
    212,391  6.00%, 1/15/19, Series 2120,
               Class E.......................       192,573
    351,645  6.50%, 9/25/19, Series 8, Class
               G.............................       350,117
    520,910  6.85 %, 12/15/19, Series 1466,
               Class PH......................       519,517
      4,455  6.50%, 8/15/20, Series 1822,
               Class D.......................         4,422

Continued

One Group Investment Trust
Balanced Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 2000
(Unaudited)

  SHARES
    OR
 PRINCIPAL                                        MARKET
  AMOUNT           SECURITY DESCRIPTION           VALUE
-----------  --------------------------------  ------------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
$   164,015  8.60%, 1/15/21, Series 85, Class
               C.............................  $    166,780
    251,372  7.00%, 2/15/21, Series 115,
               Class I.......................       246,818
    225,369  6.50%, 4/15/21, Series 1062,
               Class H.......................       215,837
    197,000  6.50%, 5/15/21, Series 1683,
               Class D.......................       185,876
    323,717  8.00%, 7/15/21, Series 1120,
               Class L.......................       326,331
    183,025  6.50%, 7/15/21, Series 168,
               Class G.......................       175,117
    178,146  5.50%, 8/15/21, Series 1116,
               Class I.......................       166,935
    110,000  6.75%, 9/25/21, Series 10, Class
               G.............................       107,681
    192,059  6.85%, 10/15/21, Series 80,
               Class C.......................       191,551
    644,000  6.50%, 11/15/21, Series 1541,
               Class GA......................       623,316
    159,213  7.40%, 12/15/21, Series 1201,
               Class E.......................       159,131
    115,000  6.50%, 2/15/22, Series 1240,
               Class M.......................       107,430
    286,250  7.00%, 7/15/22, Series 1384,
               Class C.......................       280,573
    148,000  6.00%, 2/15/23, Series 1627,
               Class E.......................       137,913
     65,891  7.50%, 3/15/23, Series 1856,
               Class B.......................        65,993
    326,000  6.85%, 6/25/23, Series 13, Class
               LL............................       302,070
    170,000  8.50%, 9/15/04, Series 1753,
               Class D.......................       175,214
    489,850  9.50%, 5/20/25, Series 2001,
               Class AC......................       505,762
    311,637  8.00%, 9/1/26, Gold Pool
               #C00476.......................       314,006
    220,468  7.50%, 7/1/27, Gold Pool
               #D81027.......................       218,073
    315,682  7.00%, 10/1/27, Gold Pool
               #D83256.......................       305,599
    255,917  8.50%, 7/1/28, Gold Pool
               #G00981.......................       261,747
    976,909  6.00%, 8/1/28, Gold Pool
               #C13638.......................       895,853
    309,776  6.50%, 11/15/28, Series 2095,
               Class G.......................       270,935
    165,000  7.00%, 8/15/29, Series 2178,
               Class PB......................       156,855

  SHARES
    OR
 PRINCIPAL                                        MARKET
  AMOUNT           SECURITY DESCRIPTION           VALUE
-----------  --------------------------------  ------------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
$   996,962  7.50%, 1/1/30, Gold Pool
               #C35358.......................  $    984,559
                                               ------------
                                                 12,272,795
                                               ------------
Government National Mortgage Assoc. (3.1%):
     67,963  8.50%, 12/15/05, Pool #7500.....        69,499
    768,659  7.00%, 7/15/08, Pool #348872....       764,083
    119,343  7.00%, 12/15/11, Pool #412559...       118,445
    440,313  6.50%, 10/1/13, Pool #468228....       429,722
     62,954  8.00%, 11/15/16, Pool #199829...        64,140
    147,746  8.00%, 11/15/16, Pool #181122...       150,527
    156,802  8.00%, 11/15/16, Pool #196714...       159,754
    714,839  8.50%, 12/15/22, Pool #780708...       736,969
    315,232  8.00%, 11/15/24, Pool #780028...       320,066
    125,000  6.50%, 3/20/25, Series 98-6,
               Class C.......................       113,404
    220,350  8.00%, 6/20/25, Series 95-4,
               Class CQ......................       221,344
    111,196  7.50%, 5/15/26, Pool #398663....       110,639
    121,388  8.00%, 6/20/26, Pool #2334......       122,289
    260,000  6.38%, 11/20/26, Series 98-14,
               Class PG......................       239,407
    215,326  7.50%, 1/20/27, Pool #2360......       212,905
    298,314  8.00%, 5/20/27, Pool #2433......       300,262
    256,093  8.00%, 9/15/27, Pool #451932....       259,379
    432,866  6.50%, 3/15/28, Pool #430634....       411,026
    286,670  7.00%, 4/15/28, Pool #473915....       278,971
    415,078  7.50%, 5/15/28, Pool #465069....       412,717
    410,136  7.00%, 6/15/28, Pool #477123....       399,121
    466,086  6.00%, 10/20/28, Pool #2657.....       427,349
                                               ------------
                                                  6,322,018
                                               ------------
  Total U.S. Government Agency Mortgages         33,602,059
                                               ------------
U.S. TREASURY OBLIGATIONS (6.5%):
U.S. Treasury Bonds (4.0%):
  6,750,000  10.38%, 11/15/12................     8,308,832
                                               ------------
U.S. Treasury Notes (1.9%):
  3,000,000  12.75%, 11/15/10................     3,844,689
                                               ------------
U.S. Treasury STRIPS (0.6%):
  3,000,000  2/15/15.........................     1,209,813
                                               ------------
  Total U.S. Treasury Obligations                13,363,334
                                               ------------
REPURCHASE AGREEMENTS (6.3%):
 12,936,000  State Street Bank, 6.45%,
               7/3/00, (Collateralized by
               $13,065,000 Fannie Mae, 6.10%,
               9/4/01, market value
               $13,195,650)..................    12,936,000
                                               ------------
  Total Repurchase Agreements                    12,936,000
                                               ------------

Continued

One Group Investment Trust
Balanced Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 2000
(Unaudited)

  SHARES
    OR
 PRINCIPAL                                        MARKET
  AMOUNT           SECURITY DESCRIPTION           VALUE
-----------  --------------------------------  ------------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES
LENDING (1.0%):
Repurchase Agreements (1.0%):
$ 1,969,082  Lehman Brothers, 7.18%, 7/3/00,
               (Collateralized by $2,067,735
               Galaxy Funding Commercial
               Paper, 0.00%, 10/10/00, market
               value $2,028,447.82)..........  $  1,969,082
                                               ------------
  Total Short-Term Securities Held as
    Collateral for Securities Lending             1,969,082
                                               ------------
Total (Cost $194,191,085) (a)                  $212,621,798
                                               ============

------------

Percentages indicated are based on net assets of $204,053,100.

(a) Represents cost for federal income tax and financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows:

                   Unrealized appreciation......................  $27,751,704
                   Unrealized depreciation......................   (9,320,991)
                                                                  -----------
                   Net unrealized appreciation (depreciation)...  $18,430,713
                                                                  ===========

(b) Non-income producing securities.

(c) The Fund invests in securities whose value is derived from an underlying pool of mortgages or consumer loans. Descriptions of certain collateralized mortgage obligations are as follows:

     Inverse Floaters (IF) represent securities that pay interest at a rate that increases (decreases) with a decline (increase) in a specified index.

     Principal Only (PO) represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As a prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

  * The interest rate for this variable rate note, which will change periodically, is based on prime rates or an index of market rates. The rate reflected on the Schedule of Portfolio of Investments is the rate in effect as of June 30, 2000.

See notes to financial statements.

One Group Investment Trust
Bond Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 2000
(Unaudited)

PRINCIPAL                                          MARKET
  AMOUNT            SECURITY DESCRIPTION            VALUE
----------   ----------------------------------  -----------
ASSET BACKED SECURITIES (6.3%):
Banking, Finance & Insurance (6.3%):
$  400,000   Americredit Automobile Receivables
               Trust, Series 99-C, Class A3,
               6.84%, 10/5/03..................  $   398,606
   195,206   Arcadia Automobile Receivables
               Trust, Series 98-B, Class A3,
               5.95%, 11/15/02.................      194,484
   200,000   Arcadia Automobile Receivables
               Trust, Series 98-A, Class AY,
               6.00%, 11/15/03.................      196,635
   145,008   Arcadia Automobile Receivables
               Trust, Series 99-C, Class A2,
               6.90%, 12/15/03.................      144,214
   500,000   Arcadia Automobile Receivables
               Trust, Series 99-B, Class A4,
               6.51%, 9/15/04..................      493,153
   400,000   CPS Auto Trust, Series 98-3, Class
               A4, 6.08%, 10/15/03.............      396,034
   600,000   First Security Auto Owner Trust,
               Series 00-1, Class A3, 7.30%,
               7/15/04.........................      601,405
   300,000   Olympic Automobile Receivables
               Trust, Series 96-C, Class A5,
               7.00%, 3/15/04..................      299,879
     8,353   Onyx Acceptance Grantor Trust,
               Series 96-1, Class A, 5.40%,
               5/15/01.........................        8,353
   250,000   Onyx Acceptance Grantor Trust,
               Series 98-B, Class A2, 5.85%,
               7/15/03.........................      246,404
   500,000   Premier Auto Trust, Series 98-5,
               Class A3, 5.07%, 7/8/02.........      494,023
   200,000   Providian Master Trust, Series
               99-2, Class A, 6.60%, 4/16/07...      197,895
   200,000   Sears Credit Account Master Trust,
               Series 98-1, Class A, 5.80%,
               8/15/05.........................      198,399
   500,000   Union Acceptance Corp., Series
               00-B, Class A4, 7.54%,
               10/9/06.........................      506,633
    33,627   WFS Financial Owner Trust, Series
               96-C, Class A4, 6.80%,
               12/20/03........................       33,518
   750,000   WFS Financial Owner Trust, Series
               99-C, Class A2, 6.92%,
               1/20/04.........................      748,218
   146,983   World Omni Automobile Lease
               Secured Trust, Series 97-B,
               Class A3, 6.18%, 11/25/03.......      146,988
                                                 -----------
  Total Asset Backed Securities                    5,304,841
                                                 -----------

PRINCIPAL                                          MARKET
  AMOUNT            SECURITY DESCRIPTION            VALUE
----------   ----------------------------------  -----------
COLLATERALIZED MORTGAGE OBLIGATIONS (10.6%):
Banking, Finance & Insurance (10.6%):
$  665,000   ABN Amro Mortgage Corp., Series
               99-4, Class IA12, 6.50%,
               6/25/29.........................  $   602,281
   414,348   BA Mortgage Securities, Inc.,
               Series 98-6, Class A2, 6.25%,
               12/26/28........................      385,403
    99,279   Chase Mortgage Finance Corp.,
               Series 94-E, Class A6B, 5.96%,
               4/25/10, IF*....................       96,644
   345,956   Countrywide Funding Corp., Series
               93-8, Class A9, 7.81%,
               12/25/23*.......................      351,137
   283,000   Countrywide Funding Corp., Series
               93-12, Class A11, 6.63%,
               2/25/24.........................      243,305
   700,000   Countrywide Home Loans, Series
               98-15, Class A16, 6.75%,
               10/25/28........................      660,671
   487,507   Countrywide Home Loans, Series
               99-12, Class A1, 7.50%,
               11/25/29........................      484,360
   177,433   Norwest Asset Securities Corp.,
               Series 97-18, Class A1, 6.75%,
               12/25/27........................      170,650
   337,380   Norwest Asset Securities Corp.,
               Series 98-32, Class A1, 6.00%,
               12/25/28........................      310,287
   467,256   Norwest Asset Securities Corp.,
               Series 99-17, Class A2, 6.25%,
               6/25/29.........................      428,785
   400,000   PNC Mortgage Securities Corp.,
               Series 98-1, Class 2A10, 6.50%,
               2/25/28.........................      355,426
   406,044   PNC Mortgage Securities Corp.,
               Series 98-10, Class 1A8, 6.50%,
               12/25/28........................      382,739
   499,000   PNC Mortgage Securities Corp.,
               Series 99-4, Class 1A10, 6.75%,
               6/25/29.........................      461,692
   200,000   Prudential Home Mortgage
               Securities, Series 93-39, Class
               A13, 4.48%, 10/25/08*...........      164,750
   716,019   Prudential Home Mortgage
               Securities, Series 93-28, Class
               A7, 7.38%, 8/25/23..............      714,397
 1,000,000   Residential Accredit Loans, Inc.,
               Series 96-QS3, Class AI11,
               7.75%, 6/25/26..................      990,115

Continued

One Group Investment Trust
Bond Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 2000
(Unaudited)

PRINCIPAL                                          MARKET
  AMOUNT            SECURITY DESCRIPTION            VALUE
----------   ----------------------------------  -----------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
Banking, Finance & Insurance, continued:
$  671,232   Residential Funding Mortgage,
               Series 94-S8, Class A6, 6.00%,
               3/25/09.........................  $   643,752
   458,051   Residential Funding Mortgage,
               Series 99-S9, Class A3, 6.75%,
               4/25/29.........................      435,366
   521,393   Residential Funding Mortgage,
               Series 97-S15, Class A1, 7.00%,
               10/25/27........................      518,600
   500,000   Structured Asset Mortgage
               Investments, Series 98-8, Class
               2A11, 6.75%, 7/25/28............      465,063
                                                 -----------
  Total Collateralized Mortgage Obligations        8,865,423
                                                 -----------
CORPORATE BONDS (8.7%):
Automotive (0.3%):
   250,000   Daimler Chrysler, 7.75%,
               5/27/03.........................      252,018
                                                 -----------
Financial Services (7.4%):
   500,000   Associates Corp., 8.58%,
               11/23/04........................      513,808
   250,000   Associates Corp., 8.55%,
               7/15/09.........................      257,950
   200,000   Associates Corp., 8.15%, 8/1/09...      201,289
   350,000   Bank of America Corp., 7.80%,
               2/15/10.........................      348,730
   500,000   Boeing Capital Corp., 6.36%,
               7/15/05.........................      479,404
   600,000   Citicorp, 8.00%, 2/1/03...........      607,139
   300,000   Ford Motor Credit Co., 8.20%,
               2/15/02.........................      303,596
   800,000   Ford Motor Credit Co., 7.38%,
               10/28/09........................      776,015
   500,000   General Electric Capital Corp.,
               7.38%, 1/19/10..................      505,964
   300,000   GMAC, 5.75%, 11/10/03.............      284,755
   500,000   Goldman Sachs Group L.P., 6.25%,
               2/1/03 (c)......................      483,800
   500,000   Household Finance Corp., 6.50%,
               11/15/08........................      454,260
   300,000   Household Finance Corp., 5.88%,
               2/1/09..........................      261,021
   250,000   Huntington National Bank, 8.00%,
               4/1/10..........................      248,106
   500,000   National Westminister Bank, Plc.,
               7.38%, 10/1/09..................      486,680
                                                 -----------
                                                   6,212,517
                                                 -----------
Industrial Goods & Services (0.1%):
   110,000   Boeing Co., 7.95%, 8/15/24........      113,289
                                                 -----------
Leasing (0.6%):
   500,000   Hertz Corp., 6.50%, 5/15/06.......      470,066
                                                 -----------

PRINCIPAL                                          MARKET
  AMOUNT            SECURITY DESCRIPTION            VALUE
----------   ----------------------------------  -----------
CORPORATE BONDS, CONTINUED:
Telecommunications (0.3%):
$  250,000   Deutsche Telekom, 8.00%,
               6/15/10.........................  $   252,536
                                                 -----------
  Total Corporate Bonds                            7,300,426
                                                 -----------
U.S. GOVERNMENT AGENCY MORTGAGES (40.7%):
Fannie Mae (16.2%):
   310,416   9.00%, 12/1/06, Pool #313699......      319,662
    73,067   0.00%, 2/25/08, Series 96-24,
               Class K, PO.....................       61,842
   250,000   9.06%, 7/25/08, Series 93-238,
               Class SB, IF*...................      256,466
   182,020   8.86%, 8/25/08, Series 93-134,
               Class SA, IF*...................      180,664
   279,389   4.74%, 8/25/08, Series 93-209,
               Class SG, IF*...................      240,706
   549,807   8.19%, 9/25/08, Series 93-175,
               Class S, IF*....................      565,057
   302,262   7.69%, 9/25/08, Series 93-164,
               Class SA, IF*...................      284,189
   433,048   7.52%, 9/25/08, Series 93-164,
               Class SC, IF*...................      407,156
   150,000   0.00%, 9/25/08, Series 96-39,
               Class J, PO.....................      110,577
   153,502   0.00%, 9/25/08, Series 96-20,
               Class L, PO.....................      108,399
   180,667   9.25%, 10/25/08, Series 93-196,
               Class SB, IF*...................      187,811
   120,444   5.98%, 10/25/08, Series 93-196,
               Class FA*.......................      115,807
   200,000   0.00%, 10/25/08, Series 96-24,
               Class B, PO.....................      133,594
     5,011   256.00%, 11/1/08, Series K, Class
               2, HB...........................       28,590
   462,820   5.70%, 12/25/08, Series 93-233,
               Class SB, IF*...................      402,921
   400,000   6.50%, 2/25/09, Series 94-13,
               Class SK, IF*...................      352,620
    89,685   6.50%, 3/25/09, Series 95-13,
               Class B.........................       86,057
   432,663   6.08%, 3/25/09, Series 94-33,
               Class FA*.......................      417,703
   298,241   6.37%, 11/25/13, Series 93-220,
               Class SE, IF*...................      262,254
    49,707   1.96%, 11/25/13, Series 93-220,
               Class SD, IF*...................       39,175
   470,298   6.50%, 12/18/17, Series 98-17,
               Class TB........................      467,136
    41,727   7.28%, 3/1/19, Pool #116612*......       42,399
    13,727   6.50%, 6/25/19, Series G93-19,
               Class K.........................       13,676
   175,175   8.50%, 11/25/19, Series 89-83,
               Class H.........................      179,168

Continued

One Group Investment Trust
Bond Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 2000
(Unaudited)

PRINCIPAL                                          MARKET
  AMOUNT            SECURITY DESCRIPTION            VALUE
----------   ----------------------------------  -----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
$   58,650   8.80%, 1/25/20, Series 90-1, Class
               D...............................  $    60,031
    51,756   5.50%, 8/25/20, Series 90-93,
               Class G.........................       47,959
    11,487   6.00%, 10/25/20, Series 92-204,
               Class B.........................       11,441
       883   652.15%, 12/25/20, Series 90-140,
               Class K, HB.....................       16,238
    62,381   8.75%, 12/25/20, Series 90-143,
               Class J.........................       64,028
   237,897   6.50%, 12/25/20, Series 97-85,
               Class L, IO*....................       18,314
     8,401   6.50%, 2/25/09, Series 94-30,
               Class LA........................        8,289
   200,000   5.00%, 11/25/21, Series G92-66,
               Class JB........................      181,134
   322,014   7.00%, 1/25/22, Series G92-15,
               Class Z.........................      306,319
 1,800,000   7.50%, 6/25/22, Series 92-101,
               Class J.........................    1,762,839
   701,454   7.00%, 7/25/22, Series 93-103,
               Class PN, IO*...................      118,932
    94,558   7.00%, 7/25/22, Series G92-42,
               Class Z.........................       91,668
   268,000   6.50%, 8/25/22, Series 96-59,
               Class J.........................      254,664
   400,000   5.50%, 9/25/22, Series 92-143,
               Class MA........................      353,233
    31,276   7.00%, 10/25/22, Series G92-61,
               Class Z.........................       29,332
    66,882   5.78%, 10/25/22, Series G92-59,
               Class F*........................       63,695
   120,000   5.39%, 10/25/22, Series 93-225,
               Class FP*.......................      111,043
   169,000   7.90%, 1/25/23, Series G93-1,
               Class KA........................      169,541
   181,741   4.55%, 2/25/23, Series 98-35,
               Class SV, IF*...................      137,580
    61,672   0.00%, 2/25/23, Series G93-12,
               Class C, PO.....................       59,039
    13,104   5.50%, 4/25/23, Series 93-58,
               Class J.........................       11,266
    59,140   2.59%, 4/25/23, Series 93-44,
               Class S, IF, IO*................        4,529
    17,437   6.75%, 5/25/23, Series 93-94,
               Class K.........................       16,452
   300,000   0.00%, 5/25/23, Series 93-146,
               Class D, PO.....................      262,524
   479,730   3.22%, 6/25/23, Series 94-28,
               Class SD, IF*...................      301,908
   578,203   0.99%, 5/25/23, Series 94-82,
               Class SA, IF, IO*...............       11,211

PRINCIPAL                                          MARKET
  AMOUNT            SECURITY DESCRIPTION            VALUE
----------   ----------------------------------  -----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
$  600,000   0.00%, 6/25/23, Series 93-257,
               Class C, PO.....................  $   362,850
   516,000   0.00%, 7/25/23, Series 93-159,
               Class PD, PO....................      383,036
    74,859   1.49%, 8/25/23, Series 93-139,
               Class SG, IF*...................       44,897
   189,018   9.00%, 9/25/23, Series 93-248,
               Class FB*.......................      183,011
   143,385   3.00%, 9/25/23, Series 93-193,
               Class B.........................      130,882
   104,127   2.34%, 9/25/23, Series 93-155,
               Class SB, IF, IO*...............        5,365
   189,018   0.00%, 9/25/23, Series 93-248,
               Class SB, IF*...................      136,075
   234,814   0.00%, 9/25/23, Series G93-32,
               Class SA, IF*...................      138,283
   338,314   6.50%, 11/25/23, Series 95-19,
               Class Z.........................      294,483
    48,572   0.00%, 11/25/23, Series 94-8,
               Class G, PO.....................       39,477
   134,428   7.26%, 12/25/23, Series 93-230,
               Class FA*.......................      132,074
   448,927   0.00%, 2/25/24, Series 99-16,
               Class B, PO.....................      237,014
   110,929   7.00%, 11/17/24, Series G94-13,
               Class ZB........................      105,532
 4,253,989   1.84%, 3/25/27, Series 97-20,
               Class IB, IO*...................      286,764
   200,000   7.50%, 5/20/27, Series 97-39,
               Class PD........................      192,275
   906,193   6.00%, 12/1/28, Pool #454390......      830,852
   277,667   6.00%, 1/1/29, Pool #252211.......      254,582
    90,163   6.26%, 3/1/29, Pool #303532*......       87,756
                                                 -----------
                                                  13,582,046
                                                 -----------
Freddie Mac (18.9%):
   205,895   4.50%, 3/15/07, Series 1295, Class
               JB..............................      195,652
     8,413   2.24%, 10/15/07, Series 1389,
               Class SA, IF*...................        6,815
   182,812   2.31%, 2/15/08, Series 1465, Class
               SA, IF, IO*.....................        4,744
    40,038   5.50%, 4/15/08, Series 1489, Class
               L...............................       39,007
   128,358   8.50%, 5/15/08, Series 1606, Class
               LC*.............................      131,291
   341,600   0.00%, 5/15/08, Series 89, Class
               L, PO...........................      268,736
   500,000   0.00%, 8/15/08, Series 1561, Class
               TA, PO..........................      349,512
   810,695   0.00%, 8/15/08, Series 1900, Class
               T, PO...........................      547,203

Continued

One Group Investment Trust
Bond Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 2000
(Unaudited)

PRINCIPAL                                          MARKET
  AMOUNT            SECURITY DESCRIPTION            VALUE
----------   ----------------------------------  -----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
$   76,380   6.00%, 9/15/08, Series 1586, Class
               A...............................  $    73,685
   349,860   5.64%, 10/15/08, Series 1601,
               Class SB, IF*...................      325,593
   163,137   0.00%, 10/15/08, Series 1967,
               Class PC, PO....................      113,354
   200,000   8.51%, 12/15/08, Series 1625,
               Class SD, IF*...................      201,842
    49,855   7.10%, 12/15/08, Series 1647,
               Class SB, IF*...................       46,746
   199,762   6.40%, 2/15/09, Series 1679, Class
               O...............................      190,462
   125,000   5.74%, 2/15/09, Series 1796, Class
               S, IF*..........................      107,851
   294,437   9.00%, 6/1/10, Gold Pool
               #G10777.........................      303,098
   300,000   6.30%, 1/15/13, Series 2025, Class
               PE..............................      274,481
   300,000   6.50%, 5/15/13, Series 2055, Class
               OE..............................      283,373
   281,947   6.76%, 10/15/13, Series 1607,
               Class SA, IF*...................      250,920
   327,198   1.46%, 10/15/13, Series 1595,
               Class S, IF, IO*................        6,081
   342,769   6.50%, 3/15/14, Series 2135, Class
               UK, IO*.........................       66,650
 1,000,000   6.50%, 3/15/19, Series 2134, Class
               PI, IO*.........................      225,723
    45,208   12.00%, 7/1/19, Pool #555238......       49,496
   198,083   9.50%, 7/15/19, Series 11, Class
               D...............................      205,505
   134,401   5.50%, 12/15/19, Series 1709,
               Class C.........................      132,351
   291,630   10.00%, 1/1/20, Pool #546257......      311,025
    58,505   7.50%, 1/15/20, Series 1297, Class
               H...............................       58,594
   118,308   9.50%, 4/15/20, Series 22, Class
               C...............................      122,178
    46,620   10.00%, 6/15/20, Series 47, Class
               F...............................       48,496
   365,077   10.00%, 9/1/20, Pool #55286.......      388,587
    25,920   9.50%, 1/15/21, Series 99, Class
               Z...............................       26,699
    85,826   6.50%, 2/15/21, Series 128, Class
               I...............................       82,642
    43,792   9.00%, 4/15/21, Series 1065, Class
               J...............................       45,250
   500,000   0.00%, 2/15/22, Series 1987, Class
               W, PO...........................      288,366
   211,000   7.00%, 5/15/22, Series 1250, Class
               J...............................      201,540
    94,826   8.50%, 10/15/22, Series 1646,
               Class MD, IF*...................       96,336
   400,000   6.00%, 10/15/22, Series 1395,
               Class G.........................      364,883
   144,000   0.00%, 11/15/22, Series 2002,
               Class A, PO.....................      102,247
    45,000   7.37%, 1/15/23, Series 1603, Class
               IF*.............................       45,531

PRINCIPAL                                          MARKET
  AMOUNT            SECURITY DESCRIPTION            VALUE
----------   ----------------------------------  -----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
$  474,000   6.00%, 3/15/23, Series 1629, Class
               PA..............................  $   425,919
   266,976   7.02%, 5/15/23, Series 1614, Class
               VB, IF*.........................      219,372
   159,848   7.00%, 5/15/23, Series 1505, Class
               Q...............................      151,067
   650,000   5.00%, 5/15/23, Series 1798, Class
               F...............................      502,670
   484,208   1.04%, 5/15/23, Series 1592, Class
               TB, IF*.........................      326,133
    95,000   0.23%, 7/15/23, Series 1543, Class
               JC, IF*.........................       49,954
   263,430   10.00%, 9/15/23, Series 1584,
               Class FB*.......................      293,558
   837,732   6.25%, 9/15/23, Series 1589, Class
               Z...............................      727,017
   100,000   6.02%, 10/15/23, Series 1689,
               Class SD, IF*...................       93,528
 2,976,101   5.54%, 10/15/23, Series 1859,
               Class SB, IF, IO*...............      421,119
    24,473   8.50%, 11/15/23, Series 1619,
               Class SD, IF*...................       24,845
   146,090   6.00%, 11/15/23, Series 1685,
               Class Z.........................      126,272
   162,251   5.84%, 11/15/23, Series 1610,
               Class SD, IF*...................      126,119
    75,172   3.11% 11/15/23, Series 1609, Class
               LG, IF*.........................       60,192
   296,457   10.00%, 2/15/24, Series 1671,
               Class QC, IF*...................      329,498
    27,820   6.77%, 2/15/24, Series 1686, Class
               SL, IF*.........................       26,274
   500,000   0.00%, 2/15/24, Series 1865, Class
               D, PO...........................      292,699
   286,574   0.00%, 2/15/24, Series 1700, Class
               GA, PO..........................      215,788
   373,132   0.00%, 2/15/24, Series 1860, Class
               PA, PO..........................      219,231
   875,886   5.79%, 3/15/24, Series 1689, Class
               FC*.............................      759,381
   355,441   6.00%, 5/15/27, Series 1981, Class
               Z...............................      289,744
   500,000   6.50%, 7/15/27, Series 2137, Class
               TG..............................      473,538
   933,000   7.50%, 9/15/27, Series 1987, Class
               PE..............................      908,410
   500,000   6.00%, 11/15/27, Series 2132,
               Class PD........................      456,533
   250,000   6.00%, 2/15/28, Series 2143, Class
               CD..............................      226,240
   642,626   7.00%, 3/15/28, Series 2038, Class
               PN, IO*.........................      127,164

Continued

One Group Investment Trust
Bond Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 2000
(Unaudited)

PRINCIPAL                                          MARKET
  AMOUNT            SECURITY DESCRIPTION            VALUE
----------   ----------------------------------  -----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
$  500,000   7.50%, 5/15/28, Series 2054, Class
               PV..............................  $   486,267
   173,000   0.00%, 1/15/29, Series 2113, Class
               GA, PO..........................       68,612
   478,904   6.50%, 6/1/29, Gold Pool #
               C00785..........................      452,341
   483,431   6.50%, 7/1/29, Gold Pool
               #C29164.........................      456,617
                                                 -----------
                                                  15,918,647
                                                 -----------
Government National Mortgage Assoc. (5.6%):
   120,000   7.00%, 8/16/13, Series 96-22,
               Class VB........................      115,825
   368,647   7.05%, 12/16/18, Series 99-42,
               Class FG*.......................      366,889
    92,267   8.00%, 9/15/22, Pool #297628......       93,739
   256,570   1.81%, 10/16/22, Series 94-4,
               Class SA, IF, IO*...............        8,805
   250,000   7.49%, 7/16/24, Series 94-3, Class
               PQ..............................      243,219
   136,055   8.50%, 5/20/25, Pool #2006........      138,826
   491,000   7.50%, 9/17/25, Series 98-26,
               Class K.........................      475,653
   713,000   7.50%, 8/16/26, Series 96-16,
               Class E.........................      694,056
   325,070   8.00%, 11/20/26, Pool #2324.......      327,482
   522,575   8.00% 1/20/27, Pool #2362.........      525,988
   500,000   7.50%, 5/16/27, Series 97-8, Class
               PN..............................      483,338
   213,577   8.00%, 5/15/28, Pool #460372......      216,153
   154,704   8.00%, 7/15/28, Pool #468066......      156,570
   381,852   7.50%, 9/15/28, Pool #486537......      379,680
   461,441   6.50%, 10/15/28, Pool # 486631....      438,158
                                                 -----------
                                                   4,664,381
                                                 -----------
  Total U.S. Government Agency Mortgages          34,165,074
                                                 -----------
U.S. TREASURY OBLIGATIONS (25.3%):
U.S. Treasury Bonds (23.1%):
   400,000   10.38%, 11/15/09..................      458,500
 9,745,000   12.75%, 11/15/10..................   12,488,832

PRINCIPAL                                          MARKET
  AMOUNT            SECURITY DESCRIPTION            VALUE
----------   ----------------------------------  -----------
U.S. TREASURY OBLIGATIONS, CONTINUED:
U.S. Treasury Bonds, continued:
$  2,790,000   10.38%, 11/15/12................  $ 3,434,317
   2,400,000   8.75%, 5/15/17..................    3,017,251
                                                 -----------
                                                  19,398,900
                                                 -----------
U.S. Treasury Inflation Protected Bonds (1.2%):
   213,788   3.63%, 7/15/02....................      212,452
   216,110   3.38%, 1/15/07....................      207,466
   582,159   3.63%, 4/15/28....................      555,415
                                                 -----------
                                                     975,333
                                                 -----------
U.S. Treasury STRIPS (1.0%):
   500,000   11/15/11..........................      248,404
   300,000   2/15/13...........................      137,153
   450,000   2/15/14...........................      193,102
   795,000   5/15/17...........................      280,170
                                                 -----------
                                                     858,829
                                                 -----------
  Total U.S. Treasury Obligations                 21,233,062
                                                 -----------
REPURCHASE AGREEMENTS (10.8%):
 9,060,000   State Street Bank, 6.45%, 7/3/00,
               (Collateralized by $9,150,000
               Fannie Mae, 6.10%, 9/14/01,
               market value $9,241,500)........    9,060,000
                                                 -----------
  Total Repurchase Agreements                      9,060,000
                                                 -----------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES
  LENDING (11.6%):
Repurchase Agreements (11.6%):
 9,699,902   Lehman Brothers, 7.18%, 7/3/00,
               (Collateralized by $10,185,876
               Galaxy Funding Commercial Paper,
               0.00%, 10/10/00, market value
               $9,992,344.20)..................    9,699,902
                                                 -----------
  Total Short-Term Securities Held as
    Collateral for Securities Lending              9,699,902
                                                 -----------
Total (Cost $97,073,305) (a)                     $95,628,728
                                                 ===========

------------

Percentages indicated are based on net assets of $83,908,376.

(a) Represents cost for federal income tax and financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows:

                   Unrealized appreciation......................  $   940,050
                   Unrealized depreciation......................   (2,384,627)
                                                                  -----------
                   Net unrealized appreciation (depreciation)...  $(1,444,577)
                                                                  ===========

(b) The Fund invests in securities whose value is derived from an underlying pool of mortgages or consumer loans. Descriptions of certain collateralized mortgage obligations are as follows:

     Inverse Floaters (IF) represent securities that pay interest at a rate that increases (decreases) with a decline (increase) in a specified index.

Continued

One Group Investment Trust
Bond Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 2000
(Unaudited)

     Interest Only (IO) represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The face amount shown represents the par value on the underlying pool. The yields on these securities are generally higher than prevailing market yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. These securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

     High Coupon Bonds (HB) (a.k.a "IOettes") represent the right to receive interest payments on an underlying pool of mortgages with similar risks as those associated with IO securities. Unlike IOs the owner also has the right to receive a very small portion of principal. The high interest rate results from taking interest payments from other classes in the REMIC trust and allocating them to the small principal of the HB class.

     Principal Only (PO) represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities amounted to $483,800 or 0.5% of net assets.

 * The interest rate for this variable rate note, which will change periodically, is based on prime rates or an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect as of June 30, 2000.

See notes to financial statements.

One Group Investment Trust
Government Bond Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 2000
(Unaudited)

PRINCIPAL                                         MARKET
  AMOUNT           SECURITY DESCRIPTION            VALUE
----------  ----------------------------------  -----------
U.S. GOVERNMENT AGENCY MORTGAGES (67.3%):
Fannie Mae (14.1%):
$  174,763  7.00%, 9/1/03, Pool #359952.......  $   173,230
   680,222  7.00%, 7/17/05, Series 97-26,
              Class GD........................      673,978
    77,153  6.93%, 5/25/08, Series 93-63,
              Class SB, IF*...................       72,026
   500,000  8.30%, 10/25/08, Series 93-197,
              Class SC, IF*...................      498,138
   400,000  8.63%, 2/25/09, Series 94-13,
              Class SM, IF*...................      364,906
   133,931  7.50%, 8/1/09, Pool #279759.......      134,005
   136,323  6.50%, 11/1/11, Pool #356206......      132,048
   500,000  6.00%, 1/17/13, Series 98-37,
              Class VB........................      455,233
 1,000,000  6.50%, 6/25/14, Series 98-59,
              Class VB........................      930,625
   944,682  6.50%, 9/1/14, Gold Pool
              #E78451.........................      912,330
   316,331  9.50%, 6/25/18, Series 88-16,
              Class B.........................      331,945
   500,000  6.00%, 5/25/22, Series 93-204,
              Class A.........................      483,158
   148,000  6.00%, 12/25/22, Series G92-66,
              Class KA........................      128,957
   220,640  7.98%, 7/25/23, Series 96-46,
              Class ST, IF*...................      180,713
   500,000  6.50%, 8/25/23, Series 94-28,
              Class K.........................      472,983
   245,000  7.00%, 9/25/23, Series 93-155,
              Class PJ........................      235,968
   318,836  6.50%, 9/1/25, Pool #250375.......      301,947
   616,039  6.50%, 5/1/26, Pool #338417.......      582,681
   226,459  6.50%, 8/18/28, Series 98-46,
              Class GZ........................      163,772
 1,000,000  6.50%, 10/25/28, Series 98-64,
              Class TM........................      914,445
 2,959,475  7.50%, 3/1/30, Pool #524949.......    2,917,648
                                                -----------
                                                 11,060,736
                                                -----------
Freddie Mac (35.5%):
    28,858  6.50%, 1/1/01, Gold Pool
              #G50324.........................       28,668
 1,500,000  0.00%, 8/15/08, Series 1564, Class
              TA, PO..........................    1,048,536
   655,889  9.00%, 12/1/09, Pool #256360......      667,763
    97,178  8.50%, 12/1/09, Gold Pool
              #E20150.........................       99,473
   545,213  7.00%, 2/1/11, Gold Pool
              #E63959.........................      537,298
   914,536  5.50%, 3/1/14, Gold Pool
              #E75738.........................      849,349
   358,997  6.00%, 4/1/14, Gold Pool
              #E76438.........................      340,598
   920,638  6.50%, 6/1/14, Gold Pool
              #E00678.........................      888,894
   500,000  6.00%, 2/15/17, Series 2108,
              Class VB........................      452,276
 1,500,000  6.50%, 1/15/22, Series 2149,
              Class TR........................    1,453,193

PRINCIPAL                                         MARKET
  AMOUNT           SECURITY DESCRIPTION            VALUE
----------  ----------------------------------  -----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
$  668,000  6.50%, 11/15/22, Series 1552,
              Class HB........................   $  636,086
   359,000  6.50%, 9/15/23, Series 1584, Class
              L...............................      328,530
   333,000  6.50%, 11/15/23, Series 1621,
              Class K.........................      305,879
   466,700  6.00%, 12/15/23, Series 1629,
              Class OB........................      412,171
   201,000  6.50%, 3/15/24, Series 1694,
              Class PK........................      187,910
 1,000,000  8.50%, 4/15/24, Series 1761, Class
              J...............................    1,017,260
   260,292  8.00%, 9/1/24, Gold Pool
              #D55955.........................      262,545
 1,000,000  6.80%, 10/15/24, Series 2236,
              Class FP*.......................      998,125
   687,653  6.50%, 11/1/25, Gold Pool
              #D65545.........................      652,687
   823,023  6.00%, 4/1/26, Gold Pool
              #D70244.........................      760,291
   345,000  6.50%, 10/17/26, Series 1985,
              Class PL........................      319,247
 1,817,000  6.00%, 2/15/27, Series 2091,
              Class PF........................    1,662,655
 2,285,000  6.25%, 4/15/27, Series 2018,
              Class PE........................    2,081,601
 1,000,000  6.00%, 11/15/27, Series 2132,
              Class PD........................      913,065
 1,000,000  6.50%, 1/15/28, Series 2137,
              Class TM........................      947,345
 2,500,000  7.00%, 2/15/28, Series 2031,
              Class PG........................    2,342,477
   120,000  6.00%, 2/15/28, Series 2126,
              Class TD........................      109,325
 1,500,000  6.95%, 3/15/28, Series 2035,
              Class PC........................    1,418,693
   267,964  8.50%, 7/1/28, Gold Pool
              #G00981.........................      274,068
 3,181,539  6.50%, 2/1/29, Gold Pool
              #C22459.........................    3,006,311
 2,982,796  6.50%, 6/1/29, Gold Pool
              #C00785.........................    2,817,350
                                                -----------
                                                 27,819,669
                                                -----------
Government National Mortgage Assoc. (17.7%):
   270,299  7.50%, 5/15/23, Pool #326977......      269,756
   186,347  7.50%, 6/15/23, Pool #359588......      185,972
   181,428  9.00%, 11/15/24, Pool #780029.....      188,475
   385,287  7.50%, 9/15/25, Pool #336427......      383,547
    84,656  7.00%, 12/15/25, Pool #405535.....       82,612
 2,825,755  8.00%, 11/20/26, Pool #2324.......    2,846,721
 1,500,000  6.38%, 11/20/26, Series 98-14,
              Class PG........................    1,381,193
   202,922  7.50%, 12/15/26, Pool #2341.......      200,708
   500,000  6.50%, 6/20/27, Series 97-19,
              Class PJ........................      466,013
   357,358  6.00%, 7/20/27, Pool #80094.......      358,809
   195,042  8.00%, 10/15/27, Pool# 412336.....      197,544
 1,190,891  8.00%, 10/15/27, Pool #451507.....    1,206,171

Continued

One Group Investment Trust
Government Bond Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 2000
(Unaudited)

PRINCIPAL                                         MARKET
  AMOUNT           SECURITY DESCRIPTION            VALUE
----------  ----------------------------------  -----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
$  321,981  7.00%, 11/15/27, Pool #412369.....  $   313,518
   716,716  7.50%, 1/15/28, Pool #427208......      712,639
   426,649  6.50%, 3/15/28, Pool #467705......      405,122
   427,154  7.00%, 4/15/28, Pool #472543......      415,682
   409,436  7.00%, 6/15/28, Pool #472679......      398,440
   351,628  7.50%, 7/15/28, Pool #780828......      349,792
   213,120  6.50%, 9/15/28, Pool #467225......      202,367
 2,000,000  7.50%, 9/16/28, Series 99-33B,
              Class PQ........................    1,984,870
 1,000,000  6.50%, 9/20/28, Series 98-22,
              Class PD........................      904,475
   500,000  6.00%, 5/20/29, Series 99-17,
              Class L.........................      416,593
                                                -----------
                                                 13,871,019
                                                -----------
  Total U.S. Government Agency Mortgages         52,751,424
                                                -----------
U.S. GOVERNMENT AGENCY SECURITIES (12.3%):
Fannie Mae (3.4%):
 1,300,000  5.75%, 4/15/03....................    1,260,485
 1,500,000  6.50%, 8/15/04....................    1,472,215
                                                -----------
                                                  2,732,700
                                                -----------
Federal Farm Credit Bank (1.9%):
 1,500,000  6.75%, 7/7/09.....................    1,460,991
                                                -----------
Federal Home Loan Bank (3.1%):
 1,500,000  6.15%, 9/30/02, Series YG02.......    1,476,539
 1,000,000  5.90%, 3/26/09, Series EH09.......      918,923
                                                -----------
                                                  2,395,462
                                                -----------
Financial Corporation STRIPS (0.7%):
 2,000,000  11/2/18...........................      569,606
                                                -----------
Resolution Funding Corp. (3.2%):
   975,000  Principal STRIPS, 10/15/08........      570,901
 1,000,000  Principal STRIPS, 10/15/17........      319,934
 2,000,000  Principal STRIPS, 1/15/20.........      554,826
 4,000,000  Principal STRIPS, 7/15/20.........    1,080,092
                                                -----------
                                                  2,525,753
                                                -----------
  Total U.S. Government Agency Securities         9,684,512
                                                -----------

PRINCIPAL                                         MARKET
  AMOUNT           SECURITY DESCRIPTION            VALUE
----------  ----------------------------------  -----------
U.S. TREASURY OBLIGATIONS (14.7%):
U.S. Treasury Bonds (4.1%):
$  500,000  10.38%, 11/15/09..................  $   573,125
 2,000,000  9.13%, 5/15/18....................    2,610,000
                                                -----------
                                                  3,183,125
                                                -----------
U.S. Treasury Inflation Protected Bonds (2.6%):
 2,119,360  3.63%, 1/15/08....................    2,055,779
                                                -----------
U.S. Treasury Notes (6.9%):
 1,500,000  6.25%, 4/30/01....................    1,497,657
   900,000  7.50%, 11/15/01...................      911,813
 1,000,000  5.88%, 11/30/01...................      991,563
 1,500,000  5.50%, 1/31/03....................    1,469,063
   550,000  6.88%, 5/15/06....................      566,156
                                                -----------
                                                  5,436,252
                                                -----------
U.S. Treasury STRIPS (1.1%):
 1,000,000  11/15/09..........................      553,274
 1,000,000  5/15/20...........................      294,446
                                                -----------
                                                    847,720
                                                -----------
  Total U.S. Treasury Obligations                11,522,876
                                                -----------
REPURCHASE AGREEMENTS (6.5%):
 5,079,000  State Street Bank, 6.45%, 7/3/00,
              (Collateralized by $5,130,000
              Fannie Mae, 6.10%, 9/14/01,
              market value $5,181,300)........    5,079,000
                                                -----------
  Total Repurchase Agreements                     5,079,000
                                                -----------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES
    LENDING (2.1%):
Repurchase Agreements (2.1%):
 1,622,257  Lehman Brothers, 6.70%, 7/3/00,
              (Collateralized by $2,785,000
              Various U.S. Government
              Securities, 6.50% - 8.00%,
              4/15/18 - 2/15/21, market value
              $1,671,607).....................    1,622,257
                                                -----------
  Total Short-Term Securities Held as
    Collateral for Securities Lending             1,622,257
                                                -----------
Total (Cost $82,084,487) (a)                    $80,660,069
                                                ===========

------------

Percentages indicated are based on net assets of $78,423,359.

(a) Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows:

                   Unrealized appreciation......................  $   419,682
                   Unrealized depreciation......................   (1,844,100)
                                                                  -----------
                   Net unrealized appreciation (depreciation)...  $(1,424,418)
                                                                  ===========

Continued

One Group Investment Trust
Government Bond Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 2000
(Unaudited)

(b) The Fund invests in securities whose value is derived from an underlying pool of mortgages or consumer loans. Descriptions of certain collateralized mortgage obligations are as follows:

     Inverse Floaters (IF) represent securities that pay interest at a rate that increases (decreases) with a decline (increase) in a specified index.

     Principal Only (PO) represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

 * The interest rate for this variable rate note, which will change periodically, is based on prime rates or an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect as of June 30, 2000.

See notes to financial statements.

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--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES                               JUNE 30, 2000
(Unaudited)

                                                MID CAP        MID CAP     DIVERSIFIED    LARGE CAP     DIVERSIFIED
                                                 GROWTH         VALUE        MID CAP        GROWTH        EQUITY
                                               PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO
                                              ------------   -----------   -----------   ------------   -----------
ASSETS:
Investments, at cost........................  $193,203,335   $42,541,366   $31,104,917   $342,621,763   $86,881,735
Unrealized appreciation (depreciation) from
  investments...............................    21,416,967       866,595     2,265,717     62,722,999    10,377,437
                                              ------------   -----------   -----------   ------------   -----------
Investments, at value.......................   214,620,302    43,407,961    33,370,634    405,344,762    97,259,172
Cash........................................       133,097            --           490            512           451
Interest receivable.........................        64,449        38,603        14,817        182,396        51,564
Receivable from brokers for investments
  sold......................................       853,384       681,919        26,529     29,279,585            --
Prepaid expenses and other assets...........         5,110           942           760         12,686         2,588
                                              ------------   -----------   -----------   ------------   -----------
TOTAL ASSETS................................   215,676,342    44,129,425    33,413,230    434,819,941    97,313,775
                                              ------------   -----------   -----------   ------------   -----------
LIABILITIES:
Cash overdraft..............................            --       131,142            --             --            --
Dividends payable...........................            --       111,478        29,592             --       102,242
Payable to brokers for investments
  purchased.................................        24,300       268,548     1,549,429     25,817,069     4,193,816
Payable for return of collateral received
  for securities on loan....................    24,318,853     1,463,832       913,596      6,350,363       884,924
Accrued expenses and other payables:
  Investment advisory fees..................       100,849        24,729        17,794        208,142        54,239
  Administration fees.......................        23,223         5,401         3,740         47,932        11,002
  Other.....................................        32,045         9,047        10,668         47,395        13,951
                                              ------------   -----------   -----------   ------------   -----------
TOTAL LIABILITIES...........................    24,499,270     2,014,177     2,524,819     32,470,901     5,260,174
                                              ------------   -----------   -----------   ------------   -----------
NET ASSETS:
Capital.....................................   138,039,067    41,649,276    25,200,485    299,396,060    81,990,581
Undistributed (distributions in excess of)
  net investment income.....................      (294,586)       (1,115)         (337)      (282,852)       (1,177)
Accumulated undistributed net realized gains
  (losses) from investment transactions.....    32,015,624      (399,508)    3,422,546     40,512,833      (313,240)
Net unrealized appreciation (depreciation)
  from investments..........................    21,416,967       866,595     2,265,717     62,722,999    10,377,437
                                              ------------   -----------   -----------   ------------   -----------
NET ASSETS..................................  $191,177,072   $42,115,248   $30,888,411   $402,349,040   $92,053,601
                                              ============   ===========   ===========   ============   ===========
OUTSTANDING UNITS OF BENEFICIAL INTEREST
  (SHARES):.................................     8,293,917     3,916,585     1,860,223     15,402,028     5,150,471
                                              ============   ===========   ===========   ============   ===========
Net Asset Value
  Offering and redemption price per share...  $      23.05   $     10.75   $     16.60   $      26.12   $     17.87
                                              ============   ===========   ===========   ============   ===========

See notes to financial statements.

One Group Investment Trust
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES                               JUNE 30, 2000
(Unaudited)

                                              EQUITY INDEX     BALANCED        BOND       GOVERNMENT BOND
                                               PORTFOLIO      PORTFOLIO      PORTFOLIO       PORTFOLIO
                                              ------------   ------------   -----------   ---------------
ASSETS:
Investments, at cost........................  $80,116,760    $194,191,085   $97,073,305     $82,084,487
Unrealized appreciation (depreciation) from
  investments...............................    5,755,458      18,430,713    (1,444,577)     (1,424,418)
                                              -----------    ------------   -----------     -----------
Investments, at value.......................   85,872,218     212,621,798    95,628,728      80,660,069
Cash........................................          219             894           328              75
Interest and dividends receivable...........       60,595         739,068       667,797         587,577
Receivable from brokers for investments
  sold......................................       15,361             776        18,305          16,211
Net receivable for variation margin on
  futures contracts.........................       27,775              --            --              --
Prepaid expenses and other assets...........          958           6,104         2,645           2,503
                                              -----------    ------------   -----------     -----------
TOTAL ASSETS................................   85,977,126     213,368,640    96,317,803      81,266,435
                                              -----------    ------------   -----------     -----------
LIABILITIES:
Dividends payable...........................      210,519       1,293,782     1,238,208       1,166,191
Payable to brokers for investments
  purchased.................................       56,662       5,878,232     1,407,234              --
Payable for return of collateral received
  for securities on loan....................    2,056,773       1,969,082     9,699,902       1,622,257
Accrued expenses and other payables:
  Investment advisory fees..................       20,204         116,954        37,026          28,548
  Administration fees.......................        9,428          25,009        10,363           9,496
  Other.....................................       10,209          32,481        16,694          16,584
                                              -----------    ------------   -----------     -----------
TOTAL LIABILITIES...........................    2,363,795       9,315,540    12,409,427       2,843,076
                                              -----------    ------------   -----------     -----------
NET ASSETS:
Capital.....................................   78,243,508     185,305,726    85,445,593      80,819,282
Undistributed (distributions in excess of)
  net investment income.....................        1,211          12,056        14,711          13,472
Accumulated undistributed net realized gains
  (losses) from investment transactions.....     (319,438)        304,605      (107,351)       (984,977)
Net unrealized appreciation (depreciation)
  from investments..........................    5,688,050      18,430,713    (1,444,577)     (1,424,418)
                                              -----------    ------------   -----------     -----------
NET ASSETS..................................  $83,613,331    $204,053,100   $83,908,376     $78,423,359
                                              ===========    ============   ===========     ===========
OUTSTANDING UNITS OF BENEFICIAL INTEREST
  (SHARES):.................................    6,647,474      12,869,222     8,335,854       7,820,383
                                              ===========    ============   ===========     ===========
Net Asset Value
  Offering and redemption price per share...  $     12.58    $      15.86   $     10.07     $     10.03
                                              ===========    ============   ===========     ===========

See notes to financial statements.

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--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS                          SIX MONTHS ENDED JUNE 30, 2000
(Unaudited)

                                            MID CAP       MID CAP     DIVERSIFIED    LARGE CAP     DIVERSIFIED
                                             GROWTH        VALUE        MID CAP        GROWTH        EQUITY
                                           PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO
                                          ------------   ----------   -----------   ------------   -----------
INVESTMENT INCOME:
Interest income.........................  $    173,911   $   43,740   $    73,716   $    399,688   $  157,681
Discount accretion......................           460           --        10,550          2,447           --
Dividend income.........................       224,367      333,133       101,662        873,161      371,274
Income from securities lending..........        36,037          772           828         29,222       11,289
                                          ------------   ----------   -----------   ------------   ----------
Total Income............................       434,775      377,645       186,756      1,304,518      540,244
                                          ------------   ----------   -----------   ------------   ----------
EXPENSES:
Investment advisory fees................       544,128      130,017        95,181      1,204,977      289,608
Administration fees.....................       125,500       26,336        19,282        277,964       58,674
Custodian fees..........................        19,443        9,456         4,073         12,163        5,319
Legal and audit fees....................        10,271        4,454         3,733         17,826        5,920
Trustees' fees and expenses.............         1,441          292           218          3,293          693
Transfer agent fees.....................         2,983        2,983         2,686          3,034        2,983
Registration and filing fees............         4,868        2,104           587          7,375        2,853
Insurance fees..........................         2,332          442           344          5,748        1,168
Printing costs..........................         9,846        1,344         1,004         20,679        3,112
Other...................................         8,549           32            26         18,924           77
                                          ------------   ----------   -----------   ------------   ----------
Total expenses before waivers...........       729,361      177,460       127,134      1,571,983      370,407
Less investment advisor waivers.........            --      (10,515)       (4,981)            --         (153)
                                          ------------   ----------   -----------   ------------   ----------
Net Expenses............................       729,361      166,945       122,153      1,571,983      370,254
                                          ------------   ----------   -----------   ------------   ----------
Net Investment Income (Loss)............  $   (294,586)  $  210,700   $    64,603   $   (267,465)  $  169,990
                                          ------------   ----------   -----------   ------------   ----------
REALIZED GAINS (LOSSES) FROM INVESTMENTS
  AND FUTURES:
Net realized gains (losses) from
  investment and futures transactions...  $ 33,390,018   $ (139,678)  $ 3,695,454   $ 39,294,540   $ (298,736)
Net change in unrealized appreciation
  (depreciation) from investments and
  futures...............................   (10,948,307)   1,299,109    (1,043,419)   (37,243,483)   1,984,045
                                          ------------   ----------   -----------   ------------   ----------
Net realized/unrealized gains (losses)
  from investments and futures..........    22,441,711    1,159,431     2,652,035      2,051,057    1,685,309
                                          ------------   ----------   -----------   ------------   ----------
Change in net assets resulting from
  operations............................  $ 22,147,125   $1,370,131   $ 2,716,638   $  1,783,592   $1,855,299
                                          ============   ==========   ===========   ============   ==========

See notes to financial statements.

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One Group Investment Trust
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS                          SIX MONTHS ENDED JUNE 30, 2000
(Unaudited)

                                                  EQUITY INDEX     BALANCED        BOND       GOVERNMENT BOND
                                                   PORTFOLIO      PORTFOLIO     PORTFOLIO        PORTFOLIO
                                                  ------------    ----------    ----------    ---------------
INVESTMENT INCOME:
Interest income.................................   $ 186,297      $2,870,973    $2,799,849      $2,301,080
Discount accretion..............................      65,984         108,270       135,655         147,646
Premium amortization............................          --        (204,044)     (306,618)         (1,955)
Dividend income.................................     348,264         541,212            --              --
Income from securities lending..................       2,779          20,245         9,466           5,155
                                                   ---------      ----------    ----------      ----------
Total Income....................................     603,324       3,336,656     2,638,352       2,451,926
                                                   ---------      ----------    ----------      ----------
EXPENSES:
Investment advisory fees........................     102,509         669,737       225,548         156,881
Administration fees.............................      47,837         143,459        56,360          52,271
Custodian fees..................................       8,288          14,773         7,948           6,022
Legal and audit fees............................       5,496          10,447         6,106           5,808
Trustees' fees and expenses.....................         521           1,744           669             679
Transfer agent fees.............................       2,983           2,983         2,983           2,983
Registration and filing fees....................       5,173           2,708         2,600           1,664
Insurance fees..................................         424           2,766         1,168           1,129
Printing costs..................................       2,902          10,388         2,949           3,957
Other...........................................       8,914           9,762            74           3,556
                                                   ---------      ----------    ----------      ----------
Total expenses before waivers...................     185,047         868,767       306,405         234,950
Less investment advisor waivers.................          --              --       (24,433)             --
                                                   ---------      ----------    ----------      ----------
Net Expenses....................................     185,047         868,767       281,972         234,950
                                                   ---------      ----------    ----------      ----------
Net Investment Income...........................   $ 418,277      $2,467,889    $2,356,380      $2,216,976
                                                   ---------      ----------    ----------      ----------
REALIZED GAINS (LOSSES) FROM INVESTMENTS AND
  FUTURES:
Net realized gains (losses) from investment and
  futures transactions..........................   $ 494,926      $  356,207    $  (33,891)     $ (225,507)
Net change in unrealized appreciation
  (depreciation) from investments and futures...    (856,166)      2,822,363       656,407         800,368
                                                   ---------      ----------    ----------      ----------
Net realized/unrealized gains (losses) from
  investments and futures.......................    (361,240)      3,178,570       622,516         574,861
                                                   ---------      ----------    ----------      ----------
Change in net assets resulting from
  operations....................................   $  57,037      $5,646,459    $2,978,896      $2,791,837
                                                   =========      ==========    ==========      ==========

See notes to financial statements.

One Group Investment Trust
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                           MID CAP GROWTH                   MID CAP VALUE                DIVERSIFIED MID CAP
                                              PORTFOLIO                       PORTFOLIO                       PORTFOLIO
                                    -----------------------------   -----------------------------   -----------------------------
                                      SIX MONTHS      YEAR ENDED      SIX MONTHS      YEAR ENDED      SIX MONTHS      YEAR ENDED
                                    ENDED JUNE 30,   DECEMBER 31,   ENDED JUNE 30,   DECEMBER 31,   ENDED JUNE 30,   DECEMBER 31,
                                         2000            1999            2000            1999            2000            1999
                                    --------------   ------------   --------------   ------------   --------------   ------------
                                     (UNAUDITED)                     (UNAUDITED)                     (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
    Net investment income
      (loss)......................   $   (294,586)   $   (213,785)   $   210,700     $   252,868     $    64,603     $    47,095
    Net realized gains (losses)
      from investment and futures
      transactions................     33,390,018      19,518,884       (139,678)       (165,319)      3,695,454       1,474,786
    Net change in unrealized
      appreciation (depreciation)
      from investments and
      futures.....................    (10,948,307)      8,802,339      1,299,109         (31,208)     (1,043,419)        599,311
                                     ------------    ------------    -----------     -----------     -----------     -----------
Change in net assets resulting
  from operations.................     22,147,125      28,107,438      1,370,131          56,341       2,716,638       2,121,192
                                     ------------    ------------    -----------     -----------     -----------     -----------
DISTRIBUTIONS TO SHAREHOLDERS:
    From net investment income....             --              --       (211,815)       (252,868)        (80,291)        (31,744)
    From net realized gains from
      investment transactions.....     (4,291,523)    (16,091,134)        (6,914)             --        (336,666)     (1,442,907)
    Tax return of capital
      distribution................             --              --             --          (1,345)             --              --
                                     ------------    ------------    -----------     -----------     -----------     -----------
Change in net assets from
  shareholder distributions.......     (4,291,523)    (16,091,134)      (218,729)       (254,213)       (416,957)     (1,474,651)
                                     ------------    ------------    -----------     -----------     -----------     -----------
CAPITAL TRANSACTIONS:
    Proceeds from shares issued...     28,780,295      21,229,122     15,715,954       9,650,797       9,513,585       5,050,852
    Dividends reinvested..........      4,291,420      16,091,134        107,226         254,213         387,361       1,474,651
    Cost of shares redeemed.......       (201,715)     (1,558,798)    (3,348,707)     (3,719,121)     (2,937,687)     (3,706,440)
                                     ------------    ------------    -----------     -----------     -----------     -----------
Change in net assets from capital
  transactions....................     32,870,000      35,761,458     12,474,473       6,185,889       6,963,259       2,819,063
                                     ------------    ------------    -----------     -----------     -----------     -----------
Change in net assets..............     50,725,602      47,777,762     13,625,875       5,988,017       9,262,940       3,465,604
NET ASSETS:
    Beginning of period...........    140,451,470      92,673,708     28,489,373      22,501,356      21,625,471      18,159,867
                                     ------------    ------------    -----------     -----------     -----------     -----------
    End of period.................   $191,177,072    $140,451,470    $42,115,248     $28,489,373     $30,888,411     $21,625,471
                                     ============    ============    ===========     ===========     ===========     ===========
SHARE TRANSACTIONS:
    Issued........................      1,288,665       1,126,327      1,476,787         972,013         586,482         341,183
    Reinvested....................        178,884         786,084          9,643          25,259          22,391          98,219
    Redeemed......................         (8,932)        (79,766)      (312,058)       (358,109)       (173,450)       (245,037)
                                     ------------    ------------    -----------     -----------     -----------     -----------
Change in shares..................      1,458,617       1,832,645      1,174,372         639,163         435,423         194,365
                                     ============    ============    ===========     ===========     ===========     ===========

See notes to financial statements.

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One Group Investment Trust
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                          LARGE CAP GROWTH               DIVERSIFIED EQUITY                 EQUITY INDEX
                                              PORTFOLIO                       PORTFOLIO                       PORTFOLIO
                                    -----------------------------   -----------------------------   -----------------------------
                                      SIX MONTHS      YEAR ENDED      SIX MONTHS      YEAR ENDED      SIX MONTHS      YEAR ENDED
                                    ENDED JUNE 30,   DECEMBER 31,   ENDED JUNE 30,   DECEMBER 31,   ENDED JUNE 30,   DECEMBER 31,
                                         2000            1999            2000            1999            2000            1999
                                    --------------   ------------   --------------   ------------   --------------   ------------
                                     (UNAUDITED)                     (UNAUDITED)                     (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
    Net investment income
      (loss)......................   $   (267,465)   $    234,375    $   169,990     $   335,268     $   418,277     $   542,096
    Net realized gains (losses)
      from investment and futures
      transactions................     39,294,540      41,677,006       (298,736)      6,051,859         494,926         991,989
    Net change in unrealized
      appreciation (depreciation)
      from investments and
      futures.....................    (37,243,483)     33,738,147      1,984,045        (582,936)       (856,166)      5,187,065
                                     ------------    ------------    -----------     -----------     -----------     -----------
Change in net assets resulting
  from operations.................      1,783,592      75,649,528      1,855,299       5,804,191          57,037       6,721,150
                                     ------------    ------------    -----------     -----------     -----------     -----------
DISTRIBUTIONS TO SHAREHOLDERS:
    From net investment income....             --        (234,375)      (171,167)       (336,079)       (417,986)       (541,176)
    In excess of net investment
      income......................             --        (201,156)            --              --              --              --
    From net realized gains from
      investment transactions.....     (7,637,326)    (32,563,968)            --      (6,358,677)     (1,091,552)       (661,838)
    In excess of net realized
      gains from investment
      transactions................             --              --             --         (15,221)             --              --
                                     ------------    ------------    -----------     -----------     -----------     -----------
Change in net assets from
  shareholder distributions.......     (7,637,326)    (32,999,499)      (171,167)     (6,709,977)     (1,509,538)     (1,203,014)
                                     ------------    ------------    -----------     -----------     -----------     -----------
CAPITAL TRANSACTIONS:
    Proceeds from shares issued...     43,870,636      72,395,398     23,057,818      11,760,756      28,858,904      37,857,978
    Proceeds from shares issued in
      Pegasus substitution........             --      26,126,243             --              --              --              --
    Dividends reinvested..........      7,637,184      32,999,499         68,925       6,709,976       1,298,954       1,203,015
    Cost of shares redeemed.......     (3,323,139)    (16,187,784)    (3,822,901)     (6,059,678)       (219,673)     (3,932,201)
                                     ------------    ------------    -----------     -----------     -----------     -----------
Change in net assets from capital
  transactions....................     48,184,681     115,333,356     19,303,842      12,411,054      29,938,185      35,128,792
                                     ------------    ------------    -----------     -----------     -----------     -----------
Change in net assets..............     42,330,947     157,983,385     20,987,974      11,505,268      28,485,684      40,646,928
NET ASSETS:
    Beginning of period...........    360,018,093     202,034,708     71,065,627      59,560,359      55,127,647      14,480,719
                                     ------------    ------------    -----------     -----------     -----------     -----------
    End of period.................   $402,349,040    $360,018,093    $92,053,601     $71,065,627     $83,613,331     $55,127,647
                                     ============    ============    ===========     ===========     ===========     ===========
SHARE TRANSACTIONS:
    Issued........................      1,694,309       2,936,777      1,320,934         649,087       2,304,219       3,169,873
    Issued in Pegasus
      substitution................             --       1,061,051             --              --              --              --
    Reinvested....................        282,440       1,243,430          3,774         383,290         100,151          95,807
    Redeemed......................       (127,265)       (617,459)      (219,018)       (333,010)        (17,379)       (324,864)
                                     ------------    ------------    -----------     -----------     -----------     -----------
Change in shares..................      1,849,484       4,623,799      1,105,690         699,373       2,386,991       2,940,816
                                     ============    ============    ===========     ===========     ===========     ===========

See notes to financial statements.

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One Group Investment Trust
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                              BALANCED                          BOND                       GOVERNMENT BOND
                                              PORTFOLIO                       PORTFOLIO                       PORTFOLIO
                                    -----------------------------   -----------------------------   -----------------------------
                                      SIX MONTHS      YEAR ENDED      SIX MONTHS      YEAR ENDED      SIX MONTHS      YEAR ENDED
                                    ENDED JUNE 30,   DECEMBER 31,   ENDED JUNE 30,   DECEMBER 31,   ENDED JUNE 30,   DECEMBER 31,
                                         2000            1999            2000            1999            2000            1999
                                    --------------   ------------   --------------   ------------   --------------   ------------
                                     (UNAUDITED)                     (UNAUDITED)                     (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
    Net investment income
      (loss)......................   $  2,467,889    $  3,977,901    $ 2,356,380     $ 3,595,454     $ 2,216,976     $ 3,119,688
    Net realized gains (losses)
      from investment and futures
      transactions................        356,207       3,447,334        (33,891)        (61,137)       (225,507)       (757,688)
    Net change in unrealized
      appreciation (depreciation)
      from investments and
      futures.....................      2,822,363       4,269,376        656,407      (4,405,320)        800,368      (3,048,162)
                                     ------------    ------------    -----------     -----------     -----------     -----------
Change in net assets resulting
  from operations.................      5,646,459      11,694,611      2,978,896        (871,003)      2,791,837        (686,162)
                                     ------------    ------------    -----------     -----------     -----------     -----------
DISTRIBUTIONS TO SHAREHOLDERS:
    From net investment income....     (3,116,772)     (3,739,511)    (2,378,679)     (3,558,444)     (2,336,442)     (2,988,332)
    From net realized gains from
      investment transactions.....       (137,319)     (3,333,993)            --              --              --          (2,360)
                                     ------------    ------------    -----------     -----------     -----------     -----------
Change in net assets from
  shareholder distributions.......     (3,254,091)     (7,073,504)    (2,378,679)     (3,558,444)     (2,336,442)     (2,990,692)
                                     ------------    ------------    -----------     -----------     -----------     -----------
CAPITAL TRANSACTIONS:
    Proceeds from shares issued...     16,812,116      72,231,755     20,802,282      17,154,252      13,992,366      31,336,825
    Dividends reinvested..........      1,960,284       7,073,504      1,140,471       3,558,445       1,170,251       2,990,691
    Cost of shares redeemed.......     (1,092,053)     (2,790,915)    (6,478,131)     (9,331,269)     (1,354,091)     (8,678,394)
                                     ------------    ------------    -----------     -----------     -----------     -----------
Change in net assets from capital
  transactions....................     17,680,347      76,514,344     15,464,622      11,381,428      13,808,526      25,649,122
                                     ------------    ------------    -----------     -----------     -----------     -----------
Change in net assets..............     20,072,715      81,135,451     16,064,839       6,951,981      14,263,921      21,972,268
NET ASSETS:
    Beginning of period...........    183,980,385     102,844,934     67,843,537      60,891,556      64,159,438      42,187,170
                                     ------------    ------------    -----------     -----------     -----------     -----------
    End of period.................   $204,053,100    $183,980,385    $83,908,376     $67,843,537     $78,423,359     $64,159,438
                                     ============    ============    ===========     ===========     ===========     ===========
SHARE TRANSACTIONS:
    Issued........................      1,081,306       4,665,460      2,069,867       1,674,349       1,398,522       3,033,590
    Reinvested....................        122,365         457,032        113,480         347,859         116,908         294,923
    Redeemed......................        (68,861)       (180,119)      (643,784)       (902,841)       (135,790)       (851,693)
                                     ------------    ------------    -----------     -----------     -----------     -----------
Change in shares..................      1,134,810       4,942,373      1,539,563       1,119,367       1,379,640       2,476,820
                                     ============    ============    ===========     ===========     ===========     ===========

See notes to financial statements.

One Group Investment Trust
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                               MID CAP GROWTH PORTFOLIO
                                          ------------------------------------------------------------------
                                             SIX MONTHS
                                               ENDED                     YEAR ENDED DECEMBER 31,
                                              JUNE 30,       -----------------------------------------------
                                                2000           1999      1998      1997      1996      1995
                                          ----------------   --------   -------   -------   -------   ------
                                            (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD....      $  20.55       $  18.52   $ 14.21   $ 12.11   $ 11.52   $ 9.70
                                              --------       --------   -------   -------   -------   ------
Investment Activities:
  Net investment income (loss)..........         (0.04)         (0.03)    (0.03)    (0.03)     0.18     0.04
  Net realized and unrealized gains
    (losses) from investments...........          3.12           4.73      5.95      3.63      1.62     2.29
                                              --------       --------   -------   -------   -------   ------
    Total from Investment Activities....          3.08           4.70      5.92      3.60      1.80     2.33
                                              --------       --------   -------   -------   -------   ------
Distributions:
  Net investment income.................            --             --        --        --     (0.19)   (0.04)
  Net realized gains....................         (0.58)         (2.67)    (1.38)    (1.48)    (0.78)   (0.47)
  In excess of net realized gains.......            --             --     (0.03)       --     (0.24)      --
  Tax return of capital.................            --             --     (0.20)    (0.02)       --       --
                                              --------       --------   -------   -------   -------   ------
    Total Distributions.................         (0.58)         (2.67)    (1.61)    (1.50)    (1.21)   (0.51)
                                              --------       --------   -------   -------   -------   ------
NET ASSET VALUE, END OF PERIOD..........      $  23.05       $  20.55   $ 18.52   $ 14.21   $ 12.11   $11.52
                                              ========       ========   =======   =======   =======   ======
Total Return............................         14.86%(a)      25.42%    38.82%    29.81%    15.67%   24.06%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000).....      $191,177       $140,451   $92,674   $50,707   $22,339   $6,685
  Ratio of expenses to average net
    assets..............................          0.87%(b)       0.92%     0.97%     1.10%     1.06%    0.90%
  Ratio of net investment income to
    average net assets..................         (0.35%)(b)     (0.21%)   (0.25%)   (0.25%)    1.85%    0.46%
  Ratio of expenses to average net
    assets*.............................          0.87%(b)       0.92%     0.97%     1.11%     1.40%    2.78%
  Portfolio turnover....................         77.92%        167.61%    87.70%   175.60%   326.90%  193.30%

------------

  * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Not annualized.
(b) Annualized.

See notes to financial statements.

One Group Investment Trust
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                        MID CAP VALUE PORTFOLIO
                                                        -------------------------------------------------------
                                                        SIX MONTHS            YEAR ENDED
                                                           ENDED             DECEMBER 31,            MAY 1 -
                                                         JUNE 30,        --------------------      DECEMBER 31,
                                                           2000           1999         1998          1997 (a)
                                                        -----------      -------      -------      ------------
                                                        (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD................      $ 10.39        $ 10.70      $ 11.53        $ 10.00
                                                          -------        -------      -------        -------
Investment Activities:
  Net investment income (loss)......................         0.06           0.11         0.21           0.12
  Net realized and unrealized gains (losses) from
     investments....................................         0.36          (0.31)       (0.58)          1.57
                                                          -------        -------      -------        -------
     Total from Investment Activities...............         0.42          (0.20)       (0.37)          1.69
                                                          -------        -------      -------        -------
Distributions:
  Net investment income.............................        (0.06)         (0.11)       (0.21)         (0.12)
  Net realized gains................................           --(b)          --        (0.20)         (0.04)
  In excess of net realized gains...................           --             --        (0.05)            --
                                                          -------        -------      -------        -------
     Total Distributions............................        (0.06)         (0.11)       (0.46)         (0.16)
                                                          -------        -------      -------        -------
NET ASSET VALUE, END OF PERIOD......................      $ 10.75        $ 10.39      $ 10.70        $ 11.53
                                                          =======        =======      =======        =======
Total Return........................................         4.04%(c)      (1.84%)      (3.31%)        25.26%(d)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000).................      $42,115        $28,489      $22,501        $13,926
  Ratio of expenses to average net assets...........         0.95%(d)       0.95%        0.95%          0.95%(d)
  Ratio of net investment income to average net
     assets.........................................         1.20%(d)       1.10%        1.90%          1.83%(d)
  Ratio of expenses to average net assets*..........         1.01%(d)       1.02%        1.27%          1.22%(d)
  Portfolio turnover................................        49.70%        198.01%       39.30%         19.60%

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Amount is less than $0.01.
(c) Not annualized.
(d) Annualized.

See notes to financial statements.

One Group Investment Trust
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                  DIVERSIFIED MID CAP PORTFOLIO
                                              ----------------------------------------------------------------------
                                              SIX MONTHS
                                                 ENDED               YEAR ENDED DECEMBER 31,            MARCH 30, -
                                               JUNE 30,      ---------------------------------------    DECEMBER 31,
                                                 2000         1999       1998       1997       1996       1995 (a)
                                              -----------    -------    -------    -------    ------    ------------
                                              (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD......      $ 15.18      $ 14.76    $ 14.38    $ 13.46    $11.02       $10.00
                                                -------      -------    -------    -------    ------       ------
Investment Activities:
  Net investment income (loss)............         0.04         0.03      (0.01)      0.01      0.03         0.05
  Net realized and unrealized gains
    (losses) from investments.............         1.65         1.50       0.70       3.55      2.67         1.02
                                                -------      -------    -------    -------    ------       ------
    Total from Investment Activities......         1.69         1.53       0.69       3.56      2.70         1.07
                                                -------      -------    -------    -------    ------       ------
Distributions:
  Net investment income...................        (0.05)       (0.02)        --      (0.01)    (0.03)        0.05
  Net realized gains......................        (0.22)       (1.09)     (0.31)     (2.63)    (0.23)          --
                                                -------      -------    -------    -------    ------       ------
    Total Distributions...................        (0.27)       (1.11)     (0.31)     (2.64)    (0.26)       (0.05)
                                                -------      -------    -------    -------    ------       ------
NET ASSET VALUE, END OF PERIOD............      $ 16.60      $ 15.18    $ 14.76    $ 14.38    $13.46       $11.02
                                                =======      =======    =======    =======    ======       ======
Total Return..............................        11.07%(b)    10.50%      4.91%     26.65%    24.53%       14.20%(c)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000).......      $30,888      $21,625    $18,160    $11,668    $9,216       $4,972
  Ratio of expenses to average net
    assets................................         0.95%(c)     0.92%      0.95%      0.91%     0.85%        0.85%(c)
  Ratio of net investment income to
    average net assets....................         0.50%(c)     0.26%     (0.10%)     0.04%     0.28%        0.67%(c)
  Ratio of expenses to average net
    assets*...............................         0.99%(c)     1.03%      1.52%      1.49%     2.11%        4.64%(c)
  Portfolio turnover......................        48.95%       58.77%     26.20%     80.70%    37.40%       32.10%

------------

  * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.

See notes to financial statements.

One Group Investment Trust
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                LARGE CAP GROWTH PORTFOLIO
                                      ------------------------------------------------------------------------------
                                      SIX MONTHS
                                         ENDED                            YEAR ENDED DECEMBER 31,
                                       JUNE 30,        -------------------------------------------------------------
                                         2000            1999          1998         1997         1996         1995
                                      -----------      --------      --------      -------      -------      -------
                                      (UNAUDITED)
NET ASSET VALUE, BEGINNING OF
  PERIOD..........................     $  26.56        $  22.63      $  17.21      $ 13.67      $ 12.12      $  9.99
                                       --------        --------      --------      -------      -------      -------
Investment Activities:
  Net investment income (loss)....        (0.02)           0.02          0.06         0.10         0.16         0.20
  Net realized and unrealized
     gains (losses) from
     investments..................         0.11            6.60          7.03         4.25         1.86         2.20
                                       --------        --------      --------      -------      -------      -------
     Total from Investment
       Activities.................         0.09            6.62          7.09         4.35         2.02         2.40
                                       --------        --------      --------      -------      -------      -------
Distributions:
  Net investment income...........           --           (0.02)        (0.06)       (0.10)       (0.16)       (0.20)
  In excess of net investment
     income.......................           --           (0.02)           --           --           --           --
  Net realized gains..............        (0.53)          (2.65)        (1.61)       (0.71)       (0.30)       (0.07)
  In excess of net realized
     gains........................           --              --            --           --        (0.01)          --
                                       --------        --------      --------      -------      -------      -------
     Total Distributions..........        (0.53)          (2.69)        (1.67)       (0.81)       (0.47)       (0.27)
                                       --------        --------      --------      -------      -------      -------
NET ASSET VALUE, END OF PERIOD....     $  26.12        $  26.56      $  22.63      $ 17.21      $ 13.67      $ 12.12
                                       ========        ========      ========      =======      =======      =======
Total Return......................         0.27%(a)       29.26%        41.27%       31.93%       16.67%       24.13%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period
     (000)........................     $402,349        $360,018      $202,035      $99,628      $42,893      $16,119
  Ratio of expenses to average net
     assets.......................         0.85%(b)        0.88%         0.93%        1.00%        0.98%        0.90%
  Ratio of net investment income
     to average net assets........        (0.14%)(b)       0.08%         0.32%        0.69%        1.29%        2.02%
  Ratio of expenses to average net
     assets*......................         0.85%(b)        0.88%         0.93%        1.00%        1.16%        1.64%
  Portfolio turnover..............        62.62%          94.18%        61.00%       34.40%       38.70%       37.40%

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Not annualized.
(b) Annualized.

See notes to financial statements.

One Group Investment Trust
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                DIVERSIFIED EQUITY PORTFOLIO
                                           ----------------------------------------------------------------------
                                           SIX MONTHS
                                              ENDED                                                   MARCH 30 -
                                            JUNE 30,                                                 DECEMBER 31,
                                              2000         1999       1998       1997       1996       1995 (a)
                                           -----------    -------    -------    -------    ------    ------------
                                           (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD...      $ 17.57      $ 17.80    $ 16.22    $ 13.19    $11.63       $10.00
                                             -------      -------    -------    -------    ------       ------
Investment Activities:
  Net investment income (loss).........         0.04         0.10       0.11       0.13      0.15         0.13
  Net realized gains and unrealized
     (losses) from investments.........         0.30         1.51       2.00       3.38      2.02         1.63
                                             -------      -------    -------    -------    ------       ------
     Total from Investment
       Activities......................         0.34         1.61       2.11       3.51      2.17         1.76
                                             -------      -------    -------    -------    ------       ------
Distributions:
  Net investment income................        (0.04)       (0.10)     (0.12)     (0.13)    (0.14)       (0.13)
  Net realized gains...................           --        (1.73)     (0.41)     (0.35)    (0.47)          --
  In excess of net realized gains......           --        (0.01)        --         --        --           --
                                             -------      -------    -------    -------    ------       ------
     Total Distributions...............        (0.04)       (1.84)     (0.53)     (0.48)    (0.61)       (0.13)
                                             -------      -------    -------    -------    ------       ------
NET ASSET VALUE, END OF PERIOD.........      $ 17.87      $ 17.57    $ 17.80    $ 16.22    $13.19       $11.63
                                             =======      =======    =======    =======    ======       ======
Total Return...........................         1.91%(b)     9.13%     13.10%     26.80%    18.75%       22.75%(c)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000)....      $92,054      $71,066    $59,560    $38,705    $8,603       $3,754
  Ratio of expenses to average net
     assets............................         0.95%(c)     0.95%      0.95%      0.93%     0.85%        0.85%(c)
  Ratio of net investment income to
     average net assets................         0.43%(c)     0.54%      0.69%      0.93%     1.35%        1.78%(c)
  Ratio of expenses to average net
     assets*...........................         0.95%(c)     0.97%      1.02%      1.10%     2.27%        4.93%(c)
  Portfolio turnover...................        16.70%       91.90%     43.20%     31.10%    46.80%       17.50%

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.

See notes to financial statements.

One Group Investment Trust
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                         EQUITY INDEX PORTFOLIO
                                                           --------------------------------------------------
                                                             SIX MONTHS            YEAR             MAY 1,
                                                               ENDED              ENDED            1998 TO
                                                              JUNE 30,         DECEMBER 31,      DECEMBER 31,
                                                                2000               1999            1998(a)
                                                           --------------      ------------      ------------
                                                            (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD...................       $ 12.94            $ 10.97           $ 10.00
                                                              -------            -------           -------
Investment Activities:
  Net investment income (loss).........................          0.07               0.17              0.08
  Net realized and unrealized gains (losses) from
     investments.......................................         (0.16)              2.13              0.97
                                                              -------            -------           -------
     Total from Investment Activities..................         (0.09)              2.30              1.05
                                                              -------            -------           -------
Distributions:
  Net investment income................................         (0.07)             (0.17)            (0.08)
  Net realized gains...................................         (0.20)             (0.16)               --
                                                              -------            -------           -------
     Total Distributions...............................         (0.27)             (0.33)            (0.08)
                                                              -------            -------           -------
NET ASSET VALUE, END OF PERIOD.........................       $ 12.58            $ 12.94           $ 10.97
                                                              =======            =======           =======
Total Return...........................................         (0.75%)(b)         21.11%            10.52%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000)....................       $83,613            $55,128           $14,481
  Ratio of expenses to average net assets..............          0.54%(c)           0.55%             0.55%(c)
  Ratio of net investment income to average net
     assets............................................          1.22%(c)           1.67%             1.45%(c)
  Ratio of expenses to average net assets*.............          0.54%(c)           0.58%             1.13%(c)
  Portfolio turnover...................................          1.78%              1.50%             2.30%

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.

See notes to financial statements.

One Group Investment Trust
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                    BALANCED PORTFOLIO
                                       -----------------------------------------------------------------------------
                                       SIX MONTHS
                                          ENDED                           YEAR ENDED DECEMBER 31,
                                        JUNE 30,        ------------------------------------------------------------
                                          2000            1999          1998         1997         1996         1995
                                       -----------      --------      --------      -------      -------      ------
                                       (UNAUDITED)
NET ASSET VALUE, BEGINNING OF
  PERIOD...........................     $  15.68        $  15.14      $  13.19      $ 11.93      $ 11.24      $ 9.81
                                        --------        --------      --------      -------      -------      ------
Investment Activities:
  Net investment income (loss).....         0.20            0.39          0.39         0.39         0.34        0.36
  Net realized and unrealized gains
     (losses) from investments.....         0.24            0.83          2.14         2.31         0.98        1.64
                                        --------        --------      --------      -------      -------      ------
     Total from Investment
       Activities..................         0.44            1.22          2.53         2.70         1.32        2.00
                                        --------        --------      --------      -------      -------      ------
Distributions:
  Net investment income............        (0.25)          (0.38)        (0.39)       (0.39)       (0.34)      (0.36)
  Net realized gains...............        (0.01)          (0.30)        (0.19)       (1.05)       (0.23)         --
  In excess of net realized
     gains.........................           --              --            --           --        (0.04)      (0.21)
  Tax return of capital............           --              --            --           --        (0.02)         --
                                        --------        --------      --------      -------      -------      ------
     Total Distributions...........        (0.26)          (0.68)        (0.58)       (1.44)       (0.63)      (0.57)
                                        --------        --------      --------      -------      -------      ------
NET ASSET VALUE, END OF PERIOD.....     $  15.86        $  15.68      $  15.14      $ 13.19      $ 11.93      $11.24
                                        ========        ========      ========      =======      =======      ======
Total Return.......................         2.80%(a)        8.20%        19.09%       22.90%       11.92%      20.69%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period
     (000).........................     $204,053        $183,980      $102,845      $41,446      $14,883      $5,455
  Ratio of expenses to average net
     assets........................         0.91%(b)        0.95%         1.00%        1.00%        1.00%       1.00%
  Ratio of net investment income to
     average net assets............         2.58%(b)        2.74%         2.66%        3.24%        3.27%       3.66%
  Ratio of expenses to average net
     assets*.......................         0.91%(b)        0.95%         1.00%        1.15%        1.44%       1.96%
  Portfolio turnover...............        20.25%          60.13%        32.10%       60.90%       64.80%      66.30%

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Not annualized.
(b) Annualized

See notes to financial statements.

One Group Investment Trust
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                            BOND PORTFOLIO
                                                        -------------------------------------------------------
                                                        SIX MONTHS            YEAR ENDED              MAY 1,
                                                           ENDED             DECEMBER 31,            1997 TO
                                                         JUNE 30,        --------------------      DECEMBER 31,
                                                           2000           1999         1998          1997 (a)
                                                        -----------      -------      -------      ------------
                                                        (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD................      $  9.98        $ 10.73      $ 10.44        $ 10.00
                                                          -------        -------      -------        -------
Investment Activities:
  Net investment income (loss)......................         0.30           0.60         0.57           0.37
  Net realized and unrealized gains (losses) from
     investments....................................         0.09          (0.76)        0.31           0.45
                                                          -------        -------      -------        -------
     Total from Investment Activities...............         0.39          (0.16)        0.88           0.82
                                                          -------        -------      -------        -------
Distributions:
  Net investment income.............................        (0.30)         (0.59)       (0.58)         (0.37)
  In excess of net investment income................           --             --        (0.01)         (0.01)
                                                          -------        -------      -------        -------
     Total Distributions............................        (0.30)         (0.59)       (0.59)         (0.38)
                                                          -------        -------      -------        -------
NET ASSET VALUE, END OF PERIOD......................      $ 10.07        $  9.98      $ 10.73        $ 10.44
                                                          =======        =======      =======        =======
Total Return........................................         3.93%(b)      (1.50%)       8.66%         12.29%(c)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000).................      $83,908        $67,844      $60,892        $34,230
  Ratio of expenses to average net assets...........         0.75%(c)       0.75%        0.75%          0.75%(c)
  Ratio of net investment income to average net
     assets.........................................         6.27%(c)       5.86%        5.36%          5.97%(c)
  Ratio of expenses to average net assets*..........         0.82%(c)       0.85%        0.81%          0.77%(c)
  Portfolio turnover................................         2.76%          7.50%       14.50%         14.80%

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.

See notes to financial statements.

One Group Investment Trust
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                  GOVERNMENT BOND PORTFOLIO
                                         ---------------------------------------------------------------------------
                                         SIX MONTHS
                                            ENDED                          YEAR ENDED DECEMBER 31,
                                          JUNE 30,        ----------------------------------------------------------
                                            2000           1999         1998         1997         1996         1995
                                         ----------       -------      -------      -------      -------      ------
                                         (UNAUDITED)
NET ASSET VALUE, BEGINNING OF
  PERIOD.............................      $  9.96        $ 10.64      $ 10.48      $ 10.15      $ 10.48      $ 9.69
                                           -------        -------      -------      -------      -------      ------
Investment Activities:
  Net investment income (loss).......         0.30           0.56         0.56         0.60         0.59        0.64
  Net realized and unrealized gains
     (losses) from investments.......         0.09          (0.70)        0.20         0.35        (0.33)       0.94
                                           -------        -------      -------      -------      -------      ------
     Total from Investment
       Activities....................         0.39          (0.14)        0.76         0.95         0.26        1.58
                                           -------        -------      -------      -------      -------      ------
Distributions:
  Net investment income..............        (0.32)         (0.54)       (0.56)       (0.60)       (0.59)      (0.64)
  In excess of net investment
     income..........................           --             --        (0.01)          --           --          --
  Net realized gains.................           --             --        (0.03)       (0.02)          --       (0.15)
                                           -------        -------      -------      -------      -------      ------
     Total Distributions.............        (0.32)         (0.54)       (0.60)       (0.62)       (0.59)      (0.79)
                                           -------        -------      -------      -------      -------      ------
NET ASSET VALUE,
  END OF PERIOD......................      $ 10.03        $  9.96      $ 10.64      $ 10.48      $ 10.15      $10.48
                                           =======        =======      =======      =======      =======      ======
Total Return.........................         3.93%(a)      (1.31%)       7.32%        9.67%        2.69%      16.69%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period
     (000)...........................      $78,423        $64,159      $42,187      $22,365      $14,622      $9,016
  Ratio of expenses to average net
     assets..........................         0.67%(b)       0.73%        0.75%        0.75%        0.75%       0.75%
  Ratio of net investment income to
     average net assets..............         6.36%(b)       5.68%        5.56%        6.06%        6.11%       6.54%
  Ratio of expenses to average net
     assets*.........................         0.67%(b)       0.73%        0.78%        0.88%        1.01%       1.47%
  Portfolio turnover.................        22.22%         55.15%       40.40%       21.30%       21.30%      34.10%

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Not annualized.
(b) Annualized.

See notes to financial statements.

One Group Investment Trust
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                                      JUNE 30, 2000
(Unaudited)

1. ORGANIZATION:

   One Group Investment Trust (the "Trust") was organized as a Massachusetts Business Trust on June 7, 1993. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. The accompanying financial statement and financial highlights are those of the Mid Cap Growth Portfolio, the Mid Cap Value Portfolio, the Diversified Mid Cap Portfolio, the Large Cap Growth Portfolio, the Diversified Equity Portfolio, the Equity Index Portfolio, the Balanced Portfolio, the Bond Portfolio and the Government Bond Portfolio, (individually a "Portfolio", collectively the "Portfolios"). Each Portfolio is a diversified mutual fund.

   SUBSTITUTION OF ONE GROUP INVESTMENT TRUST PORTFOLIOS FOR PEGASUS VARIABLE FUNDS

   On October 2, 1998, First Chicago NBD Corporation and BANC ONE CORPORATION merged with and into BANK ONE CORPORATION. At that time, the Pegasus Variable Funds were advised by First Chicago NBD Investment Management Company (FCNIMCO) and had been sold exclusively to separate accounts of Hartford Life and Annuity Insurance Company (Hartford) to fund variable annuity and variable life contracts. Hartford was granted an exemptive order from the Securities and Exchange Commission providing relief from certain rules in order to substitute shares of five of the One Group Investment Trust Portfolios for shares of the Pegasus Variable Funds. This substitution occurred March 31, 1999.

   On March 31, 1999, the shares of the following portfolios of the Trust were effectively substituted by Hartford for shares of the following Pegasus Variable Funds in separate accounts maintained by Hartford:

    ONE GROUP INVESTMENT TRUST PORTFOLIO       PEGASUS VARIABLE FUND
    ------------------------------------       ---------------------
    Bond Portfolio                             Bond Fund

    Large Cap Growth Portfolio                 Growth Fund

    Diversified Mid Cap Portfolio              Mid-Cap Opportunity Fund

    Mid Cap Value Portfolio                    Intrinsic Value Fund

    Diversified Equity Portfolio               Growth and Value Fund

   The financial information shown for the Bond Portfolio, the Diversified Mid Cap Portfolio, the Mid Cap Value Portfolio, and the Diversified Equity Portfolio for all periods through December 31, 1998 represents the activity of the Pegasus Variable Funds prior to the substitution. The financial information for such Portfolios for the year ended December 31, 1999 represents the combined activity of the corresponding Pegasus Variable Funds for the period January 1, 1999 through March 31, 1999, and of the Portfolios for the period April 1, 1999 through December 31, 1999.

   Thus, with the exception of the Large Cap Growth Portfolio, the Pegasus Variable Funds are the survivors for accounting purposes.

                                                    BEFORE SUBSTITUTION                   AFTER SUBSTITUTION
                                         -----------------------------------------    --------------------------
                                           PEGASUS              ONE GROUP                     ONE GROUP
                                          VARIABLE           INVESTMENT TRUST              INVESTMENT TRUST
                                         GROWTH FUND    LARGE CAP GROWTH PORTFOLIO    LARGE CAP GROWTH PORTFOLIO
                                         -----------    --------------------------    --------------------------
    Shares.............................    1,262,943              9,655,373                    10,716,424
    Net Assets.........................  $26,126,243           $237,742,554                  $263,868,797
    Net Asset Value....................  $     20.69           $      24.62                  $      24.62
    Unrealized Appreciation............  $10,244,929           $ 71,373,713                  $ 81,618,642

Continued

One Group Investment Trust
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 2000
(Unaudited)

   The shares of the Portfolios are sold at net asset value to separate accounts of insurance companies to fund variable annuity and variable life contracts.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

   The following is a summary of significant accounting policies followed by the Trust in preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

     SECURITY VALUATION

     Listed securities are valued at the latest available sales price on the principal exchange where such securities are traded. Unlisted securities for which latest sales prices are not available are valued at the mean of the latest bid and ask price in the principal market where such securities are normally traded. Corporate debt securities and debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including municipal securities, are valued on the basis of valuations provided by dealers or by an independent pricing service approved by the Board of Trustees. Short-term investments maturing in 60 days or less are valued at amortized cost,which approximates market value. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Options traded on an exchange are valued using the last price or, in the absence of a sale, the mean of the latest bid and ask prices. Options traded over-the-counter are valued using dealer-supplied valuations. Investments for which there are no such quotations or valuations are carried at the fair value as determined by the Pricing Committee which is comprised of members from One Group Administrative Services (the "Administrator"), an affiliate of Banc One Investment Advisors (the "Advisor") and BISYS Fund Services Ohio, Inc. (the "Fund Accountant") under the direction of the Board of Trustees.

     REPURCHASE AGREEMENTS

     The Funds may invest in repurchase agreements with institutions that are deemed by the Advisor to be of good standing and creditworthy under guidelines established by the Board of Trustees. Each repurchase agreement is recorded at cost. The Fund requires that the securities purchased in a repurchase agreement transaction be transferred to the custodian in a manner sufficient to enable the Fund to obtain those securities in the event of a counterparty default. The seller, under the repurchase agreement, is required to maintain the value of the securities held at not less than the repurchase price, including accrued interest. Repurchase agreements are considered to be loans under the 1940 Act.

     FEDERAL INCOME TAX

     Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in applicable sections of the Internal Revenue Code, and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

     SECURITY TRANSACTIONS AND RELATED INCOME

     Security transactions are accounted for on a trade date basis. Net realized gains or losses from sales of securities are determined on the specific identification cost method. Interest income and expenses are recognized on the accrual basis. Dividends are recorded on the ex-dividend date. Interest income includes premium

Continued

One Group Investment Trust
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 2000
(Unaudited)

     amortization and discount accretion for both financial reporting and tax purposes. Amortization and accretion are calculated using the effective interest method.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

     Dividends from net investment income, if any, are declared and paid quarterly for the Funds. Net realized capital gains, if any, are distributed at least annually.

     Distributions from net investment income and from net capital gains are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for expiring capital loss carryforwards and deferrals of certain losses. Permanent book and tax basis differences have been reclassified among the components of net assets.

     EXPENSES

     Direct expenses of a Portfolio are allocated to that Portfolio. The general expenses of the Trust are allocated among the respective Portfolios.

     SECURITIES LENDING

     To generate additional income, the Portfolios may lend up to 33 1/3% of securities in which each Portfolio is invested, pursuant to agreements requiring that the loan be continuously secured by collateral equal at all times to at least 100% of the market value plus accrued interest on the securities lent. Collateral may include cash, U.S. Government or U.S. Government Agency securities, shares of an investment trust or mutual fund, letters of credit or any combination of such collateral. The Portfolios receive payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn interest on the investment of cash collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the market value plus accrued interest of securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Advisor to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the Advisor, the consideration which can be earned currently from such securities loans justifies the attendant risk. Loans are subject to termination by the Portfolios or the borrower at any time, and are, therefore, not considered to be illiquid investments. As of June 30, 2000, the following Portfolios had securities with the following market values on loan:

                                                                                   MARKET
                                                                   MARKET         VALUE OF
                                                                  VALUE OF         LOANED
                                                                 COLLATERAL      SECURITIES
                                                                 -----------    ------------
   Mid Cap Growth Portfolio....................................  $33,875,502    $32,589,020
   Mid Cap Value Portfolio.....................................   14,690,802     13,932,976
   Diversified Mid Cap Portfolio...............................   14,294,438     13,557,059
   Large Cap Growth Portfolio..................................      131,179        124,412
   Diversified Equity Portfolio................................    8,454,663      8,018,529
   Equity Index Portfolio......................................   16,367,453     15,523,412
   Balanced Portfolio..........................................   15,558,470     15,112,377
   Bond Portfolio..............................................   11,823,026     11,249,596
   Government Bond Portfolio...................................   11,868,105     11,425,319

Continued

One Group Investment Trust
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 2000
(Unaudited)

     FINANCIAL INSTRUMENTS

     Investing in financial instruments such as futures and indexed securities involves risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The face or contract amounts reflect the extent of the involvement the Portfolios have in the particular class of instrument. Risks associated with these instruments include an imperfect correlation between the movements in the price of the instruments and the price of the underlying securities and interest rates, an illiquid secondary market for the instruments or inability of counterparties to perform under the terms of the contract, and changes in the value of currency relative to the U.S. dollar. The Portfolios enter into these contracts primarily as a means to hedge against adverse fluctuations in the value of securities held or planned to be purchased by the Portfolios.

     FUTURES CONTRACTS

     The Portfolios may enter into futures contracts for the delayed delivery of securities at a fixed price at some future date or for the change in the value of a specified financial index over a predetermined time period. Cash or securities are deposited with brokers in order to maintain a position. Subsequent payments made or received by the Fund based on the daily change in the market value of the position are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the appreciation or depreciation is realized.

3. INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS:

   The Trust and the Advisor are parties to an investment advisory agreement which the Advisor is entitled to a fee, computed daily and paid monthly, of the following annual percentages of the average daily net assets of each
   Portfolio:

                                                                  ADVISORY
                             PORTFOLIO                              FEE
                             ---------                            --------
    Mid Cap Growth Portfolio....................................    0.65%
    Mid Cap Value Portfolio.....................................    0.74%
    Diversified Mid Cap Portfolio...............................    0.74%
    Large Cap Growth Portfolio..................................    0.65%
    Diversified Equity Portfolio................................    0.74%
    Equity Index Portfolio......................................    0.30%
    Balanced Portfolio..........................................    0.70%
    Bond Portfolio..............................................    0.60%
    Government Bond Portfolio...................................    0.45%

   The Trust and the Administrator, an affiliate of the Advisor, are parties to an administration agreement under which the Administrator provides services for a fee that is computed daily and paid monthly, at an annual rate of 0.18% on the first $250 million in Trust average daily net assets (except for the Equity Index Portfolio) and 0.14% on Trust average daily net assets in excess of $250 million (except for the Equity Index Portfolio). The Administrator is entitled to a fee at the rate of 0.14% of the Equity Index Portfolio's average daily net assets.

Continued

One Group Investment Trust
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 2000
(Unaudited)

4. SECURITIES TRANSACTIONS:

   The cost of security purchases and the proceeds from the sale of securities (excluding short-term securities and financial futures) during the six months ended June 30, 2000 are summarized as follows:

                                                                   PURCHASES         SALES
                                                                  ------------    ------------
    Mid Cap Growth Fund.........................................  $149,556,310    $123,286,330
    Mid Cap Value Fund..........................................    30,289,543      17,007,414
    Diversified Mid Cap Fund....................................    23,338,437      11,763,214
    Large Cap Growth Fund.......................................   260,793,567     224,594,749
    Diversified Equity Fund.....................................    34,153,810      12,357,560
    Equity Index Fund...........................................    53,627,839       1,070,197
    Balanced Fund...............................................    60,480,880      37,140,931
    Bond Fund...................................................    20,867,175       1,853,200
    Government Bond Fund........................................    28,342,404      14,596,462

5. DEFERRED COMPENSATION PLAN:

   Independent Trustees of the Funds may participate in a Deferred Compensation Plan in which they may defer any or all compensation related to performance of their duties as a Trustee. All deferred compensation is paid by the Funds and invested into various One Group Funds elected by each Trustee. The plan is fully funded and therefore, the Funds bear no additional trustee expense over and above the normal cash compensation.

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